Securities Act File No. 333-131820

ICA No. 811- 21853

As filed with the Securities and Exchange Commission on April 30, 2015

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

Pre-Effective Amendment No. ____ [ ]

Post-Effective Amendment No. 139 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

Amendment No. 140 [X]

(Check Appropriate Box or Boxes)

Northern Lights Variable Trust

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Omaha, NE 68130

Attention: Andrew Rogers

(Address of Principal Executive Offices)(Zip Code)

(631) 470-2600

(Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copies to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 513-241-4771 (fax)	James P. Ash, Esq. Gemini Fund Services, LLC 80 Arkay Drive Hauppauge, New York 11788 (631) 470-2619 (phone) (631) 813-2884 (fax)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

( ) immediately upon filing pursuant to paragraph (b).

(X)	on May 1, 2015 pursuant to paragraph (b).

( ) 60 days after filing pursuant to paragraph (a)(1).

( ) on October 31, 2014 pursuant to paragraph (a)(1).

( ) 75 days after filing pursuant to paragraph (a)(2).

( ) on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JNF PORTFOLIOS

PROSPECTUS

May 1, 2015

JNF SSGA Sector Rotation Portfolio

JNF SSGA Tactical Allocation Portfolio

JNF SSGA Retirement Income Portfolio

1-866-667-0564

Advised by:

JNF Advisors, Inc.

10350 Ormsby Park Place

Louisville, Kentucky 40223

This Prospectus provides important information about the Portfolios that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

PORTFOLIO SUMMARY: JNF SSGA Sector Rotation Portfolio
Investment Objective
Fees and Expenses of the Portfolio
Principal Investment Strategies
Principal Investment Risks
Performance
Investment Adviser
Sub-Adviser
Sub-Adviser Portfolio Managers
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealer and Other Financial Intermediaries
PORTFOLIO SUMMARY: JNF SSGA Tactical Allocation Portfolio
Investment Objective
Fees and Expenses of the Portfolio
Principal Investment Strategies
Principal Investment Risks
Performance
Investment Adviser
Sub-Adviser
Sub-Adviser Portfolio Managers
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealer and Other Financial Intermediaries
PORTFOLIO SUMMARY: JNF SSGA Retirement Income Portfolio
Investment Objective
Fees and Expenses of the Portfolio
Principal Investment Strategies
Principal Investment Risks
Performance
Investment Adviser
Sub-Adviser
Sub-Adviser Portfolio Managers
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealer and Other Financial Intermediaries
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
General Information about the Portfolios/Adviser
Investment Objectives
Principal Investment Strategies
Principal Investment Risks
Temporary Investments
Portfolio Holdings Disclosure
MANAGEMENT
Investment Adviser
Sub-Adviser
Sub-Adviser Portfolio Managers
HOW SHARES ARE PRICED
HOW TO PURCHASE AND REDEEM SHARES
When Order is Processed
TAX CONSEQUENCES
DIVIDENDS AND DISTRIBUTIONS
FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES
DISTRIBUTION OF SHARES
Distribution Fees
Additional Compensation to Financial Intermediaries
Householding
VOTING AND MEETINGS
FINANCIAL HIGHLIGHTS
Privacy Notice

PORTFOLIO SUMMARY – JNF SSGA SECTOR ROTATION PORTFOLIO

Investment Objective: The JNF SSGA Sector Rotation Portfolio’s investment objective is to provide total return, while attempting to reduce portfolio volatility over a full market cycle.

Fees and Expenses of the Portfolio: The following table describes the annual operating expenses that you pay indirectly if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Acquired Fund Fees and Expenses (1)	0.03%
Total Annual Portfolio Operating Expenses	1.20%
(1)	Estimated and restated for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$122	$381	$660	$1,455

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 234% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio's Adviser, JNF Advisors, Inc. (the "Adviser"), has delegated execution of the Portfolio's investment strategy to a sub-adviser, SSGA Funds Management, Inc. (the "Sub-Adviser"). The Portfolio's Sub-Adviser seeks to achieve the Portfolio's investment objective primarily through the allocation of assets to a combination of various exchange traded funds ("ETFs") registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio's asset allocation is determined by the Sub-Adviser using a tactical asset allocation strategy together with a Target Volatility Trigger ("TVT").

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In accordance with the tactical asset allocation strategy, the Sub-Adviser invests the assets of the Portfolio among equity ETFs that provide exposure primarily to the U.S. equity sectors represented within the S&P 500 Index. The Portfolio's allocation among those equity sectors will be in proportions consistent with the Sub-Adviser's evaluation of the expected returns and risks of each equity sector as well as the allocation that, in the Sub-Adviser's view, will best meet the Portfolio's investment objective. The allocations to each equity sector will change over time as the Sub-Adviser's expectations of each equity sector shift.

In an effort to limit the adverse effects of volatility, the Portfolio will also incorporate a TVT designed to dynamically adjust exposures to maintain a desired target portfolio risk. Based upon a market volatility forecast, the Portfolio's exposure to selected assets seeks to be higher in periods of low predicted volatility and lower in periods of high predicted volatility. The Sub-Adviser utilizes quantitative inputs to measure volatility and to determine the size of positions.

The TVT is implemented by first setting volatility targets for the equity investments within the Portfolio. The Sub-Adviser then calculates a volatility forecast daily for the equity allocation. When forecasted volatility exceeds a given target, a portion of the Portfolio's assets is moved to cash and cash equivalents or money market instruments (including money market funds advised by the Sub-Adviser). This is done through the sale of physical securities or by taking a short position in a comparable derivative security. When a forecast comes in below the target, the Sub-Adviser does not reduce exposure to the selected assets. A substantial portion of the Portfolio's assets may be invested in cash and cash equivalents or money market instruments for an extended period of time as a result of the use of the TVT.

The Sub-Adviser invests the Portfolio’s assets primarily in ETFs that pay fees to the Sub-Adviser and/or its affiliates for management, marketing and/or other services. The Sub-Adviser may engage in frequent trading to achieve the Portfolio's investment objective, which may result in turnover in excess of 100%.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance.

•	Conflict of Interest Risk: The Portfolio's Sub-Adviser may receive management or other fees from the ETFs ("Affiliated ETFs") in which the Portfolio may invest, as well as a sub-advisory fee for managing the Portfolio's assets. It is possible that a conflict of interest among the Portfolio and the Affiliated ETFs could affect how the Sub-Adviser fulfills its fiduciary duties to the Portfolio and the Affiliated ETFs. Because the amount of the investment management fees to be earned by the Sub-Adviser may differ depending upon the Affiliated ETFs in which the Portfolio invests, there is a conflict of interest for the Sub-Adviser in selecting the Affiliated ETFs. In addition, the Sub-Adviser may have an incentive to take into account the effect on an Affiliated ETF in which the Portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that Affiliated ETF. Although the Sub-Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could negatively impact the Portfolio.
•	Derivatives Risk: Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Portfolio's performance. Derivatives are also subject to credit risk and liquidity risk.

•      Equity Sector Risk: Investing in individual sectors within the US equity market comes with general equity market risk, but also involves the possibility of incorrectly forecasting relative sector performance. Sector selection may result in underperformance compared to holding a broad equity market investment.

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•       ETF Investment Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Index-based ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF.

•      Issuer-Specific Risk: The value of a specific security or ETF can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•      Management Risk: The Sub-Adviser's investment decisions about individual securities and derivatives as well as ETFs impact the Portfolio's ability to achieve its investment objective. The ability of the Portfolio to meet its investment objective is directly related to the Sub-Adviser's allocation of the Portfolio's assets. The Sub-Adviser's judgments about the attractiveness and potential appreciation of particular investments in which the Portfolio invests may prove to be incorrect and there is no guarantee that the Sub-Adviser's investment strategy will produce the desired results.

•      Market Risk: Overall stock market risks may affect the value of individual securities, derivatives and ETFs in which the Portfolio invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Portfolio's investments goes down, your investment in the Portfolio decreases in value and you could lose money.

•      Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Portfolio are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Portfolio's return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Portfolio's realized capital gains or losses, which may affect the taxes you pay as a Portfolio shareholder.

•	Target Volatility Trigger (“TVT”) Risk: There is no guarantee that the TVT will work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the TVT will be subject to the Sub-Adviser's ability to implement the TVT in a timely and efficient manner. The Sub-Adviser's volatility forecasts may be incorrect, or the allocation changes made by the Sub-Adviser in response to volatility forecasts may fail to have the intended effect. The TVT may result in periods of underperformance, may limit the Portfolio's ability to participate in rising markets and may increase transaction costs. The Portfolio's performance may be lower than similar portfolios that are not subject to volatility management techniques.

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Performance: The following bar chart and table below provide some indication of the risks of investing in the Portfolio (formerly the “JNF Equity Portfolio”) by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index. Past performance does not necessarily indicate how a Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-866-667-0564.

SSGA Funds Management, Inc. became the Portfolio’s sub-adviser in October 2014. Effective with the change in sub-adviser, the Portfolio’s investment strategy changed and the Portfolio’s benchmark index changed from the Russell Midcap Total Return Index to the S&P 500 Index. The performance results in the following charts, therefore, do not reflect the Portfolio’s current strategy.

Performance Bar Chart For Calendar Year Ended December 31, 2014

Best Quarter:	3rd Quarter 2009	19.67%
Worst Quarter:	4th Quarter 2008	(26.17)%

Performance Table

Average Annual Total Returns

(For period ended December 31, 2014)

	One Year	Five Years	Since Inception of the Portfolio (1)
Return	8.05%	16.94%	5.71%
Russell Midcap Total Return Index (2)	13.22%	17.91%	7.71%
S&P 500 Index (3)	11.39%	13.05%	4.34%
(1)	The inception date of the JNF SSGA Sector Rotation Portfolio is May 1, 2007.
(2)	The Russell Midcap Index is an unmanaged index that measures the performance of approximately 800 companies in the Russell 1000, which represents approximately 30% of the total market capitalization of the Russell 1000 Index.
(3)	The S&P 500® Index is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups. Index returns assume reinvestment of dividends. Unlike the Portfolio's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

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Investment Adviser: JNF Advisors, Inc. is the Portfolio's investment adviser.

Sub-Adviser: SSGA Funds Management, Inc. is the Portfolio's sub-adviser.

Sub-Adviser Portfolio Managers:

Eduardo Borges, CFA, FRM, CAIA, Marin Lolic and Katrina Harkins have served as portfolio managers since October, 2014.

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are sold to certain separate accounts of the participating life insurance company, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts, variable life contracts, participants in pension and retirement plans will not purchase or own shares of the Portfolio directly. Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers of variable annuity contracts or participants. Shares of the Portfolio may be purchased and redeemed on any day that the New York Stock Exchange is open.

Tax Information: It is the Portfolio's intention to distribute all such income and gains. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson for more information.

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PORTFOLIO SUMMARY – JNF SSGA TACTICAL ALLOCATION PORTFOLIO

Investment Objective: The JNF SSGA Tactical Allocation Portfolio's investment objective is to provide total return, while attempting to reduce portfolio volatility over a full market cycle.

Fees and Expenses of the Portfolio: The following table describes the annual operating expenses that you pay indirectly if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.43%
Acquired Fund Fees and Expenses (1)	0.04%
Total Annual Portfolio Operating Expenses	1.37%
Fee Waiver and/or Reimbursement (2)	(0.08)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	1.29%
(1)	Estimated and restated for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
(2)	The Portfolio's Adviser has contractually agreed to waive its fees and reimburse expenses of the Portfolio, at least until April 30, 2016 to ensure that Total Annual Portfolio Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the Adviser)) will not exceed 1.25% of the Portfolio. These fee waivers and expense reimbursements by the Adviser are subject to possible recoupment from the Portfolio in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Portfolio's Board of Trustees on 60 days' written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$131	$426	$742	$1,639

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 186% of the average value of its portfolio.

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Principal Investment Strategies:

The Portfolio's Adviser, JNF Advisors, Inc. (the "Adviser"), has delegated execution of the Portfolio's investment strategy to a sub-adviser, SSGA Funds Management, Inc. (the "Sub-Adviser"). The Portfolio's Sub-Adviser seeks to achieve the Portfolio's investment objective primarily through the allocation of assets to a combination of various exchange traded products ("ETPs"). ETPs in which the Portfolio invests include exchange traded funds (“ETFs”) registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and exchange traded notes ("ETNs"). The Portfolio may also invest in ETPs that are qualified publicly traded partnerships (“QPTPs”). The Portfolio's asset allocation is determined by the Sub-Adviser using a tactical asset allocation strategy together with a Target Volatility Trigger ("TVT").

In accordance with the tactical asset allocation strategy, the Sub-Adviser invests the assets of the Portfolio among ETPs that provide exposure to six primary asset classes: (i) domestic and international equity securities; (ii) domestic and international investment grade and high yield (commonly known as “junk bonds”) debt securities; (iii) hybrid equity/debt securities (such as preferred stock and convertible securities); (iv) commodity futures and physical commodities; (v) real estate investment trusts ("REITs"); and (vi) domestic and international inflation-protected debt securities. The Portfolio's allocation among those asset classes will be in proportions consistent with the Sub-Adviser's evaluation of the expected returns and risks of each asset class as well as the allocation that, in the Sub-Adviser's view, will best meet the Portfolio's investment objective. The allocations to each asset class will change over time as the Sub-Adviser's expectations of each asset class shift. The Portfolio's indirect holdings by virtue of investing in ETPs representing these asset classes will consist of a diversified mix of domestic and international equity securities, investment grade and high yield government and corporate bonds, hybrid securities such as preferred stock and convertible securities, inflation protected securities, REITs, inflation-protected bonds, and commodity futures and physical commodities.

In an effort to limit the adverse effects of volatility, the Portfolio will also incorporate a TVT designed to dynamically adjust exposures to maintain a desired target portfolio risk. Based upon a market volatility forecast, the Portfolio's exposure to selected assets seeks to be higher in periods of low predicted volatility and lower in periods of high predicted volatility. The Sub-Adviser utilizes quantitative inputs to measure volatility and to determine the size of positions.

The TVT is implemented by first setting volatility targets for the equity and fixed income asset classes within the Portfolio. The Sub-Adviser then calculates a volatility forecast daily for each asset. When forecasted volatility exceeds a given target, a portion of the Portfolio's assets is moved to fixed income investments and/or cash and cash equivalents or money market instruments (including money market funds advised by the Sub-Adviser). This is done through the sale of physical securities or by taking a short position in a comparable derivative security. When a forecast comes in below the target, the Sub-Adviser does not reduce exposure to the selected assets. A substantial portion of the Portfolio's assets may be invested in cash and cash equivalents or money market instruments for an extended period of time as a result of the use of the TVT.

The Sub-Adviser invests the Portfolio’s assets primarily in ETPs that pay fees to the Sub-Adviser and/or its affiliates for management, marketing and/or other services. The Sub-Adviser may engage in frequent trading to achieve the Portfolio's investment objective, which may result in turnover in excess of 100%.

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Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance.

  Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than other types of investments. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.
  Conflict of Interest Risk: The Portfolio's Sub-Adviser may receive management or other fees from the ETFs ("Affiliated ETFs") in which the Portfolio may invest, as well as a sub-advisory fee for managing the Portfolio's assets. It is possible that a conflict of interest among the Portfolio and the Affiliated ETFs could affect how the Sub-Adviser fulfills its fiduciary duties to the Portfolio and the Affiliated ETFs. Because the amount of the investment management fees to be earned by the Sub-Adviser may differ depending upon the Affiliated ETFs in which the Portfolio invests, there is a conflict of interest for the Sub-Adviser in selecting the Affiliated ETFs. In addition, the Sub-Adviser may have an incentive to take into account the effect on an Affiliated ETF in which the Portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that Affiliated ETF. Although the Sub-Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could negatively impact the Portfolio.
  Convertible Securities Risk: Convertible securities tend to be subordinate to other debt securities issued by the same issuer so such securities may not receive full repayment in the event of an issuer default. Convertible securities generally provide yields higher than the underlying stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.
  Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Portfolio or through an ETP, resulting in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Portfolio to sell the security. The Portfolio may invest, directly or indirectly, in "junk bonds." Such securities are speculative investments that carry greater risks than higher quality debt securities.
  Derivatives Risk: Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Portfolio's performance. Derivatives are also subject to credit risk and liquidity risk.
  Equity Sector Risk: Investing in individual sectors within the US equity market comes with general equity market risk, but also involves the possibility of incorrectly forecasting relative sector performance. Sector selection may result in underperformance compared to holding a broad equity market investment.
  ETF Investment Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Index-based ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF and ETFs that invest in the "Alternative Asset" market segment may be more volatile than other Portfolio investments. The “Alternative Asset” market segment refers to investments that are historically not highly correlated to either equity or fixed income investments.
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  ETN Investment Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced market. Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, the Portfolio may not receive the return it was promised and could lose its entire investment. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Portfolio's decision to sell its ETN holdings may be limited by the availability of a secondary market.
  Fixed Income Risk: When the Portfolio invests in ETPs that own bonds, or in this type of security directly, the value of your investment in the Portfolio will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Portfolio. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Portfolio's investments decreases.
  Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.
  Geographic Concentration Risk: Because the Portfolio may invest a relatively large percentage of its assets in issuers or commodities located in a single country, a small number of countries, or a particular geographic region, the Portfolio's performance will be closely tied to market, currency, or economic, political, environmental, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified investments.
  High Yield Debt Securities Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.
  Inflation Protected Securities Risk: Inflation protected securities, such as treasury inflation protected securities ("TIPS"), generally fluctuate in response to changes in "real" interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, an inflation protected security's value will decrease when real interest rates rise and increase when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. During periods of "deflation," the principal and income of an inflation protected security may decline in price, which could result in losses for the Portfolio.
  Issuer-Specific Risk: The value of a specific security or ETP can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Management Risk: The Sub-Adviser's investment decisions about individual securities and derivatives as well as ETPs impact the Portfolio's ability to achieve its investment objective. The ability of the Portfolio to meet its investment objective is directly related to the Sub-Adviser's allocation of the Portfolio's assets. The Sub-Adviser's judgments about the
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  attractiveness and potential appreciation of particular investments in which the Portfolio invests may prove to be incorrect and there is no guarantee that the Sub-Adviser's investment strategy will produce the desired results.

  Market Risk: Overall stock market risks may affect the value of individual securities, derivatives and ETPs in which the Portfolio invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Portfolio's investments goes down, your investment in the Portfolio decreases in value and you could lose money.
  Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Portfolio are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Portfolio's return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Portfolio's realized capital gains or losses, which may affect the taxes you pay as a Portfolio shareholder.
  Preferred Securities Risk: Generally, preferred security holders (such as the Portfolio) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred securities are subordinated to bonds and other debt instruments in a company's capital structure and therefore will be subject to greater credit risk than those debt instruments. Unlike debt securities, dividend payments on a preferred security typically must be declared by the issuer's board of directors. An issuer's board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on preferred securities at any time.
  Real Estate Sector Risk: Investments in real estate securities are subject to the risks of decreases in real estate values, overbuilding, increased competition and local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, a REIT may fail to qualify for favorable tax treatment under the Internal Revenue Code.
  Small and Micro-Cap Companies Risk: Small companies may offer greater opportunities for capital appreciation than larger companies, but they tend to be more vulnerable to adverse developments than larger companies, and investments in such companies may involve certain special risks. The securities of small companies may trade less frequently and in smaller volumes than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and the Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Micro-cap companies may have been very recently organized and may have only limited sources of additional capital. Their securities may be extremely volatile and may experience very limited trading markets and liquidity.
  Target Volatility Trigger (“TVT”) Risk: There is no guarantee that the TVT will work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the TVT will be subject to the Sub-Adviser's ability to implement the TVT in a timely and efficient manner. The Sub-Adviser's volatility forecasts may be incorrect, or the allocation changes made by the Sub-Adviser in response to volatility forecasts may fail to have the intended effect. The TVT may result in periods of underperformance, may limit the Portfolio's ability to participate in rising markets and may increase transaction costs. The Portfolio's performance may be lower than similar portfolios that are not subject to volatility management techniques.
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Performance: The following bar chart and table below provide some indication of the risks of investing in the Portfolio (formerly the “JNF Balanced Portfolio”) by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index and two supplemental indices. Past performance does not necessarily indicate how a Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-866-667-0564.

SSGA Funds Management, Inc. became the Portfolio’s sub-adviser in October 2014. Effective with the change in sub-adviser, the Portfolio’s investment strategy changed and the Portfolio’s blended benchmark index changed from 70% Russell 1000 Total Return Index and 30% Barclay’s Capital US Aggregate Index to 70% MSCI All Country World Index and 30% Barclay’s Capital US Aggregate Index. The performance results in the following charts, therefore, do not reflect the Portfolio’s current strategy.

Performance Bar Chart For Calendar Year Ended December 31, 2014

Best Quarter:	2nd Quarter 2009	13.16%
Worst Quarter:	4th Quarter 2008	(12.73)%

Performance Table

Average Annual Total Returns

(For year ended December 31, 2014)

	One Year	Five Years	Since Inception of the Portfolio (1)
Return	6.94%	10.91%	5.87%
Russell 1000 Total Return Index (2)	13.24%	15.64%	6.81%
Barclays Capital US Aggregate Index (2)	5.97%	4.45%	5.00%
MSCI All Country World Index (2)	4.17%	9.17%	3.07%
Blended Benchmark Index (70% Russell 1000 Total Return Index and 30% Barclays Capital US Aggregate Index) (2)	11.08%	12.40%	6.59%
Blended Benchmark Index (70% MSCI All Country World Index and 30% Barclays Capital US Aggregate Index) (2)	4.78%	7.99%	4.01%
(1)	The inception date of the JNF SSGA Tactical Allocation Portfolio is May 1, 2007.
(2)	The Russell 1000 Index is an unmanaged index that measures the performance of the 1000 largest companies in the Russell 3000. The Barclays Capital US Aggregate Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Index returns assume reinvestment of dividends. Unlike the Portfolio’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.
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Investment Adviser: JNF Advisors, Inc. is the Portfolio's investment adviser.

Sub-Adviser: SSGA Funds Management, Inc. is the Portfolio's sub-adviser.

Sub-Adviser Portfolio Managers:

Eduardo Borges, CFA, FRM, CAIA, Marin Lolic and Katrina Harkins have served as portfolio managers since October 2014.

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are sold to certain separate accounts of the participating life insurance company, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts, variable life contracts, participants in pension and retirement plans will not purchase or own shares of the Portfolio directly. Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers of variable annuity contracts or participants. Shares of the Portfolio may be purchased and redeemed on any day that the New York Stock Exchange is open.

Tax Information: It is the Portfolio's intention to distribute all such income and gains. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson for more information.

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PORTFOLIO SUMMARY – JNF SSGA Retirement Income Portfolio

Investment Objective: The JNF SSGA Retirement Income Portfolio’s investment objective is to provide total return, while attempting to reduce portfolio volatility over a full market cycle.

Fees and Expenses of the Portfolio: The following table describes the annual operating expenses that you pay indirectly if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.32%
Acquired Fund Fees and Expenses (1)	0.94%
Total Annual Portfolio Operating Expenses	3.01%
Fee Waiver and/or Expense Reimbursement (2)	(1.07)%
Total Annual Portfolio Operating Expenses After Fee Waiver	1.94%

(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.

(2) The Portfolio's adviser has contractually agreed to waive its fees and reimburse expenses of the Portfolio, at least until April 30, 2016 to ensure that Total Annual Portfolio Operating Expenses After Expense Reimbursements (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the Adviser))) will not exceed 1.00% of the Portfolio. These fee waivers and expense reimbursements by the adviser are subject to possible recoupment from the Portfolio in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days’ written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$197	$830	$1,488	$3,252

Portfolio Turnover : The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 93% of the average value of its portfolio.

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Principal Investment Strategies:

The Portfolio’s Adviser, JNF Advisors, Inc. (the “Adviser”), has delegated execution of the Portfolio’s investment strategy to the Portfolio’s sub-adviser. The Portfolio’s sub-adviser seeks to achieve the Portfolio’s investment objective primarily through the allocation of assets to a combination of various exchange traded products (“ETPs”). ETPs in which the Portfolio invests include exchange traded funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and exchange traded notes (“ETNs”). The Portfolio’s asset allocation is determined by the sub-adviser using a tactical asset allocation strategy together with a Target Volatility Trigger (“TVT”).

In accordance with the tactical asset allocation strategy, the sub-adviser invests the assets of the Portfolio among ETPs that provide exposure to four primary asset classes: (i) domestic and international equity securities; (ii) domestic and international investment grade and high yield debt securities; (iii) hybrid equity/debt securities (such as preferred stock and convertible securities); and (iv) real estate investment trusts (“REITs”). The Portfolio’s allocation among those asset classes will be in proportions consistent with the sub-adviser’s evaluation of the expected returns and risks of each asset class as well as the allocation that, in the sub-adviser’s view, will best meet the Portfolio’s investment objective. The allocations to each asset class will change over time as the sub-adviser’s expectations of each asset class shift. The Portfolio’s indirect holdings by virtue of investing in ETPs representing these asset classes will consist of a diversified mix of domestic and international equity securities, investment grade and high yield government and corporate bonds, hybrid securities such as preferred stock and convertible securities, inflation protected securities, and REITs.

In an effort to limit the adverse effects of volatility, the Portfolio will also incorporate a TVT designed to dynamically adjust exposures to maintain a desired target portfolio risk. Based upon a market volatility forecast, the Portfolio’s exposure to selected assets seeks to be higher in periods of low predicted volatility and lower in periods of high predicted volatility. The sub-adviser utilizes quantitative inputs to measure volatility and to determine the size of positions.

The TVT is implemented by first setting volatility targets for the equity and fixed income asset classes within the Portfolio. The sub-adviser then calculates a volatility forecast daily for each asset. When forecasted volatility exceeds a given target, a portion of the Portfolio’s assets is moved to fixed income investments and/or cash and cash equivalents or money market instruments (including money market funds advised by the sub-adviser). This is done through the sale of physical securities or by taking a short position in a comparable derivative security. When a forecast comes in below the target, the sub-adviser does not reduce exposure to the selected assets. A substantial portion of the Portfolio’s assets may be invested in cash and cash equivalents or money market instruments for an extended period of time as a result of the use of the TVT.

The Sub-Adviser invests the Portfolio's assets primarily in ETPs that pay fees to the Sub-Adviser and/or its affiliates for management, marketing and/or other services. The Sub-Adviser may engage in frequent trading to achieve the Portfolio's investment objective, which may result in turnover in excess of 100%.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

•          Conflict of Interest Risk:  The Portfolio's Sub-Adviser may receive management or other fees from the ETPs ("Affiliated ETPs") in which the Portfolio may invest, as well as a sub-advisory fee for managing the Portfolio's assets. It is possible that a conflict of interest among the Portfolio and the Affiliated ETPs could affect how the Sub-Adviser fulfills its fiduciary duties to the Portfolio and the Affiliated ETPs. Because the amount of the investment management fees to be earned by the Sub-Adviser may differ depending upon the Affiliated ETPs in which the

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Portfolio invests, there is a conflict of interest for the Sub-Adviser in selecting the Affiliated ETPs. In addition, the Sub-Adviser may have an incentive to take into account the effect on an Affiliated ETP in which the Portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that Affiliated ETP. Although the Sub-Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could negatively impact the Portfolio.

•          Convertible Securities Risk: Convertible securities tend to be subordinate to other debt securities issued by the same issuer so such securities may not receive full repayment in the event of an issuer default. Convertible securities generally provide yields higher than the underlying stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

•          Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Portfolio or through an ETP, resulting in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Portfolio to sell the security. The Portfolio may invest, directly or indirectly, in "junk bonds." Such securities are speculative investments that carry greater risks than higher quality debt securities.

•	Derivatives Risk: Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Portfolio's performance. Derivatives are also subject to credit risk and liquidity risk.

•          ETF Investment Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Index-based ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF and ETFs that invest in the "Alternative Asset" market segment may be more volatile than other Portfolio investments.

The Portfolio’s sub-adviser may receive management or other fees from the ETFs (“Affiliated ETFs”) in which the Portfolio may invest, as well as a sub-advisory fee for managing the Portfolio’s assets. It is possible that a conflict of interest among the Portfolio and the Affiliated ETFs could affect how the sub-adviser fulfills its fiduciary duties to the Portfolio and the Affiliated ETFs. Because the amount of the investment management fees to be earned by the sub-adviser may differ depending upon the Affiliated ETFs in which the Portfolio invests, there is a conflict of interest for the sub-adviser in selecting the Affiliated ETFs. In addition, the sub-adviser may have an incentive to take into account the effect on an Affiliated ETF in which the Portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that Affiliated ETF. Although the sub-adviser takes steps to address the conflicts of interest, it is possible that the conflicts could negatively impact the Portfolio.

•          ETN Investment Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced market. Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, the Portfolio may not receive the return it was promised and could lose its entire investment. There are no periodic interest

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payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Portfolio’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

•          Fixed Income Risk: When the Portfolio invests in ETPs that own bonds, or in this type of security directly, the value of your investment in the Portfolio will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Portfolio. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Portfolio's investments decreases.

•          Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•          Issuer-Specific Risk: The value of a specific security or ETP can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•          Management Risk: The Adviser's and the Sub-Adviser’s investment decisions about individual securities and derivatives as well as ETPs impact the Portfolio's ability to achieve its investment objective. The Adviser's and the Sub-Adviser's judgments about the attractiveness and potential appreciation of particular investments in which the Portfolio invests may prove to be incorrect and there is no guarantee that the Adviser's or the Sub-Adviser's investment strategy will produce the desired results.

•          Market Risk: Overall stock market risks may affect the value of individual securities, derivatives and ETPs in which the Portfolio invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Portfolio's investments goes down, your investment in the Portfolio decreases in value and you could lose money.

•          Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Portfolio are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Portfolio's return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Portfolio's realized capital gains or losses, which may affect the taxes you pay as a Portfolio shareholder.

•          Preferred Securities Risk: Generally, preferred security holders (such as the Portfolio) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Unlike debt securities, dividend payments on a preferred security typically must be declared by the issuer’s board of directors. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on preferred securities at any time.

•          Real Estate Sector Risk: Investments in real estate securities are subject to the risks of decreases in real estate values, overbuilding, increased competition and local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws,

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casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, a REIT may fail to qualify for favorable tax treatment under the Internal Revenue Code.

•	Target Volatility Trigger (“TVT”) Risk: There is no guarantee that the TVT will work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the TVT will be subject to the sub-adviser’s ability to implement the TVT in a timely and efficient manner. The sub-adviser’s volatility forecasts may be incorrect, or the allocation changes made by the sub-adviser in response to volatility forecasts may fail to have the intended effect. The TVT may result in periods of underperformance, may limit the Portfolio’s ability to participate in rising markets and may increase transaction costs. The Portfolio’s performance may be lower than similar portfolios that are not subject to volatility management techniques.

Performance: Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser: JNF Advisors, Inc. is the Portfolio’s investment adviser.

Sub-Adviser: SSGA Funds Management, Inc. is the Portfolio’s sub-adviser.

Sub-Adviser Portfolio Managers: Timothy Furbush, CFA, CMT and Jeremiah K. Holly, CFA have served as portfolio managers since the Portfolio commenced operations, and Michael Martel has served as portfolio manager since October 2014.

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are sold to certain separate accounts of the participating life insurance company, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts will not purchase or own shares of the Portfolio directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts. Shares of the Portfolio may be purchased and redeemed on any day that the New York Stock Exchange is open.

Tax Information: It is the Portfolio’s intention to distribute all such income and gains. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES
AND RELATED RISKS

General Information about the Portfolios/Adviser

This Prospectus describes the Sector Rotation Portfolio, Tactical Allocation Portfolio, and Retirement Income Portfolio (collectively, the "JNF Portfolios," or the "Portfolios"), each a series of Northern Lights Variable Trust, a Delaware statutory trust (the "Trust"). JNF Advisors, Inc. (the "Adviser") serves as each Portfolio's investment adviser. SSGA Funds Management, Inc. ("Sub-Adviser") serves as sub-adviser to the Portfolios. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies, including the Adviser's affiliate, Jefferson National Life Insurance Company or Jefferson National Life Insurance Company of New York (as applicable, "Jefferson National" or "Participating Insurance Company").

The Trust has received an exemptive order from the SEC ("Exemptive Order") that permits the portfolios of the Trust, including the Portfolio, to sell shares to separate accounts of unaffiliated insurance companies, and pension and retirement plans that qualify for special income tax treatment. These arrangements may present certain conflicts of interest due to differences in tax treatment and other considerations such that the interests of various variable contract owners participating in a portfolio and the interests of pension and retirement plans investing in a portfolio may conflict. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a portfolio could cause other variable insurance products funded by the separate account of another insurance company to lose their tax-deferred status unless remedial actions were taken. It is possible that a difference may arise among the interests of the holders of different types of contracts - for example, if applicable state insurance law or contract owner instructions prevent a Participating Insurance Company from continuing to invest in a portfolio following a change in the portfolio's investment policies, or if different tax laws apply to flexible premium variable life insurance contracts and variable annuities. The Trust's Board of Trustees (the "Board") and each Participating Insurance Company will attempt to monitor events to prevent such differences from arising. As a condition of the Exemptive Order, the Board will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of the portfolios. This might force a portfolio, such as one of the Portfolios, to sell its securities at disadvantageous prices which could cause a decrease in the portfolio's NAV.

Individual variable annuity contract holders and flexible premium variable life insurance policy holders are not "shareholders" of each Portfolio. The Participating Insurance Company and its separate accounts are the shareholders or investors, although such company will pass through voting rights to its variable annuity contract or flexible premium variable life insurance policy holders. Shares of the Portfolios are not offered directly to the general public.

Each Portfolio has its own distinct investment objective, strategies and risks. The Adviser, under the supervision of the Board, is responsible for constructing and monitoring the investment objective and principal investment strategies of each Portfolio. Each Portfolio invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities consistent with its investment objective and style. The potential risks and returns of a Portfolio vary with the degree to which the Portfolio invests in a particular market segment and/or asset class.

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The Adviser believes that it is possible to enhance shareholder value by using one or more sub-advisory firms to manage various portions of the assets of a Portfolio, rather than simply employing a single firm to manage the assets of all Portfolios. This approach is designed to reduce the management risk inherent in individual security selection and to achieve lower volatility by combining the skills of sub-advisers with complementary investment approaches. The Adviser monitors the Sub-Adviser for adherence to the respective Portfolio's specific investment objective, policies and strategies. On October 29, 2007, the SEC issued an Order under Section 6(c) of the Investment Company Act of 1940 (the "Act") granting exemptive relief to the Trust and the Adviser from Section 15(a) of the Act and Rule 18f-2 under the Act. Such exemptive relief allows the Adviser, with prior Board approval, to enter into and/or materially amend sub-advisory agreements without obtaining shareholder approval.

INVESTMENT OBJECTIVES

Portfolio	Investment Objective
JNF SSGA Sector Rotation Portfolio	To provide total return, while attempting to reduce portfolio volatility over a full market cycle
JNF SSGA Tactical Allocation Portfolio	To provide total return, while attempting to reduce portfolio volatility over a full market cycle
JNF SSGA Retirement Income Portfolio	To provide total return, while attempting to reduce portfolio volatility over a full market cycle

Each Portfolio's investment objective is a non-fundamental policy and may be changed upon 60 days' written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

JNF SSGA Sector Rotation Portfolio

The Portfolio's Adviser, JNF Advisors, Inc. (the "Adviser"), has delegated execution of the Portfolio's investment strategy to the Portfolio's sub-adviser, SSGA Funds Management, Inc. (the “Sub-Adviser”). The Sub-Adviser seeks to achieve the Portfolio's investment objective primarily through the allocation of assets to a combination of various exchange traded funds ("ETFs") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio's asset allocation is determined by the Sub-Adviser using a tactical asset allocation strategy together with a Target Volatility Trigger ("TVT").

In accordance with the tactical asset allocation strategy, the Sub-Adviser invests the assets of the Portfolio among equity ETFs that provide exposure primarily to U.S. equity sectors represented within the S&P 500 Index. The Portfolio's allocation among those equity sectors will be in proportions consistent with the Sub-Adviser's evaluation of the expected returns and risks of each equity sector as well as the allocation that, in the Sub-Adviser's view, will best meet the Portfolio's investment objective. The allocations to each equity sector will change over time as the Sub-Adviser's expectations of each equity sector shift.

In an effort to limit the adverse effects of volatility, the Portfolio will also incorporate a TVT designed to dynamically adjust exposures to maintain a desired target portfolio risk. Based upon a market volatility forecast, the Portfolio's exposure to selected assets seeks to be higher in periods of low predicted volatility and lower in periods of high predicted volatility. The Sub-Adviser utilizes quantitative inputs to measure volatility and to determine the size of positions.

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The TVT is implemented by first setting volatility targets for the equity investments within the Portfolio. The Sub-Adviser then calculates a volatility forecast daily for the equity allocation. When forecasted volatility exceeds a given target, a portion of the Portfolio's assets is moved to cash and cash equivalents or money market instruments (including money market funds advised by the Sub-Adviser). This is done through the sale of physical securities or by taking a short position in a comparable derivative security. When a forecast comes in below the target, the Sub-Adviser does not reduce exposure to the selected assets. A substantial portion of the Portfolio's assets may be invested in cash and cash equivalents or money market instruments for an extended period of time as a result of the use of the TVT.

The Sub-Adviser invests the Portfolio’s assets primarily in ETFs that pay fees to the Sub-Adviser and its affiliates for management, marketing and/or other services. The Sub-Adviser may engage in frequent trading to achieve the Portfolio's investment objective, which may result in turnover in excess of 100%.

JNF SSGA Tactical Allocation Portfolio

The Adviser has delegated execution of the Portfolio’s investment strategy to the Sub-Adviser. The Sub-Adviser seeks to achieve the Portfolio's investment objective primarily through the allocation of assets to a combination of various exchange traded products ("ETPs"). ETPs in which the Portfolio invests include exchange traded funds (“ETFs”) registered under the Investment Company Act of 1940, as amended (the "1940 Act"); and exchange traded notes ("ETNs"). The Portfolio may also invest in ETPs that are qualified publicly traded partnerships (“QPTPs”). The Portfolio's asset allocation is determined by the Sub-Adviser using a tactical asset allocation strategy together with a Target Volatility Trigger ("TVT").

In accordance with the tactical asset allocation strategy, the Sub-Adviser invests the assets of the Portfolio among ETPs that provide exposure to six primary asset classes: (i) domestic and international equity securities; (ii) domestic and international investment grade and high yield (commonly known as “junk bonds”) debt securities; (iii) hybrid equity/debt securities (such as preferred stock and convertible securities); (iv) commodity futures and physical commodities; (v) real estate investment trusts ("REITs"); and (vi) domestic and international inflation-protected debt securities. The Portfolio's allocation among those asset classes will be in proportions consistent with the Sub-Adviser's evaluation of the expected returns and risks of each asset class as well as the allocation that, in the Sub-Adviser's view, will best meet the Portfolio's investment objective. The allocations to each asset class will change over time as the Sub-Adviser's expectations of each asset class shift. The Portfolio's indirect holdings by virtue of investing in ETPs representing these asset classes will consist of a diversified mix of domestic and international equity securities, investment grade and high yield government and corporate bonds, hybrid securities such as preferred stock and convertible securities, inflation protected securities, REITs, inflation-protected bonds, and commodity futures and physical commodities.

In an effort to limit the adverse effects of volatility, the Portfolio will also incorporate a TVT designed to dynamically adjust exposures to maintain a desired target portfolio risk. Based upon a market volatility forecast, the Portfolio's exposure to selected assets seeks to be higher in periods of low predicted volatility and lower in periods of high predicted volatility. The Sub-Adviser utilizes quantitative inputs to measure volatility and to determine the size of positions.

The TVT is implemented by first setting volatility targets for the equity and fixed income asset classes within the Portfolio. The Sub-Adviser then calculates a volatility forecast daily for each asset. When forecasted volatility exceeds a given target, a portion of the Portfolio's assets is moved to fixed income investments and/or cash and cash equivalents or money market instruments (including money market funds advised by the Sub-Adviser). This is done through the sale of physical

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securities or by taking a short position in a comparable derivative security. When a forecast comes in below the target, the Sub-Adviser does not reduce exposure to the selected assets. A substantial portion of the Portfolio's assets may be invested in cash and cash equivalents or money market instruments for an extended period of time as a result of the use of the TVT.

The Sub-Adviser invests the Portfolio’s assets primarily in ETPs that pay fees to the Sub-Adviser and/or its affiliates for management, marketing and/or other services. The Sub-Adviser may engage in frequent trading to achieve the Portfolio's investment objective, which may result in turnover in excess of 100%.

JNF SSGA Retirement Income Portfolio

The Adviser has delegated the execution of the Portfolio’s investment strategy to the Sub-Adviser. The Sub-Adviser seeks to achieve the Portfolio’s investment objective primarily through the allocation of assets to a combination of various exchange traded products (“ETPs”). ETPs in which the Portfolio invests include exchange traded funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and exchange traded notes (“ETNs”). The Portfolio’s asset allocation is determined by the Sub-Adviser using a tactical asset allocation strategy together with a Target Volatility Trigger (“TVT”).

In accordance with the tactical asset allocation strategy, the Sub-Adviser invests the assets of the Portfolio among ETPs that provide exposure to four primary asset classes: (i) domestic and international equity securities; (ii) domestic and international investment grade and high yield debt securities; (iii) hybrid equity/debt securities (such as preferred stock and convertible securities); and (iv) real estate investment trusts (“REITs”). The Portfolio’s allocation among those asset classes will be in proportions consistent with the Sub-Adviser’s evaluation of the expected returns and risks of each asset class as well as the allocation that, in the Sub-Adviser’s view, will best meet the Portfolio’s investment objective. The allocations to each asset class will change over time as the Sub-Adviser’s expectations of each asset class shift. The Portfolio’s indirect holdings by virtue of investing in ETPs representing these asset classes will consist of a diversified mix of domestic and international equity securities, investment grade and high yield government and corporate bonds, hybrid securities such as preferred stock and convertible securities, inflation protected securities, and REITs.

In an effort to limit the adverse effects of volatility, the Portfolio will also incorporate a TVT designed to dynamically adjust exposures to maintain a desired target portfolio risk. Based upon a market volatility forecast, the Portfolio’s exposure to selected assets seeks to be higher in periods of low predicted volatility and lower in periods of high predicted volatility. The Sub-Adviser utilizes quantitative inputs to measure volatility and to determine the size of positions.

The TVT is implemented by first setting volatility targets for the equity and fixed income asset classes within the Portfolio. The Sub-Adviser then calculates a volatility forecast daily for each asset. When forecasted volatility exceeds a given target, a portion of the Portfolio’s assets is moved to fixed income investments and/or cash and cash equivalents or money market instruments (including money market funds advised by the Sub-Adviser). This is done through the sale of physical securities or by taking a short position in a comparable derivative security. When a forecast comes in below the target, the Sub-Adviser does not reduce exposure to the selected assets. A substantial portion of the Portfolio’s assets may be invested in cash and cash equivalents or money market instruments for an extended period of time as a result of the use of the TVT.

The Sub-Adviser invests the Portfolio's assets primarily in ETPs that pay fees to the Sub-Adviser and/or its affiliates for management, marketing and/or other services. The Sub-Adviser may engage in frequent trading to achieve the Portfolio's investment objective, which may result in turnover in excess of 100%.

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PRINCIPAL INVESTMENT RISKS

There is no assurance that a Portfolio will achieve its investment objective. Each Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Portfolios. Risks could adversely affect the net asset value, total return and the value of a Portfolio and your investment. The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Portfolio's Portfolio Summary section of its Prospectus. The risks apply to each Portfolio as noted where the JNF SSGA Sector Rotation Portfolio, JNF SSGA Tactical Allocation Portfolio, and JNF Retirement Income Portfolio are represented by SRP, TAP, and RIP, respectively.

  Commodities Risk: (TAP) Commodity investments can be extremely volatile. The values of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs and international economic, political and regulatory developments. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments an ETP buys, which may make it difficult for the ETP to sell them at an acceptable price. An ETP's ability to gain exposure to commodity-linked investments and achieve its investment objective may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code. The commodity markets are subject to temporary distortions or other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices, which may occur during a single business day. Once a limit price has been reached in a particular contract, no trades may be made at a different price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices. These circumstances could adversely affect the value of an ETP's commodity-linked investments. Regulations recently adopted or proposed by regulators in the U.S. and other countries may affect substantially the markets in which commodity derivatives are entered into, including by requiring the central clearing and reporting of transactions that may not previously have been required to be reported or cleared. It is not clear how these regulations may affect such transactions or the commodities markets generally.
  Conflict of Interest Risk: (SRP, TAP, RIP) The Portfolio's sub-adviser may receive management or other fees from the ETFs ("Affiliated ETFs") in which the Portfolio may invest, as well as a sub-advisory fee for managing the Portfolio's assets. It is possible that a conflict of interest among the Portfolio and the Affiliated ETFs could affect how the sub-adviser fulfills its fiduciary duties to the Portfolio and the Affiliated ETFs. Because the amount of the investment management fees to be earned by the sub-adviser may differ depending upon the Affiliated ETFs in which the Portfolio invests, there is a conflict of interest for the sub-adviser in selecting the Affiliated ETFs. In addition, the sub-adviser may have an incentive to take into account the effect on an Affiliated ETF in which the Portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that Affiliated ETF. Although the sub-adviser takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Portfolio.
  Convertible Securities Risk: (TAP, RIP) Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. Convertible securities tend to be subordinate to other debt securities issued by the same issuer so such securities may not receive full repayment in the event of an issuer default. Also, issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities generally provide yields higher than the
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  underlying stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

  Credit Risk: (TAP, RIP) There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Portfolio, resulting in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Portfolio to sell the security. The Portfolio may invest, directly or indirectly, in "junk bonds." High yield fixed-income securities (also known as "junk bonds") are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Portfolio, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause the Portfolio to incur expenses in seeking recovery of principal or interest on its portfolio holdings.
  Derivatives Risk: (SRP, TAP, RIP) A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index. The Portfolio may invest in swaps, options, futures contracts and forward foreign currency contracts. Swaps are contracts in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset in return for payments based on the return of a different specified rate, index or asset. Options involve the payment or receipt of a premium by an investor and the corresponding right or obligation to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Forward foreign currency contracts involve an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future. When used for hedging purposes, forward foreign currency contracts tend to limit any potential gain that may be realized if the value of the Portfolio's foreign holdings increases because of currency fluctuations. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Portfolio's losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to credit risk because the Portfolio could lose money when a contracting party is unable to meet its contractual obligations in a timely manner or negative perceptions of a contracting party's ability to meet its obligations cause the derivative to decline in value.
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  Equity Sector Risk: (SRP, TAP) Investing in individual sectors within the US equity market comes with general equity market risk, but also involves the possibility of incorrectly forecasting relative sector performance. In certain time periods, equity sectors exhibit considerable return dispersion relative to the index they constitute. Sector selection may result in underperformance compared to holding a broad equity market investment.
  ETF Investment Risk: (SRP, TAP, RIP) The Portfolio invests in ETFs. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio's direct fees and expenses. Additional risks of investing in ETFs are described below:
o	ETF Strategies: Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.
o	Tracking Risk: Investment in the Portfolio should be made with the understanding that index-based ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, index-based ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.
o	Risk Related to ETF Net Asset Value and Market Price: The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.
o	Alternative Assets Risk: The Portfolio's investments in ETFs in the "Alternative Asset" market segment may be more volatile than other Portfolio investments. The “Alternative Asset” market segment refers to investments that are historically not highly correlated to either equity or fixed income investments. The risks and volatility of commodity ETFs are linked to the economic and other risks that are specific to the commodity in which the ETF invests. REIT ETFs are subject to the risks inherent in real estate investing, such as property value fluctuations.
o	Foreign Exposure: Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Portfolio may invest in ETFs that cause the Portfolio to be exposed to some degree to the risks associated with foreign markets. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
o	Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.
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o	Expense Risk: The Portfolio invests in ETFs and other investment companies ("Underlying Funds"). As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Portfolio's direct fees and expenses.
o	Additional ETF and Underlying Fund Risk: The strategy of investing in ETFs could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of mutual fund shares by the Portfolio may prevent the Portfolio from allocating its investments in the manner the Sub-Adviser considers optimal. The Portfolio intends to purchase ETFs and other investment companies ("Underlying Funds") that are either no-load or waive the sales load for purchases made by the Portfolio. The Portfolio will not purchase Underlying Funds that charge a sales load upon redemption, but the Portfolio may purchase Underlying Funds that have an early redemption fee. In the event that an Underlying Fund charges a redemption fee, then you will indirectly bear that expense by investing in the Portfolio.
•	ETN Investment Risk: (TAP, RIP) ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor, such as an investment bank. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced market. Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, the Portfolio may not receive the return it was promised and could lose its entire investment. It is expected that an issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN may decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. There may be restrictions on the Portfolio's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Portfolio's decision to sell its ETN holdings may be limited by the availability of a secondary market.
•	Fixed Income Risk: (TAP, RIP) When the Portfolio invests in ETPs that own bonds, or in this type of security directly, the value of your investment in the Portfolio will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bonds and bond funds owned by the Portfolio. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Portfolio possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments. In addition, the Portfolio may invest, directly and indirectly, in what are sometimes referred to as "junk bonds." Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.
•	Foreign Investment Risk: (TAP, RIP) Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.
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  Geographic Concentration Risk: (TAP) Because the Portfolio may invest a relatively large percentage of its assets in issuers or commodities located in a single country, a small number of countries, or a particular geographic region, the Portfolio's performance will be closely tied to market, currency, or economic, political, environmental, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified investments.
  High Yield Debt Securities Risk: (TAP) Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the bond may decrease, and the Portfolio’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.
  Inflation Protected Securities Risk: (TAP) Inflation protected securities, such as TIPS, generally fluctuate in response to changes in "real" interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, an inflation protected security's value will decrease when real interest rates rise and increase when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. During periods of "deflation," the principal and income of an inflation protected security may decline in price, which could result in losses for the Portfolio.
•	Issuer-Specific Risk: (SRP, TAP, RIP) The value of a specific security, ETF (in the case of the Sector Rotation Portfolio), or ETP (in the case of the Tactical Allocation Portfolio) can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
•	Management Risk: (SRP, TAP, RIP) The share price of the Portfolio changes daily based on the performance of the individual securities, derivatives, ETFs (in the case of the Sector Rotation Portfolio) and ETPs (in the case of the Tactical Allocation Portfolio) in which it invests. The Sub-Adviser's investment decisions about individual securities and derivatives impact the Portfolio's ability to achieve its investment objective. The ability of the Portfolio to meet its investment objective is directly related to the Sub-Adviser's allocation of the Portfolio's assets. The Sub-Adviser's objective judgments, based on its investment strategy, about the attractiveness and potential appreciation of particular investments in which the Portfolio invests may prove to be incorrect and there is no guarantee that the Sub-Adviser's investment strategy will produce the desired results.
•	Market Risk: (SRP, TAP, RIP) The net asset value of the Portfolio will fluctuate based on changes in the value of the individual securities, ETFs (in the case of the Sector Rotation Portfolio) and ETPs (in the case of the Tactical Allocation Portfolio) in which the Portfolio invests. The Portfolio may invest in equity securities, which are more volatile and carry more risk than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.
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  Portfolio Turnover Risk: (SRP, TAP, RIP) Portfolio turnover refers to the rate at which the securities held by the Portfolio are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Portfolio's return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Portfolio's realized capital gains or losses, which may affect the taxes you pay as the Portfolio shareholder.
  Preferred Securities Risk: (TAP, RIP) Generally, preferred security holders (such as the Portfolio) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred securities are subordinated to bonds and other debt instruments in a company's capital structure and therefore will be subject to greater credit risk than those debt instruments. Unlike debt securities, dividend payments on a preferred security typically must be declared by the issuer's board of directors. An issuer's board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on preferred securities at any time. In the event an issuer of preferred securities experiences economic difficulties, the issuer's preferred securities may lose substantial value due to the reduced likelihood that the issuer's board of directors will declare a dividend and the fact that the preferred security may be subordinated to other securities of the same issuer. There is a chance that the issuer of any of the Portfolio's holdings will default (fail to make scheduled dividend payments on the preferred security or scheduled interest payments on other obligations of the issuer not held by the Portfolio).
  Real Estate Sector Risk: (TAP, RIP) Investments in real estate securities are subject to the risks of decreases in real estate values, overbuilding, increased competition and local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, a REIT may fail to qualify for favorable tax treatment under the Internal Revenue Code and may fail to maintain exemption from the registration requirements of the 1940 Act.
  Small and Micro-Cap Companies Risk: (TAP) Small companies may offer greater opportunities for capital appreciation than larger companies, but they tend to be more vulnerable to adverse developments than larger companies, and investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. In addition, such companies may have been recently organized and have little or no track record of success. The securities of small companies may trade less frequently and in smaller volumes than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and the Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Micro-cap companies may have been very recently organized and may have only limited sources of additional capital. Their securities may be extremely volatile and may experience very limited trading markets and liquidity. Micro-cap companies may be expected to experience higher levels of failure, insolvency, and bankruptcy than many larger companies.
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  TVT Risk: (SRP, TAP, RIP) There is no guarantee that the TVT will work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the TVT will be subject to the sub-adviser's ability to implement the TVT in a timely and efficient manner. The sub-adviser's volatility forecasts may be incorrect, or the allocation changes made by the sub-adviser in response to volatility forecasts may fail to have the intended effect. The TVT may result in periods of underperformance, may limit the Portfolio's ability to participate in rising markets and may increase transaction costs. The Portfolio's performance may be lower than similar portfolios that are not subject to volatility management techniques.

Temporary Investments: To respond to adverse market, economic, political or other conditions, the Sector Rotation, Tactical Allocation and Retirement Income Portfolios may each invest 100% of its total assets, without limitation, in short-term debt securities and money market instruments. Each Portfolio may be invested in these instruments for extended periods, depending on the relevant sub-adviser's assessment of market conditions. These short-term debt securities and money market instruments may include shares of other mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements. While a Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that a Portfolio invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro- rata portion of such money market funds' advisory and operational fees. Each Portfolio may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure: A description of the Portfolios' policies regarding the release of portfolio holdings information is available in the Portfolios' Statement of Additional Information.

MANAGEMENT

Investment Adviser: JNF Advisors, Inc. located at 10350 Ormsby Park Place, Louisville, Kentucky 40223, serves as investment adviser to the Portfolios. The Adviser is a wholly-owned subsidiary of Jefferson National Financial Corp. and an affiliate of Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York, which sells variable products that offer the Portfolios. As compensation for its services, the Adviser is entitled to receive an annual fee, paid monthly, of 0.65% of the average daily net assets of each of the Sector Rotation and Tactical Allocation Portfolios and 0.50% of the average daily net assets of Retirement Income Portfolio (prior to any contractual fee waivers). For the fiscal year ended December 31, 2014, the Sector Rotation, Tactical Allocation and Retirement Income Portfolios paid investment advisory fees to the Adviser in an amount equal to 0.65%, 0.55%, and 0.00% of the average daily net assets of each Portfolio, respectively after any contractual fee waivers. With respect to the Sector Rotation and Tactical Allocation Portfolios, the Adviser paid the Portfolios’ prior sub-adviser a portion of these fees.

Subject to the authority of the Board of Trustees, the Adviser is responsible for, among other things, supervising the operations of the Portfolios and evaluating the abilities and performance of other money management firms to identify appropriate sub-advisers. After a sub-adviser is selected, the Adviser continuously supervises and monitors its performance and periodically recommends to the Board of Trustees which sub-advisers should be retained or released. The Adviser was established in 2007. As of December 31, 2014, the Adviser managed approximately $135.1 million in mutual funds, and asset allocation models that are offered in variable annuities and flexible premium variable life insurance policies. A discussion regarding the basis for the Board of Trustees' most recent renewal of the advisory agreement between the Adviser and the Trust, on behalf of the Portfolios is available in the Portfolios' Annual Report to Shareholders dated December 31, 2014. A discussion regarding the basis for the Board of Trustees' approval of the sub-advisory agreement between the Adviser and the Sub-Adviser is available in the Portfolios' Annual Report to Shareholders dated December 31, 2014.

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Sub-Adviser: The Adviser has engaged a sub-adviser to provide the day-to-day management for each Portfolio. The Adviser is responsible for monitoring the investment program and performance of each sub-adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser, the sub-adviser or the Board.

The Sub-Adviser for each Portfolio is SSGA Funds Management, Inc. (“SSGA FM”), located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSGA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors ("SSGA"), the investment management arm of State Street Corporation. As of December 31, 2014, SSGA FM managed approximately $377.89 billion in assets and SSGA managed approximately $2.45 trillion in assets. The Adviser, not the Portfolio, has agreed to pay an annual fee equal to 0.25% of the average daily net assets up to $250 million, 0.20% of the average daily net assets over $250 million but less than $500 million, and 0.15% of the average daily net assets of $500 million or greater of the aggregate assets of each Portfolio. The annual sub-advisory fees paid to SSGA FM are subject to a $50,000 minimum in aggregate fees between the JNF SSGA Sector Rotation Portfolio, JNF SSGA Tactical Allocation Portfolio and JNF SSGA Retirement Income Portfolio.

The Adviser has contractually agreed to waive all or part of its management fees and/or to make payments to limit Portfolio expenses, other than extraordinary or non-recurring expenses, at least until April 30, 2016, so that each Portfolio's total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the Adviser)) do not exceed 1.25% of the Portfolio's average daily net assets for the Sector Rotation Portfolio, 1.25% for the Tactical Allocation Portfolio and 1.00% for the Retirement Income Portfolio. Waivers and expense payments may be recouped by the Adviser from the relevant Portfolio to the extent that overall expenses fall below the specified limits, within three fiscal years of when the expenses were waived or reimbursed. Fee waiver and reimbursement arrangements can decrease the Portfolio's expenses and boost its performance.

In addition to investment advisory fees, the Portfolio pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholder meetings.

Sub-Adviser Portfolio Managers

Eduardo Borges, Marin Lolic and Katrina Harkins are jointly and primarily responsible for the day-to-day management of the Sector Rotation and Tactical Allocation Portfolios.

Eduardo Borges, CFA, FRM, CAIA

Mr. Borges is a Vice President of State Street Global Advisors and SSGA FM, and a Senior Portfolio Manager in SSGA's Investment Solutions Group (ISG). Mr. Borges is responsible for the development and management of strategic and tactical portfolios for various types of institutional clients. In addition, he assists on research and product development for the team.

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Before assuming his current role, he worked in the Operations Group supporting the Global Fundamental Strategies Team. Mr. Borges joined the firm in October 2000. Prior to joining SSGA, he worked for Putnam Investments holding various positions within its Operations Division. He has been working in the investment management field since 1998.

Mr. Borges earned an MSF from Suffolk University and a BSBA with a concentration in Finance (cum laude) from the University of Massachusetts at Boston. He also earned the Chartered Financial Analyst designation, the Chartered Alternative Investment Analyst designation, and is a Certified Financial Risk Manager. In addition, he is a member of the CFA Institute, the Boston Security Analysts Society, the Global Association of Risk Professionals, and the CAIA Association.

Marin Lolic

Mr. Lolic is a Principal of State Street Global Advisors and SSGA FM, and a Portfolio Manager with the Investment Solutions Group (ISG). He is responsible for the development and management of asset allocation solutions, including tactical asset allocation strategies and exposure management (overlay) strategies.

Mr. Lolic joined SSGA in 2013 as a member of the Global Graduate Rotational Program (GGRP); his first rotation with the program was in investment risk. Prior to joining SSGA, Mr. Lolic worked as an Investment Analyst at Morgan Stanley Investment Management from 2009 – 2011.

Mr. Lolic graduated from Georgetown University with a Bachelor of Science degree in Finance and International Business. He also holds an MBA from Columbia Business School. He has completed Level III of the Chartered Financial Analyst curriculum.

Katrina Harkins

Ms. Harkins is a Principal of State Street Global Advisors and SSGA FM, and a Junior Portfolio Manager in the firm's Investment Solutions Group (ISG). She is responsible for implementing customized investment approaches, including tactical and strategic multi asset class solutions, for various types of institutional clients.

Prior to joining SSGA, Ms. Harkins worked as a Portfolio Administrator at BNY Mellon in the firm's Wealth Management group. Ms. Harkins holds a Bachelor of Arts degree in Economics from Stonehill College.

The Retirement Income Portfolio’s assets are managed by SSGA’s Investment Solutions Group (“ISG”).  Michael Martel, Timothy Furbush, and Jeremiah K. Holly are jointly and primarily responsible for the day-to-day management of the Portfolio.

Michael Martel

Mr. Martel is vice president and senior portfolio manager for ISG and serves as ISG’s Head of Portfolio Management for the Americas. He has been a portfolio manager for SSGA since 1998, during which time he has worked with clients on a wide range of solutions, including aligning assets with both short- and long-term investment objectives, tactically allocating amongst asset classes to enhance returns, and leading the ISG exposure management efforts in North America. Exposure management solutions involve the construction of derivative and physical based portfolios to address client needs ranging from cash equitization to custom rebalancing to tail risk hedging. In addition, Mr. Martel oversees the continued development of proprietary portfolio management systems and assists in ongoing research efforts. He joined SSGA in 1994.

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Mr. Martel holds a Bachelor of Arts degree in Economics from the College of the Holy Cross and Master’s degrees in both Finance and Business Administration from the Carroll School of Management at Boston College.

Timothy Furbush, CFA, CMT

Mr. Furbush is a Vice President of SSGA FM and a Senior Portfolio Manager in SSGA’s ISG. With SSGA since 2007, currently he is responsible for developing and implementing customized investment approaches for clients, including strategic and tactical global balanced funds as well as equitization and overlay strategies. Prior to his current role, Mr. Furbush worked for SSGA's Intermediary Business Group as a Research Analyst providing value added research, educational tools and practice management services to financial advisors. Before rejoining SSGA in July 2007, Mr. Furbush spent a year at Fidelity Investments as a Research Analyst on their Consultant Relations Team.

A graduate of Stonehill College, Mr. Furbush has an MS in Finance from the Sawyer School of Management at Suffolk University. He has earned both the Chartered Financial Analyst and Chartered Market Technician designations. He is a member of the CFA Institute, the Boston Securities Analysts Society and the Market Technicians Association.

Jeremiah K. Holly, CFA

Mr. Holly is a Vice President of SSGA FM and a Senior Portfolio Manager within ISG. With SSGA since 2005, currently he is responsible for the development and management of asset allocation solutions, including tactical allocation strategies and exposure management (overlay) strategies. Prior to joining ISG, Mr. Holly was a Senior Product Analyst in the Consultant Relations Group where he was responsible for completing new business proposals for a range of investment strategies. Prior to joining SSGA in 2005, Mr. Holly worked as a Research Assistant at Chmura Economics & Analytics, an economic research firm in Richmond, Virginia.

Mr. Holly graduated from the University of Richmond with a Bachelor of Arts degree in Economics. He earned the Chartered Financial Analyst designation and is a member of both the Boston Security Analysts Society and CFA Institute.

The Portfolios’ Statement of Additional Information provides additional information about each portfolio manager's compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Portfolios.

HOW SHARES ARE PRICED

The public offering price and net asset value ("NAV") of each Portfolio's shares are determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business. NAV is computed by determining the aggregate market value of all assets of each Portfolio less its liabilities divided by the total number of the Portfolio's shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of each Portfolio, including investment advisory, administration, and distribution fees, which are accrued daily. The determination of the NAV of each Portfolio for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

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Generally, securities are valued each day at the last quoted sales price on each security's principal exchange. Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined using the "fair value" procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Each Portfolio may use independent pricing services to assist in calculating the value of the Portfolio's securities. Although not part of the Adviser's principal investment strategy, since each Portfolio may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when each Portfolio does not price its shares, the value of each Portfolio's portfolio may change on days when you may not be able to buy or sell Portfolio shares. In computing the NAV of each Portfolio, the Adviser values foreign securities held by each Portfolio at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in each Portfolio's portfolio occur before each Portfolio prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before each Portfolio calculates its NAV, the adviser may need to price the security using each Portfolio's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Portfolios' portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolios' NAV by short-term traders.

With respect to any portion of the Portfolios' assets that are invested in one or more open-end management investment companies that are registered under the 1940 Act, the Portfolios' NAV is calculated based upon the net asset values of the registered open-end management investment companies in which the Portfolio invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE AND REDEEM SHARES

As described earlier in this prospectus, shares of each Portfolio are sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts will not own shares of the Portfolios directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts. All investments in the Portfolios are credited to the shareholder's account in the form of full or fractional shares of the Portfolio. The Portfolios do not issue share certificates. Separate accounts may redeem shares to make benefit or surrender

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payments to you and other purchasers of variable annuity contracts or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity contract. Redemptions are processed on any day on which the Portfolios are open for business.

When Order is Processed

Shares of the Portfolios are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the life insurance policies or annuity contracts. These charges are described in the applicable product prospectus. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by the participating life insurance company, or qualified pension or retirement plan, in proper form. All requests received in good order by the participating life insurance company, or qualified pension or retirement plan before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open will be executed on that same day. Requests received after the close of regular trading on the NYSE, or on any day the NYSE is closed, will be processed on the next business day. The insurance company or qualified pension or retirement plan is responsible for properly transmitting purchase orders and federal funds to the Portfolios.

The USA PATRIOT Act requires financial institutions, including the Portfolios, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. You will be required by your insurance company, or pension or retirement plan, to supply certain information, such as your full name, date of birth, social security number and permanent street address. This information will assist them in verifying your identity. As required by law, your insurance company, or pension or retirement plan may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

TAX CONSEQUENCES

Each Portfolio has qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified, each Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is the Portfolio's intention to distribute all such income and gains.

Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of each Portfolio are offered only to the separate accounts of the participating life insurance company and its affiliates. Separate accounts are insurance company separate accounts that fund the annuity contracts. Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity contracts. In order for shareholders to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts, as well as the Portfolios, must meet certain diversification requirements. If the Portfolios do not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. The diversification requirements are discussed below.

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Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the Portfolios. The Portfolios intend to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Portfolios by Subchapter M and the Investment Company Act of 1940. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by "safe harbor" rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a Portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance company, the policies and the annuity contracts may be taxable. See the prospectuses for the policies and annuity contracts.

For a more complete discussion of the taxation of the life insurance company and the separate accounts, as well as the tax treatment of the variable insurance contracts and the holders thereof, see the prospectus for the applicable annuity contract.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting each Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisers.

DIVIDENDS AND DISTRIBUTIONS

All dividends are distributed to the separate accounts or other shareholders on an annual basis or more frequently and will be automatically reinvested in Portfolio shares unless an election is made on behalf of a separate account to receive some or all of the dividends in cash. Dividends are not taxable as current income to you or other purchasers of variable insurance contracts.

FREQUENT PURCHASES AND REDEMPTION OF PORTFOLIO SHARES

The Sector Rotation, Tactical Allocation and Retirement Income Portfolios discourage and do not accommodate market timing. Frequent trading into and out of the Portfolios can harm the Portfolios' shareholders by disrupting the Portfolios' investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Portfolios are designed for long-term investors and are not intended for market timing or other disruptive trading activities. Accordingly, the Portfolios' Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

The Portfolios reserve the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Portfolios nor the Adviser will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with the Portfolios.

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Because purchase and sale transactions are submitted to a Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or variable life contract, the Portfolios are not able to identify market timing transactions by individual variable insurance contract holders. Short of rejecting all transactions made by a separate account, the Portfolios lack the ability to reject individual short-term trading transactions. The Portfolios, therefore, have to rely upon the insurance company to police restrictions in the variable insurance contracts or according to the insurance company's administrative policies. The Portfolios have entered into an information sharing agreement with the insurance company that uses the Portfolios as an underlying investment vehicle for its separate accounts. Under this agreement, the insurance company is obligated to (i) adopt and enforce during the term of the agreement a market timing policy, the terms of which are acceptable to the Portfolios; (ii) furnish the Portfolios, upon its request, with information regarding contract or policy holder trading activities in shares of the Portfolios, and (iii) enforce its market timing policy with respect to contract or policy holders identified by the Portfolios as having engaged in market timing.

The Portfolios will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company to determine whether or not short-term trading is involved. When information regarding transactions in a Portfolio's shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an "indirect intermediary"), the insurance company is obligated to obtain transaction information from the indirect intermediary or, if directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolios on behalf of the contract or policy older or any other persons. The Portfolios will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that the Portfolios will be able to do so. In addition, the right of an owner of a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and the owner. Many of these contracts do not limit the number of transfers that a contract owner may make among the available investment options. The terms of these contracts, the presence of financial intermediaries (including the insurance company) between the Portfolios and the contract and policy holders and other factors such as state insurance laws may limit the Portfolio's ability to deter market timing. Multiple tiers of such financial intermediaries may further compound the Portfolios' difficulty in deterring such market timing activities. Variable insurance contract holders should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.

DISTRIBUTION OF SHARES

Distribution Fees: The Trust, with respect to the Portfolios, has adopted the Trust's Master Distribution and Shareholder Servicing Plan (the "Plan") to compensate certain entities for distribution and marketing services and for servicing shareholder accounts with respect to the Sector Rotation, Tactical Allocation and Retirement Income Portfolios. Fees paid under the Plan may not exceed 0.25% annually of each Portfolio's average daily net assets. The distribution and service fees are paid out of the assets of each Portfolio on an ongoing basis and will increase the cost of your investment over time.

The Portfolios' distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Portfolio shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolios' shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

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Additional Compensation to Financial Intermediaries: The Portfolios may make payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and sales-related costs. In addition, the Adviser may pay additional compensation, out of the Adviser's own assets, to its affiliates Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York, certain other insurance companies and other intermediaries or their affiliates, based on sales of assets attributable to a firm, or such other criteria agreed to by the Adviser. Such payments will not increase Portfolio expenses. The firms to which these payments may be made are determined by the Adviser. These payments may provide an incentive, in addition to any distribution fees paid pursuant to Rule 12b-1, to these firms to actively promote the Portfolios or cooperate with other promotional efforts.

Householding: To reduce expenses, we may mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolios at 1-866-667-0564 between the hours of 8:30 a.m. and 6:00 p.m. Eastern Time on days the Portfolio is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

VOTING AND MEETINGS

The participating insurance company that issued your variable contract will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders. The insurance company may be required to vote on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it did receive instructions (either for or against a proposal). To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. The Trust may consist of more than one portfolio. Each portfolio will vote separately on matters relating solely to that portfolio or which affects that portfolio differently. However, all shareholders will have equal voting rights on matters that affect all portfolios equally. Shareholders shall be entitled to one vote for each share held.

The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove Trustees, change a Portfolio's fundamental investment policies, or approve an investment advisory contract. Unless required otherwise by applicable laws, one third of the outstanding shares of the Trust constitute a quorum (or one third of a Portfolio or class if the matter relates only to the Portfolio or class).

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Sector Rotation, Tactical Allocation, and Retirement Income Portfolios' financial performance for the period of the Portfolios' operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment if all dividends and distributions). This information for each Portfolio has been derived from the financial statements audited by Cohen Fund Audit Services, Ltd., the Portfolios' independent registered public accounting firm, whose report, along with each Portfolio's financial statements, are included in the Portfolios' December 31, 2014 annual report, which is available upon request.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

JNF SSGA Sector Rotation Portfolio (formerly the “JNF SSGA Sector Rotation Portfolio”)

	Year Ended December 31, 2014		Year ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of year	$32.32		$23.94	$20.60	$20.56	$16.44
Activity from investment operations:
Net investment income (1)	0.19		0.12	0.22	0.09	0.15
Net realized and unrealized gain
on investments	2.41		8.52	3.23	0.12	4.11
Total from investment operations	2.60		8.64	3.45	0.21	4.26

Less distributions from:
Net investment income	(0.14)		(0.26)	(0.11)	(0.17)	(0.14)

Net asset value, end of year	$34.78		$32.32	$23.94	$20.60	$20.56

Total return (2)	8.05%		36.18%	16.76%	1.06%	26.02%

Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$96,129		$98,208	$80,267	$78,661	$88,218

Ratios of expenses to average net
assets	1.17%	(3)	1.17%	1.19%	1.15%	1.16%

Ratios of net investment income to
average net assets	0.56%	(4)	0.42%	0.97%	0.45%	0.81%

Portfolio Turnover Rate	234%		125%	122%	123%	123%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the year.
(2)	Assumes reinvestment of all dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Does not include the expenses of the investment companies in which the Portfolio invests.
(4)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

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JNF SSGA Tactical Allocation Portfolio (formerly the “JNF SSGA Tactical Allocation Portfolio”)

	Year Ended December 31, 2014		Year ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of year	$20.75		$17.46	$15.98	$15.27	$13.86
Activity from investment operations:
Net investment income (1)	0.29		0.15	0.19	0.19	0.20
Net realized and unrealized gain
on investments	1.14		3.30	1.50	0.72	1.41
Total from investment operations	1.43		3.45	1.69	0.91	1.61

Less distributions from:
Net investment income	(0.37)		(0.16)	(0.21)	(0.20)	(0.20)
Net realized gains	(1.29)		-	-	-	-
Total Distributions	(1.66)		(0.16)	(0.21)	(0.20)	(0.20)
Net asset value, end of year	$20.52		$20.75	$17.46	$15.98	$15.27

Total return (2)	6.94%		19.80%	10.60%	6.01%	11.74%

Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$20,075		$20,444	$19,143	$20,064	$21,293

Ratios of expenses to average net
assets	1.25%	(3)	1.25%	1.25%	1.23%	1.18%

Ratios of expenses to average net
Assets before waiver	1.33%	(3)	1.35%	1.40%	1.36%	1.35%

Ratios of net investment income to
average net assets	1.35%	(4)	0.78%	1.13%	1.21%	1.40%

Ratios of net investment income to
average net assets before waiver	1.26%	(4)	0.68%	0.98%	1.08%	1.24%

Portfolio Turnover Rate	186%		106%	77%	103%	79%

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JNF SSGA Retirement Income Portfolio

Period Ended December 31, 2014 (1)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2)	0.30
Net realized and unrealized gain on investments (3)	0.31
Total from investment operations	0.61

Net asset value, end of period	$10.61

Total return (4)	6.10%

Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$8,246

Ratios of expenses to average net assets (5,6)	1.00%

Ratios of expenses to average net assets before waivers (5,6)	2.07%

Ratios of net investment income to average net assets (5,7)	3.46%

Ratios of net investment income to average net assets before waiver (5,7)	2.38%

Portfolio Turnover Rate (8)	93%

(1)	The JNF SSGA Retirement Income Portfolio commenced operations on March 5, 2014.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Assumes reinvestment of all dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	Does not include the expenses of the investment companies in which the Portfolio invests.
(7)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(8)	Not annualized.
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PRIVACY NOTICE

Rev. February 2014

WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

  Social Security number and wire transfer instructions
  account transactions and transaction history
  investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes - information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes - information about your credit worthiness.	NO	We don't share
For nonaffiliates to market to you	NO	We don't share

QUESTIONS?	Call 1-402-493-4603

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What we do :
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

• open an account or deposit money

• direct us to buy securities or direct us to sell your securities

• seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates' everyday business purposes – information about your creditworthiness.

• affiliates from using your information to market to you.

• sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust doesn't share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust doesn't share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust doesn't jointly market.

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JNF PORTFOLIOS

Adviser	JNF Advisors, Inc. 10350 Ormsby Park Place Louisville, Kentucky 40223	Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Sub-Adviser (Sector Rotation, Tactical Allocation, & Retirement Income Portfolios)	SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Custodian	Fifth Third Bank 38 Fountain Square Plaza Cincinnati, Ohio 45263
Transfer Agent	Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130	Independent Registered Public Accounting Firm	Cohen Fund Audit Services, Ltd. 1350 Euclid Ave., Suite 800 Cleveland, OH 44115

Additional information about each Portfolio is included in the Portfolios' Statement of Additional Information dated May 1, 2015 (the "SAI"). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Trust's policies and management. Additional information about the Portfolios' investments will also be available in the Portfolios' Annual and Semi-Annual Reports to Shareholders. In the Portfolios' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Portfolios, or to make shareholder inquiries about the Portfolios, please call 1-866-667-0564. The Portfolios do not currently have a website. You may also write to:

JNF Portfolios

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

You may review and obtain copies of the Portfolios' information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

Investment Company Act File # 811-21853

Statement of Additional Information
May 1, 2015

JNF SSGA Sector Rotation Portfolio

JNF SSGA Tactical Allocation Portfolio

JNF SSGA Retirement Income Portfolio

Each a series of the Northern Lights Variable Trust

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Portfolios’ Prospectus dated May 1, 2015. You can obtain a copy of the Prospectus without charge by contacting Jefferson National Financial Corp. at 866-667-0561.

TABLE OF CONTENTS

PORTFOLIO HISTORY 1

INVESTMENT RESTRICTIONS 2

INVESTMENT STRATEGIES 3

TEMPORARY DEFENSIVE POSITIONS 5

PORTFOLIO TURNOVER 5

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES 6

SECURITIES TRANSACTIONS 27

CONTROL PERSONS AND PRINCIPAL OWNERS 28

MANAGEMENT 29

PORTFOLIO MANAGERS 31

OTHER SERVICE PROVIDERS 36

PLAN OF DISTRIBUTION 38

ADMINISTRATIVE SERVICES LETTER AGREEMENT 39

TRUSTEES AND OFFICERS OF THE TRUST 40

NET ASSET VALUES OF THE SHARES OF THE PORTFOLIOS

ANTI-MONEY LAUNDERING PROGRAM 47

PROXY VOTING SUMMARY 47

DISCLOSURE OF THE PORTFOLIOS’ HOLDINGS 48

DIVIDENDS, DISTRIBUTIONS AND TAXES 49

DESCRIPTION OF SHARES 51

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM 57

LEGAL COUNSEL 57

FINANCIAL STATEMENTS 57

APPENDIX A - DISCRIPTION OF BOND RATINGS A-1

APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES B-1

PORTFOLIO HISTORY

Each of the JNF SSGA Sector Rotation Portfolio (the “Sector Rotation Portfolio”, formerly the JNF Equity Portfolio), the JNF SSGA Tactical Allocation Portfolio (the “Tactical Allocation Portfolio”, formerly the JNF Balanced Portfolio), and the JNF SSGA Retirement Income Portfolio (the “Retirement Income Portfolio”) (together the “Portfolios”) is a series of Northern Lights Variable Trust, a Delaware statutory trust organized on November 23, 2005 (the “Trust”). Each of the Sector Rotation Portfolio and Tactical Allocation Portfolio’s portfolios name and objective was modified as of October 31, 2014, and the strategies of those Portfolios were modified accordingly, as described in the Portfolios’ Prospectus. The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Portfolios may issue an unlimited number of shares of beneficial interest. All shares of the Portfolios have equal rights and privileges. Each share of the Trust is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of a Portfolio is entitled to participate equally with other shares (i) in dividends and distributions declared by the Portfolio and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of each Portfolio are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Each Portfolio is a diversified series of the Trust. Each Portfolio’s investment objective, restrictions and policies are more fully described here and in the Prospectus. The Board may start other series and offer shares of a new portfolio under the Trust at any time.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

JNF Advisors, Inc. (the "Adviser") serves as investment adviser to each Portfolio. SSGA Funds Management, Inc. (“Sub-Adviser”) is the sub-adviser for each of the Sector Rotation, Tactical Allocation, and Retirement Income Portfolios.

Shares of the Portfolios are offered to a participating insurance company in order to fund certain of their separate accounts used to support variable annuity contracts and variable life insurance policies (the “Contracts”). Although not currently doing so, the Portfolios also may serve as an investment medium for qualified pension and retirement plans outside of the separate account context. The rights of the insurance company holding Trust shares for a separate account are different from the rights of the owner of a Contract. The terms “shareholder” or “shareholders” in this SAI shall refer to the participating insurance company, and not to any Contract owner.

The Trust serves as the underlying investment medium for sums invested in Contracts issued by and Jefferson National Life Insurance Company of New York, and other participating insurance companies. Each of Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York (as applicable, “Jefferson National”), which is affiliated with the Adviser and, therefore, indirectly affiliated with the Trust, offers the Portfolios through variable life insurance policies and variable annuities it issues. Trust shares are not offered directly to and may not be purchased directly by members of the public.

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For a description of the methods used to determine the share price and value of the Fund’s assets, see "Purchase and Redemption of Shares" in the Portfolios' Prospectus and "Net Asset Values of the Shares of the Portfolios" in this Statement of Additional Information.

INVESTMENT RESTRICTIONS

The Trust has adopted the following restrictions and policies relating to the investment of assets of the Portfolios and their activities. These are fundamental policies and may not be changed without the approval of the holders of a “majority” of the outstanding shares of each Portfolio affected. Under the 1940 Act, the vote of such a “majority” means the vote of the holders of the lesser of (i) 67 percent of the shares represented at a meeting at which more than 50 percent of the outstanding shares are represented or (ii) more than 50 percent of the outstanding shares. A change in policy affecting only one Portfolio may be effected with the approval of the holders of a “majority” of the outstanding shares of such Portfolio.

Each Portfolio may not (except as noted):

1.	Purchase securities on margin or sell securities short, except that Portfolios engaged in transactions in options, futures, and options on futures may make margin deposits in connection with those transactions, and except that each Portfolio may make short sales against the box and that effecting short sales against the box will not be deemed to constitute a purchase of securities on margin;
2.	Purchase or sell commodities or commodity contracts (which, for the purpose of this restriction, shall not include foreign currency futures or forward currency contracts), except: (a) any Portfolio may engage in interest rate futures contracts, stock index futures, futures contracts based on other financial instruments, and options on such futures contracts; and (b) the Tactical Allocation Portfolio may engage in futures contracts on gold;
3.	Borrow money or pledge, mortgage, or assign assets, except that a Portfolio may: (a) borrow from banks, but only if immediately after each borrowing and continuing thereafter it will have an asset coverage of at least 300 percent; (b) enter into reverse repurchase agreements, options, futures, options on futures contracts, foreign currency futures contracts and forward currency contracts as described in the Prospectus and in this Statement of Additional Information. (The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for future contracts, and options on futures contracts and foreign currency futures and forward currency contracts will not be deemed to be pledges of a Portfolio’s assets);
4.	Underwrite securities of other issuers;
5.	With respect to 75 percent of its total assets, invest more than 5 percent of its assets in the securities of one issuer if thereafter the Portfolio in question would have more than 5 percent of its assets in the securities of any issuer; this restriction does not apply to U.S. Government securities (as defined in the Prospectus);
6.	Invest in securities of a company for the purpose of exercising control or management;
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7.	Write, purchase or sell puts, calls or any combination thereof, except that each Portfolio may write listed covered or secured calls and puts and enter into closing purchase transactions with respect to such calls and puts if, after writing any such call or put, not more than 25 percent of the assets of the Portfolio are subject to covered or secured calls and puts, and except that each Portfolio may purchase calls and puts with a value of up to 5 percent of such Portfolio’s net assets; (DOES NOT APPLY TO THE RETIREMENT INCOME PORTFOLIO).
8.	Participate on a joint, or on a joint and several basis, in any trading account in securities;
9.	Invest in the securities of issuers in any one industry if thereafter more than 25 percent of the assets of the Portfolio in question would be invested in securities of issuers in that industry; investing in cash items (including time and demand deposits such as certificates of deposit of domestic banks), U.S. Government securities, or repurchase agreements as to these securities, shall not be considered investments in an industry;
10.	Purchase or sell real estate, except that it may purchase marketable securities which are issued by companies which invest in real estate interests therein;
11.	Lend any of its assets except to purchase or hold money market instruments permitted by its investment objective and policies; or
12.	Issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Portfolio, provided that the Portfolio’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

In order to limit the risks associated with entry into repurchase agreements, the Trustees have adopted certain criteria (which are not fundamental policies) to be followed by the Portfolios. These criteria provide for entering into repurchase agreement transactions (a) only with banks or broker-dealers meeting certain guidelines for creditworthiness, (b) that are fully collateralized as defined therein, (c) on an approved standard form of agreement and (d) that meet limits on investments in the repurchase agreements of any one bank, broker or dealer.

INVESTMENT STRATEGIES

In addition to the investment strategies described in the Prospectus, the Sector Rotation Portfolio may:

•	Invest in restricted securities, such as private placements, which are not registered with the Securities and Exchange Commission (“SEC”). Restricted securities are generally illiquid, and the Sub-Adviser may not invest in any restricted security that would cause more than 15 percent of the Sector Rotation Portfolio’s total assets to be invested in illiquid securities. To the extent more than 15% of the Sector Rotation Portfolio's net assets are invested in illiquid securities, such illiquid securities will be sold in order to reduce the percentage of illiquid securities below 15%.
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•	Use various investment strategies and techniques when the Adviser or Sub-Adviser determines that such use is appropriate in an effort to meet the Portfolio’s investment objectives. Such strategies and techniques include, but are not limited to: writing listed “covered” call and “secured” put options, including options on stock indices, and purchasing such options; purchasing and selling, for hedging purposes, stock index, interest rate, and other futures contracts, and purchasing options on such futures contracts; purchasing warrants and preferred and convertible preferred stocks; borrowing from banks to purchase securities; purchasing foreign securities in the form of American Depositary Receipts (“ADRs”); purchasing securities of other investment companies; entering into repurchase agreements; investing in when-issued or delayed delivery securities; and selling securities short “against the box.” See “Description of Securities and Investment Techniques” below for further information.

In addition to the investment strategies described in the Prospectus, the Tactical Allocation Portfolio may:

•	If the Adviser or Sub-Adviser believes that inflationary or monetary conditions warrant a significant investment in companies involved in precious metals, invest up to 10 percent of its total assets in the equity securities of companies exploring, mining, developing, producing, or distributing gold or other precious metals.
•	Invest in below investment grade securities, commonly known as “junk bonds”.
•	Invest in zero coupon securities and payment-in-kind securities.
•	Invest in equity and debt securities of foreign issuers, including non-U.S. dollar–denominated securities, Eurodollar securities and securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. As a non-fundamental operating policy, the Tactical Allocation Portfolio will not invest more than 50 percent of its total assets (measured at the time of investment) in foreign securities. See “Description of Securities and Investment Techniques” below for further information.
•	Invest in restricted securities, such as private placements, which are not registered with the SEC. Restricted securities are generally illiquid, and the Sub-Adviser may not invest in any restricted security that would cause more than 15 percent of the Tactical Allocation Portfolio’s total assets to be invested in illiquid securities. To the extent more than 15% of the Tactical Allocation Portfolio’s net assets are invested in illiquid securities, such illiquid securities will be sold in order to reduce the percentage of illiquid securities below 15%.
•	Invest in securities that qualify to be sold directly to institutional investors pursuant to Rule 144A under the Securities Act of 1933.
•	Use various investment strategies and techniques when the Adviser determines that such use is appropriate in an effort to meet the Portfolio’s investment objective, including but not limited to: writing listed “covered” call and “secured” put options, including options on stock indices, and purchasing such options; purchasing and selling, for hedging purposes, stock index, interest rate, gold, and other futures contracts, and purchasing options on such futures contracts; purchasing warrants and preferred and convertible preferred stocks; purchasing foreign securities; entering into foreign currency
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transactions and options on foreign currencies; borrowing from banks to purchase securities; purchasing securities of other investment companies; entering into repurchase agreements; investing in when-issued or delayed delivery securities; and selling securities short “against the box.” See “Description of Securities and Investment Techniques” below for further information.

In addition to the investment strategies described in the Prospectus, the Retirement Income Portfolio may:

•	Invest in below investment grade securities, commonly known as "junk bonds".
•	Invest in restricted securities, such as private placements, which are not registered with the Securities and Exchange Commission. Restricted securities are generally illiquid; however, the Sub-Adviser may not invest in any restricted security that would cause more than 15 percent of the Portfolio's total assets to be invested in illiquid securities. To the extent more than 15% of the Portfolio's net assets are invested in illiquid securities, such illiquid securities will be sold in order to reduce the percentage of illiquid securities below 15%.
•	Invest in securities that qualify to be sold directly to institutional investors pursuant to Rule 144A under the Securities Act of 1933.
•	Use various investment strategies and techniques when the Adviser or Sub-Adviser determines that such use is appropriate in an effort to meet the Portfolio's investment objectives. Such strategies and techniques include, but are not limited to: writing listed "covered" call and "secured" put options, including options on stock indices, and purchasing such options; purchasing and selling, for hedging purposes, stock index, interest rate, and other futures contracts, and purchasing options on such futures contracts; purchasing warrants and preferred and convertible preferred stocks; borrowing from banks to purchase securities; purchasing foreign securities in the form of ADRs; purchasing securities of other investment companies; entering into repurchase agreements; investing in when-issued or delayed delivery securities; and selling securities short "against the box." See "Description of Securities and Investment Techniques" below for further information.
•	Invest in zero coupon securities and payment-in-kind securities.
•	Invest in equity and debt securities of foreign issuers, including non-U.S. dollar–denominated securities, Eurodollar securities and securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. See “Description of Securities and Investment Techniques” below for further information.

Rating Agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Board of Trustees has designated Moody’s, Standard & Poors (“S&P”), Fitch Ratings ("Fitch") and Dunn & Bradstreet.("D&B"). The Board of Trustees must assess at least annually the reliability of NRSROs it has designated. Appendix A to this SAI describes the various ratings assigned to fixed income securities by Moody’s, S&P, D&B and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase.

TEMPORARY DEFENSIVE POSITIONS

When unusual market or other conditions warrant, a Portfolio may temporarily depart from its investment objective. In assuming a temporary defensive position, each Portfolio may invest in money market instruments without limit.

PORTFOLIO TURNOVER

The Portfolios’ portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. A 100% turnover rate would occur if all of the Portfolio’s portfolio securities were replaced once within a one-year period. For the fiscal year ended December 31, 2014, the Sector Rotation and Tactical Allocation, and Retirement Income Portfolios’ portfolio turnover rates were 234%, 186%, and 93% respectively. For the fiscal year ended December 31, 2013, the Sector Rotation and Tactical Allocation Portfolios’ portfolio turnover rate were 125% and 106%, respectively. The increase in the portfolio turnover ratios for the Sector Rotation and Tactical Allocation Portfolios was due to a change in each Portfolio’s subadviser during the fiscal year 2014.

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DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The different types of securities and investment techniques common to one or more Portfolios all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt securities, there can be no assurance that the issuer of such securities will be able to meet its obligations on interest or principal payments in a timely manner. In addition, the value of debt instruments generally rises and falls inversely with interest rates. The investments and investment techniques common to one or both Portfolios and their risks are described in greater detail below.

The investment objectives of the Portfolios are not fundamental. Unless specifically designated otherwise, all investment policies and practices described in this SAI are not fundamental, meaning that the Trust’s Board may change them without shareholder approval.

The following discussion describes in greater detail different types of securities and investment techniques used by the individual Portfolios, as well as the risks associated with such securities and techniques.

U.S. Government Securities and Securities of International Organizations

Each Portfolio may invest in U.S. Government securities. U.S. Government securities are issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.

The Portfolios may purchase obligations issued by international organizations, such as Inter-American Development Bank, the Asian-American Development Bank and the International Bank for Reconstruction and Development (the “World Bank”), which are not U.S. Government securities. These international organizations, while not U.S. Government agencies or instrumentalities, have the ability to borrow from member countries, including the United States.

Municipal Obligations

The Portfolios may invest in Municipal Obligations. Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal; the interest paid on such obligations may be exempt from federal income tax, although current tax laws place substantial limitations on the size of such issues. Such obligations are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications.

Common Stocks and Other Equity Securities

The Sector Rotation, Tactical Allocation, and Retirement Income Portfolios may invest in Common Stocks and other Equity Securities. Common stocks, preferred stocks, warrants, securities

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convertible into common or preferred stocks and similar securities, together called "equity securities," are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Stocks of companies that are not expected to experience significant earnings growth, but are believed by an investor to be undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If an investor’s assessment of a company's prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company's stock may fall or may not approach the value that the investor has placed on it.

Many stocks may have both "growth" and "value" characteristics, and for some stocks it may be unclear which category, if any, it fits into.

Small and Medium Capitalization Companies

The Sector Rotation, Tactical Allocation, and Retirement Income Portfolios may invest in securities issued by small- and mid-cap companies. While these companies generally have potential for rapid growth, investments in such companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies may lack the management experience, financial resources, product diversification, and competitive strengths of companies with larger market capitalizations. In addition, in many instances the securities of small- and mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, these securities may be subject to greater and more abrupt price fluctuations. If a Portfolio makes large sales of such securities, the Portfolio may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small- and mid-cap company securities. As a result, if a Portfolio invests in such securities, then an investment in the Portfolio may be subject to greater price fluctuations than an investment in a portfolio that invests primarily in larger, more established companies. The Sub-Adviser's research efforts may also play a greater role in selecting securities for the Portfolio than in a portfolio that invests primarily in larger, more established companies.

Preferred Stock

The Sector Rotation, Tactical Allocation, and Retirement Income Portfolios may invest in Preferred Stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer's assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, and shareholders may suffer a loss of value if dividends are not paid. Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights.

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Debt Securities

The Portfolios may each invest in U.S. dollar–denominated corporate debt securities of domestic issuers and debt securities of foreign issuers that may or may not be U.S. dollar–denominated.

The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Debt securities rated BBB or Baa, which are considered medium-grade category debt securities, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated debt securities, and generally have some speculative characteristics. A debt security will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any debt security, and particularly those rated Baa or BBB (or below), may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

Corporate debt securities may pay fixed or variable rates of interest or interest at a rate contingent upon some other factor, such as price of some commodity. These securities may be convertible into preferred or common stock, or may be bought as part of a unit containing common stock. A debt security may be subject to redemption at the option of the issuer at a price set in the security’s governing instrument.

Below Investment Grade Securities

In General. The Portfolios may invest in below investment grade securities. Below investment grade securities (commonly known as “junk bonds”) are securities rated BB+ or lower by S&P or Ba1 or lower by Moody’s, securities comparably rated by another NRSRO, or unrated securities of equivalent quality. Below investment grade securities are deemed by the rating agencies to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Below investment grade securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. As discussed below, these risks are significantly greater in the case of below investment grade securities.

Below investment grade securities involve higher risks in that they are especially subject to (1) adverse changes in general economic conditions and in the industries in which the issuers are engaged, (2) adverse changes in the financial condition of the issuers, (3) price fluctuation in response to changes in interest rates and (4) limited liquidity and secondary market support.

Effect of Interest Rates and Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline, and depreciation when interest rates rise. The market values of below investment grade securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Below investment grade securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn, or a sustained period of rising interest rates, highly leveraged issuers of below investment grade securities may experience financial stress which may adversely affect their ability to service their debt obligations, meet projected business goals, and obtain

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additional financing. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Portfolio’s net asset value.

Payment Expectations. Below investment grade securities may contain redemption, call or prepayment provisions which permit the issuer of such securities to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Portfolio may have to replace the securities with a lower yielding security, which would result in a lower return.

Credit Ratings. Credit ratings issued by credit-rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security.

Liquidity and Valuation. Below investment grade securities may lack an established retail secondary market, and to the extent a secondary trading market does exist, it may be less liquid than the secondary market for higher rated securities. The lack of a liquid secondary market may negatively impact a Portfolio's ability to dispose of particular securities. The lack of a liquid secondary market for certain securities may also make it more difficult for a Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio’s portfolio. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of below investment grade securities, especially in a thinly traded market.

Although the market for below investment grade securities is not new, and the market has previously weathered economic downturns, the past performance of the market for such securities may not be an accurate indication of its performance during future economic downturns or periods of rising interest rates. Differing yields on debt securities of the same maturity are a function of several factors, including the relative financial strength of the issuers.

Convertible Securities

The Sector Rotation, Tactical Allocation, and Retirement Income Portfolios may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies, whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of

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the issuer at a price established in the convertible security's governing instrument, which could have an adverse effect on a Portfolio’s ability to achieve its investment objective.

Mortgage-Backed Securities

Each Portfolio may invest in mortgage-backed securities. Mortgage-backed securities are interests in “pools” of mortgage loans made to residential home buyers including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see “Mortgage Pass-Through Securities,” below). The Portfolios may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see “Collateralized Mortgage Obligations” below), and in other types of mortgage-related securities.

Mortgage Pass-Through Securities. These are securities representing interests in “pools” of mortgages in which periodic payments of both interest and principal on the securities are made by “passing through” periodic payments made by the individual borrowers on the residential mortgage loans underlying such securities (net of fees paid to the issuer or guarantor of the securities and possibly other costs). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Portfolio to a lower rate of return upon reinvestment of principal. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association, (“Ginnie Mae”)), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be uninsured or may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

Ginnie Mae Certificates. Ginnie Mae certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. Ginnie Mae certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the Ginnie Mae certificates typically will be substantially less because the mortgages may be purchased at any time prior to maturity, will be subject to normal principal amortization, and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

Fannie Mae and Freddie Mac Mortgage-Backed Obligations. Fannie Mae, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. Fannie Mae guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. Government. Fannie Mae also issues REMIC certificates, which represent interests in a trust funded with Fannie Mae certificates. REMIC certificates are guaranteed by Fannie Mae and not by the full faith and credit of the U.S. Government.

Freddie Mac, a corporate instrumentality of the U.S. Government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. Freddie Mac guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders

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against losses due to default, but these securities are not backed by the full faith and credit of the U.S. Government.

As is the case with Ginnie Mae certificates, the actual maturity of and realized yield on particular Fannie Mae and Freddie Mac pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Collateralized Mortgage Obligations and Mortgage-Backed Bonds. The Portfolios may purchase mortgage-backed securities issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks, and securities broker-dealers (or affiliates of such institutions established to issue these securities) in the form of either collateralized mortgage obligations (“CMOs”) or mortgage-backed bonds. CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments are passed through to the holders on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer’s payment obligations on the bonds but interest and principal payments on the mortgages are not passed through either directly (as with Ginnie Mae certificates and Fannie Mae and Freddie Mac pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). Although the mortgage-related securities securing these obligations may be subject to a government guarantee or third-party support, the obligation itself is not so guaranteed. Therefore, if the collateral securing the obligation is insufficient to make payment on the obligation, a holder could sustain a loss. If new types of mortgage-related securities are developed and offered to other types of investors, investments in such securities will be considered.

Risks of Mortgage-Backed Securities. Mortgage pass-through securities, such as Ginnie Mae certificates or Fannie Mae and Freddie Mac mortgage-backed obligations, or modified pass-through securities, such as CMOs issued by various financial institutions and IOs and POs, are subject to, early repayment of principal arising from prepayments of principal on the underlying mortgage loans (due to the sale of the underlying property, the refinancing of the loan, or foreclosure). Prepayment rates vary widely and may be affected by changes in market interest rates and other economic trends and factors. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-backed security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the securities. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-backed securities will vary based upon the prepayment experience of the underlying pool of mortgages.

Asset-Backed Securities

The Sector Rotation, Tactical Allocation, and Retirement Income Portfolios may purchase asset-backed securities. Asset-backed securities represent fractional interests in pools of leases, retail installment loans and revolving credit receivables, both secured and unsecured. These assets are generally held by a trust. Payments of principal and interest or interest only are passed through to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying car loans or other receivables

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tends to dampen the impact of any change in the prepayment level. Certificate holders may experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. Other asset-backed securities may be developed in the future.

Zero Coupon Bonds

The Tactical Allocation and Retirement Income Portfolio may invest in zero coupon securities. Zero coupon bonds are debt obligations which make no fixed interest payments but instead are issued at a significant discount from face value. Like other debt securities, the market price can reflect a premium or discount, in addition to the original issue discount, reflecting the market's judgment as to the issuer's creditworthiness, the interest rate or other similar factors. The original issue discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity (or the first interest payment date) at a rate of interest reflecting the market rate at the time of issuance. Because zero coupon bonds do not make periodic interest payments, their prices can be very volatile when market interest rates change.

The original issue discount on zero coupon bonds must be included in a Portfolio’s income ratably as it accrues. Accordingly, to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax, a Portfolio may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Portfolio’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. Such sales could occur at a time which would be disadvantageous to a Portfolio and when the Portfolio would not otherwise choose to dispose of the assets.

Pay-In-Kind Bonds

The Tactical Allocation and Retirement Income Portfolio may invest in pay-in-kind bonds. These bonds pay “interest” through the issuance of additional bonds, thereby adding debt to the issuer's balance sheet. The market prices of these securities are likely to respond to changes in interest rates to a greater degree than the prices of securities paying interest currently. Pay-in-kind bonds carry additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Portfolio will realize no cash until the cash payment date and the Portfolio may obtain no return at all on its investment if the issuer defaults.

The holder of a pay-in-kind bond must accrue income with respect to these securities prior to the receipt of cash payments thereon. To avoid liability for federal income and excise taxes, a Portfolio most likely will be required to distribute income accrued with respect to these securities, even though the Portfolio has not received that income in cash, and may be required to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Collateralized Bond Obligations

A collateralized bond obligation (“CBO”) is a type of asset-backed security. Specifically, a CBO is an investment grade bond which is backed by a diversified pool of high risk, high yield fixed-income securities. The pool of high yield securities is separated into “tiers” representing different degrees of credit quality. The top tier of CBOs is backed by the pooled securities with the highest degree of credit quality and pays the lowest interest rate. Lower-tier CBOs represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risk. The bottom tier typically receives the residual interest payments (i.e. money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tier of CBOs is especially sensitive to the rate of defaults in the collateral pool.

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Eurodollar and Yankee dollar Obligations

Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankee dollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities, as are United States banks, and such branches may not be subject to reserve requirements.

Foreign Securities

The Sector Rotation, Tactical Allocation and Retirement Income Portfolio may invest in equity securities of foreign issuers. The Tactical Allocation Portfolio may invest up to 50 percent of its net assets in such securities. The Sector Rotation Portfolio, Tactical Allocation Portfolio and Retirement Income Portfolio may invest in American Depositary Receipts (“ADRs”), which are described below.

Investments in foreign securities may offer unique potential benefits such as substantial growth in industries not yet developed in the particular country. Such investments also permit a Portfolio to invest in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign and domestic exchange rates, and the possible imposition of exchange controls or other foreign governmental laws or restrictions on foreign investments or repatriation of capital. In addition, with respect to certain countries, there is the possibility of nationalization or expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries. Since the Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in a Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. A Portfolio generally will incur costs in connection with conversion between various currencies.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those to which U.S. companies are subject. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets.

There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

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All of the foregoing risks may be intensified in emerging markets.

Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Portfolio or its investors in all cases.

ADRs are certificates issued by a U.S. bank or trust company representing the right to receive securities of a foreign issuer deposited in a foreign subsidiary or branch or a correspondent of that bank. Generally, ADRs are designed for use in U.S. securities markets and may offer U.S. investors more liquidity than the underlying securities. The Portfolio may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of such ADRs. European Depositary Receipts (“EDRs”) are certificates issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. EDRs are designed for use in European securities markets.

Restricted Securities, 144A Securities and Illiquid Securities

The Sector Rotation, Tactical Allocation, and Retirement Income Portfolios may invest in restricted securities such as private placements, and in 144A securities. Once acquired, restricted securities may be sold by a Portfolio only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (“1933 Act”). If sold in a privately negotiated transaction, a Portfolio may have difficulty finding a buyer and may be required to sell at a price that is less than anticipated. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities are generally considered illiquid.

Rule 144A securities, although not registered, may be resold to qualified institutional buyers and qualified purchasers in accordance with Rule 144A under the 1933 Act. The Adviser, acting pursuant to guidelines established by the Board, may determine that some Rule 144A securities are liquid.

A Portfolio may not invest in any illiquid restricted security if, after acquisition thereof, more than 15 percent of the Portfolio’s assets would be invested in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. If a Portfolio exceeds the 15% limitation, that Portfolio will take immediate steps to reduce its position in illiquid securities.

When-Issued and Delayed Delivery Securities

Each Portfolio may purchase securities on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are bought with payment and delivery taking place in the future. The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties. The Trust bears the risk that, on the settlement date, the market value of the securities may vary from the purchase price. At the time the Trust makes a commitment to purchase securities on a when- issued or delayed delivery basis, it will record the transaction and reflect the value each day of such securities in determining the net asset value of the Portfolio in question. There are no fees or other expenses associated with these types of transactions other than normal transaction costs. To the extent the Trust engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio instruments consistent with the investment

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objective and policies of the respective Portfolio and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting when-issued and delayed delivery transactions, cash or liquid securities of a Portfolio in an amount sufficient to make payment for the obligations to be purchased will be segregated at the trade date and maintained until the transaction has been settled. The Adviser will ensure that such assets are segregated at all times and are sufficient to satisfy these obligations. The Portfolio may dispose of these securities before the issuance thereof. However, absent extraordinary circumstances not presently foreseen, it is the Trust’s policy not to divest itself of its right to acquire these securities prior to the settlement date thereof.

Variable and Floating Rate Securities

Each Portfolio may invest in variable and floating rate securities. Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (i.e., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on seven days’ notice; in other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year.

Banking Industry and Savings Industry Obligations

Each Portfolio may invest in certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks and in certificates of deposit, time deposits, and other short-term obligations issued by savings and loan associations (“S&Ls”). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Portfolios may invest in U.S. dollar–denominated and non–U.S. dollar-denominated obligations of foreign branches of domestic commercial banks and foreign banks. The Tactical Allocation Portfolio may also invest in these types of instruments, but such instruments will not necessarily be U.S. dollar–denominated. See “Foreign Securities” above for information regarding risks associated with investments in foreign securities.

The Portfolios will not invest in obligations issued by a commercial bank or S&L unless:

1.	The bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody’s or Standard & Poor’s, or, if the institution has no outstanding securities rated by Moody’s or Standard & Poor’s, it has, in the determination of the Adviser, similar credit-worthiness to institutions having outstanding securities so rated;
2.	In the case of a U.S. bank or S&L, its deposits are federally insured; and
3.	In the case of a foreign bank, the security is, in the determination of the Adviser, of an investment quality comparable with other debt securities which may be purchased by the
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Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Commercial Paper

Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

Standard and Poor’s Depositary Receipt (SPDRs)

The Portfolios may purchase securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. Such a SPDR entitles a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses.

Repurchase Agreements and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase agreements and reverse repurchase agreements. Repurchase agreements permit an investor to maintain liquidity and earn income over periods of time as short as overnight. In these transactions, a Portfolio purchases U.S. Treasury obligations or U.S. Government securities (the “underlying securities”) from a broker or bank, which agrees to repurchase the underlying securities on a certain date or on demand and at a fixed price calculated to produce a previously agreed upon return to the Portfolio. If the broker or bank were to default on its repurchase obligation and the underlying securities were sold for a lesser amount, the Portfolio would realize a loss. A repurchase transaction will be subject to guidelines approved by the Board of Trustees of the Trust, which include monitoring the credit-worthiness of the parties with which the Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

A reverse repurchase agreement involves the temporary sale of a security by a Portfolio and its agreement to repurchase the instrument at a specified time and price. Such agreements are short-term in nature. A Portfolio will segregate cash or liquid securities to cover payment obligations whenever it enters into reverse repurchase agreements. Such transactions may be considered to be borrowings.

Mortgage Dollar Rolls

In a mortgage dollar roll, a Portfolio sells a fixed-income security for delivery in the current month and simultaneously contracts to repurchase a substantially similar security (same type, coupon and maturity) on a specified future date. During the roll period, the Portfolio would forego principal and interest paid on such securities. The Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by any interest earned on the proceeds of the initial sale.

In accordance with regulatory requirements, a Portfolio will segregate cash or liquid securities whenever it enters into mortgage dollar rolls. Such transactions may be considered to be borrowings for purposes of the Portfolios’ fundamental policies concerning borrowings.

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Warrants

The Sector Rotation, Tactical Allocation, and Retirement Income Portfolios may invest in warrants. Each of these Portfolios may invest up to 5 percent of its net assets in warrants (not including those that have been acquired in units or attached to other securities), measured at the time of acquisition, and each such Portfolio may acquire a warrant not listed on the New York or American Stock Exchanges if, after such acquisition, no more than 2 percent of the Portfolio’s net assets would be invested in such warrants.

The holder of a warrant has the right to purchase a given number of shares of a security of a particular issuer at a specified price until expiration of the warrant. Such investments provide greater potential for profit or loss than a direct purchase of the same amount of the securities. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are considered speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, a Portfolio would lose its entire investment in such warrant.

Step Down Preferred Securities

Step down preferred securities are issued by a real estate investment trust (“REIT”) making a mortgage loan to a single borrower. The dividend rate paid by these securities is initially relatively high, but declines yearly. The securities are subject to call if the REIT suffers an unfavorable tax event, and to tender by the issuer’s equity holder in the tenth year; both events could be on terms unfavorable to the holder of the preferred securities. The value of these securities will be affected by changes in the value of the underlying mortgage loan. The REIT is not diversified, and the value of the mortgaged property may not cover its obligations. Step down perpetual preferred securities are considered restricted securities under the 1933 Act.

Futures Contracts

The Sector Rotation, Tactical Allocation, and Retirement Income Portfolios may engage in futures contracts and may purchase and sell interest rate futures contracts. These Portfolios may purchase and sell stock index futures contracts, interest rate futures contracts, and futures contracts based upon other financial instruments and components. The Tactical Allocation Portfolio may also engage in gold and other precious metals futures contracts. Such investments may be made by these Portfolios solely for the purpose of hedging against the effect that changes in general market conditions, interest rates, and conditions affecting particular industries may have on the values of securities held in a Portfolio or in which a Portfolio intends to purchase, and not for purposes of speculation.

General Description of Futures Contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for the underlying financial instruments, such contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument on the same delivery date. Where a Portfolio has sold a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

At the time a Portfolio enters into a futures contract, an amount of cash, or liquid securities equal to the fair market value less initial margin of the futures contract, will be deposited in a segregated

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account with the Trust’s custodian to collateralize the position and thereby ensure that such futures contract is covered. A Portfolio may be required to deposit additional assets in the segregated account in order to continue covering the contract as market conditions change. In addition, each Portfolio will comply with certain regulations of the Commodity Futures Trading Commission (“CFTC”) to qualify for an exclusion from being a “commodity pool operator”.

Interest Rate Futures Contracts. An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

A Portfolio may purchase and sell interest rate futures as a hedge against changes in interest rates that adversely impact the value of debt instruments and other interest rate sensitive securities being held by a Portfolio. A Portfolio might employ a hedging strategy whereby it would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable the Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which the Portfolio intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

A Portfolio would sell an interest rate futures contract to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates rise, a decline in the value of the debt security held by the Portfolio would be substantially offset by the ability of the Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, this would ordinarily cause the Portfolio to give up income on its investment since long-term rates normally exceed short-term rates.

Options on Futures Contracts. Each Portfolio may purchase options on interest rate futures contracts, although these Portfolios will not write options on any such contracts. A futures option gives a Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. In most cases, however, a Portfolio would close out its position before expiration by an offsetting purchase or sale.

The Portfolios would enter into options on futures contracts only in connection with hedging strategies. Generally, these strategies would be employed under the same market conditions in which a Portfolio would use put and call options on debt securities, as described in “Options on Securities” below.

Regulation as a Commodity Pool Operator

The Trust, on behalf of each Portfolio, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to the Portfolio’s operation. Accordingly, each Portfolio is not subject to registration or regulation as a commodity pool operator.

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Stock Index Futures Contracts. A Portfolio may purchase and sell stock index futures contracts. A “stock index” assigns relative values to the common stocks included in an index (for example, the Standard & Poor’s 500 and Composite Stock Price Index or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

To the extent that changes in the value of a Portfolio correspond to changes in a given stock index, the sale of futures contracts on that index (“short hedge”) would substantially reduce the risk to the Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

1.	When a sale of portfolio securities at that time would appear to be disadvantageous in the long-term because such liquidation would:

a. Forego possible appreciation,

b. Create a situation in which the securities would be difficult to repurchase, or

c. Create substantial brokerage commission;

2.	When a liquidation of part of the investment portfolio has commenced or is contemplated, but there is determined to be a substantial risk of a major price decline before liquidation can be completed; or
3.	To close out stock index futures purchase transactions.

The purchase of a stock index futures contract (“long hedge”) affords a hedge against the possibility of not participating in a significant market or market sector advance at a time when a Portfolio is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

1.	If the Portfolio is attempting to purchase equity positions in issues which it may have or is having difficulty purchasing at prices considered to be fair value based upon the price of the stock at the time it qualified for inclusion in the investment portfolio, or
2.	To close out stock index futures sales transactions.

Gold Futures Contracts. The Tactical Allocation Portfolio may enter into futures contracts on gold. A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. When the Portfolio purchases a gold futures contract, it becomes obligated to take delivery and pay for the gold from the seller in accordance with the terms of the contract. When the Portfolio sells a gold futures contract, it becomes obligated to make delivery of the gold to the purchaser in accordance with the terms of the contract. The Portfolio will enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks. The Portfolio will not engage in

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these contracts for speculation or for achieving leverage. The hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

Risks Associated With Futures and Futures Options. There are several risks associated with the use of futures and futures options for hedging purposes. While hedging transactions may protect a Portfolio against adverse movements in the general level of interest rates and economic conditions, such transactions could also preclude the Portfolio from the opportunity to benefit from favorable movements in the underlying component. There can be no guarantee that the anticipated correlation between price movements in the hedging vehicle and in the portfolio securities being hedged will occur. An incorrect correlation could result in a loss on both the hedged securities and the hedging vehicle so that the Portfolio’s return might have been better if hedging had not been attempted. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and credit-worthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. In addition, certain of these instruments are relatively new and without a significant trading history. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and the Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

A Portfolio will only enter into futures contracts or futures options which are standardized and traded on a U.S. exchange or board of trade. A Portfolio will not enter into a futures contract or purchase a futures option if immediately thereafter the initial margin deposits for futures contracts held by the Portfolio plus premiums paid by it for open futures options positions, excluding transactions entered into for bona fide hedging purposes and less the amount by which any such positions are “in-the-money” (i.e., the amount by which the value of the contract exceeds the exercise price), would exceed 5 percent of the Portfolio’s net assets.

Options on Securities and Securities Indices

The Sector Rotation, Tactical Allocation, and Retirement Income Portfolios may purchase put and call options on securities and stock indices. The Portfolios may also write listed “covered” calls and “secured” put options. The Portfolios may write covered and secured options with respect to not more than 25 percent of its net assets. A Portfolio may purchase call and put options with a value of up to 5 percent of its net assets. Each of the Portfolios may enter into closing transactions in order to terminate its obligations either as a writer or a purchaser of an option prior to the expiration of the option.

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Purchasing Options on Securities. An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller (“writer”) of the option at a designated price during the term of the option. A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Portfolio would enable a Portfolio to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Portfolio would continue to receive interest income on such security.

A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities which the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the option which is sold.

Writing Covered Call and Secured Put Options. In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, the Portfolios may each write “covered” call and “secured” put options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice from Options Clearing Corporation (“OCC”) if exchanged traded requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In order to earn additional income or to protect partially against increases in the value or securities to be purchased, the Portfolios may write “secured” put options. During the option period, the writer of a put option may be assigned an exercise notice requiring the writer to purchase the underlying security at the exercise price.

A Portfolio may write a call or put option only if the call option is “covered” or the put option is “secured” by the Portfolio. Under a covered call option, the Portfolio is obligated, as the writer of the option, to own the underlying securities subject to the option or hold a call at an equal or lower exercise price, for the same exercise period, and on the same securities as the written call. Under a secured put option, a Portfolio must maintain, in a segregated account with the Trust’s custodian, cash or liquid securities with a value sufficient to meet its obligation as writer of the option. A put may also be secured if the Portfolio holds a put on the same underlying security at an equal or greater exercise price. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.

Options on Securities Indices. A Portfolio may purchase call and put options on securities indices. Call and put options on securities indices also may be purchased or sold by a Portfolio for the same purposes as the purchase or sale of options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolios may write put and call options on securities indices. When such options are written, the Portfolio is required to maintain a segregated account consisting of cash or liquid securities to cover payment obligations, or the Portfolio must purchase a like option of greater

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value that will expire no earlier than the option written. The purchase of such options may not enable a Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of a Portfolio’s securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market, which cannot be done accurately in all cases.

Risks of Options Transactions. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, and, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. If a Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security or securities in a segregated account while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to options or their underlying securities, inadequacy of the facilities of national securities exchanges or The Options Clearing Corporation due to a high trading volume or other events, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on certain types of orders.

There also can be no assurance that a Portfolio would be able to liquidate an over-the-counter (“OTC”) option at any time prior to expiration. In contrast to exchange-traded options where the clearing organization affiliated with the particular exchange on which the option is listed in effect guarantees the completion of every exchange-traded option, OTC options are contracts between a Portfolio and a counter-party, with no clearing organization guarantee. Thus, when a Portfolio purchases an OTC option, it generally will be able to close out the option prior to its expiration only by entering into a closing transaction with the dealer from whom the Portfolio originally purchased the option.

Since option premiums paid or received by a Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in a Portfolio’s net asset value being more sensitive to changes in the value of the underlying securities.

Foreign Currency Transactions

A Portfolio may enter into foreign currency futures contracts and forward currency contracts. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency, at a future date at a price set at the time of the contract. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date at a price agreed upon by the parties. A Portfolio may either accept or make delivery of the currency at the maturity of the

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contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Portfolio may engage in foreign currency futures contracts and forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. A Portfolio will not commit more than 15 percent of its total assets computed at market value at the time of commitment to a foreign currency futures or forward currency contracts. A Portfolio will purchase and sell such contracts for hedging purposes and not as an investment. A Portfolio will not enter into a foreign currency contract with a term of greater than one year.

Forward currency contracts are not traded on regulated commodities exchanges. A Portfolio entering into a forward currency contract incurs the risk of default by the counter party to the transaction.

There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a foreign currency futures or forward currency position, in which case a Portfolio might not be able to effect a closing purchase transaction at any particular time. While these contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Although the Portfolios values assets daily in U.S. dollars, it does not intend to physically convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio will do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Options on Foreign Currencies

Each Portfolio may invest up to 5 percent of its total assets, taken at market value at the time of investment, in call and put options on domestic and foreign securities and foreign currencies. A Portfolio may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Portfolio may be denominated. A call option on a foreign currency gives the purchaser the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. A Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

A Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency, during the period the Portfolio holds the foreign security, or between the day the foreign security is purchased or sold and the date on which payment therefore is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should increase relative to the U.S. dollar. A Portfolio will purchase options on foreign currencies only for hedging purposes and will not speculate in options on foreign currencies. A Portfolio may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

An option position on a foreign currency may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Portfolios will purchase only exchange-traded foreign currency options, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. In the event no liquid secondary market exists, it

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might not be possible to effect closing transactions in particular options. If a Portfolio cannot close out an exchange-traded option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of the underlying assets.

Segregation and Cover for Options, Futures and Other Financial Instruments

The use of the financial instruments discussed above, i.e., interest rate transactions (including swaps, caps, floors and collars), futures contracts, options on future contacts, options on securities and securities indices, and forward contracts (collectively, “Financial Instruments”), may be subject to applicable regulations of the SEC, the several exchanges upon which they are traded, and/or the CFTC.

A Portfolio is required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). No Portfolio will enter into such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in a segregated account with its custodian in the prescribed amount as determined daily.

Securities Lending

The Portfolios may lend securities to purchase or hold money market instruments permitted by each Portfolios’ investment objectives and policies. The Portfolios will not make such loans if, as a result, the aggregate amount of all outstanding securities loans would exceed 33 1/3 percent of the Portfolio’s total assets. A Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. However, the Portfolios seek to minimize this risk by making loans only to borrowers which are deemed by the Adviser to be of good financial standing and that have been approved by the Board.

Borrowing

For temporary purposes, such as to facilitate redemptions, a Portfolio may borrow money from a bank, but only if immediately after each such borrowing and continuing thereafter the Portfolio would have asset coverage of 300 percent. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio’s net asset value; money borrowed will be subject to interest and other costs which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Portfolio’s shares. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

The use of derivatives in connection with leverage may create the potential for significant losses. As a manner of fundamental policy, the Portfolios may (1) borrow money from banks, and (2) enter into reverse repurchase agreements, provided that (1) and (2) in combination do not exceed 33 1/3 of the value of the Portfolio’s total assets (including the amount borrowed) less liabilities (other than borrowings).

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Additionally, the Portfolio’s may borrow from any person up to 5 percent of its total assets (not including the amount borrowed) for temporary purposes (but not for leverage or the purchase of investments).

Investment in Securities of Other Investment Companies

Each Portfolio may purchase securities of other investment companies. Such securities have the potential to appreciate as do any other securities, but tend to present less risk because their value is based on a diversified portfolio of investments. The 1940 Act expressly permits mutual funds such as the Trust to invest in other investment companies within prescribed limitations. An investment company may invest in other investment companies if at the time of such investment (1) it does not purchase more than 3 percent of the voting securities of any one investment company, (2) it does not invest more than 5 percent of its assets in any single investment company, and (3) the investment in all investment companies does not exceed 10 percent of assets. Each Portfolio will comply with all of these limitations with respect to the purchase of securities issued by other investment companies, unless an exemption from the requirements is available.

Investment companies in which the Portfolios may invest charge advisory and administrative fees and may also assess a sales load and/or distribution fees. Therefore, investors in a Portfolio that invested in other investment companies would indirectly bear costs associated with those investments as well as the costs associated with investing in the Portfolio. The percentage limitations described above significantly limit the costs a Portfolio may incur in connection with such investments.

Closed-End Investment Companies. The Portfolios may invest their assets in "closed-end" investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Portfolios), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Portfolios generally will purchase shares of closed-end funds only in the secondary market. The Portfolios will incur normal brokerage costs on such purchases similar to the expenses the Portfolios would incur for the purchase of securities of any other type of issuer in the secondary market. The Portfolios may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Sub-Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Portfolio purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

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The Portfolios may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Portfolios will ever decrease. In fact, it is possible that this market discount may increase and the Portfolios may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Portfolio’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Portfolios at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Portfolios.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. A Portfolio’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Exchange Traded Funds. ETFs are typically passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends.  Additionally, some ETFs are unit investment trusts (UITs), which are unmanaged portfolios overseen by trustees and some ETFs may be grantor trusts.  An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index.   The Portfolio may use ETFs as part of an overall investment strategy and as part of a hedging strategy.  To offset the risk of declining security prices, the Portfolio may invest in inverse ETFs.  Inverse ETFs are funds designed to rise in price when stock prices are falling.  Additionally, inverse ETFs may employ leverage which magnifies the changes in the underlying stock index upon which they are based.  Inverse ETF index funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis.  For example, if an inverse ETF’s current benchmark is 200% of the inverse of the Russell 2000 Index and the ETF meets its objective, the value of the ETF will tend to increase on a daily basis when the value of the underlying index decreases (e.g., if the Russell 2000 Index goes down 5% then the inverse ETF’s value should go up 10%).  ETFs generally have two markets.  The primary market is where institutions swap “creation units” in block-multiples of a large number of shares (e.g. 50,000 shares) for in-kind securities and cash in the form of dividends.  Each Portfolio does not anticipate trading in creation units.  The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange.  This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated.  ETFs share many similar risks with open-end and closed-end funds.

There is a risk that an ETFs in which a Portfolio invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which a Portfolio intends to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated.  In addition, an ETF may terminate if its entire net asset value falls below a certain amount.  Although the Portfolios believe that, in the event of the termination of an underlying ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.  To the extent a Portfolio invests in a sector product, the Portfolio is subject to the risks associated with that sector.

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The Portfolios could also purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly.

ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Portfolios. ETFs also are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolios. As a result, your cost of investing in the Portfolios will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest exclusively in stocks and bonds. You will indirectly bear fees and expenses charged by the ETFs in addition to a Portfolio’s direct fees and expenses. Because the value of ETF shares depends on the demand in the market, the Sub-Adviser may not be able to liquidate holdings at the most optimal time, adversely affecting a Portfolio’s performance.

Variable Rate Demand Notes

Variable-rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Portfolios treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

SECURITIES TRANSACTIONS

Primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions for the Portfolios. When securities transactions are effected on a stock exchange, the Portfolios will pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Sub-Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution and does not take the sale of Portfolio shares into account. The Sub-Adviser considers the full range of brokerage services applicable to a particular transaction that may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser will also use electronic crossing networks when appropriate.

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The Sub-Adviser does not currently use the Portfolios’ assets for, or participate in, third party soft dollar arrangements, although the Sub-Adviser may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. The Sub-Adviser may aggregate trades with clients of State Street Global Advisors (“SSGA”), whose commission dollars may be used to generate soft dollar credits for SSGA. Although the Sub-Adviser’s clients’ commissions are not used for third party soft dollars, the Sub-Adviser’s and SSGA’s clients may benefit from the soft dollar products/services received by SSGA.

The Sub-Adviser assumes general supervision over placing orders on behalf of the Portfolios for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Portfolio and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Portfolio. The primary consideration is prompt execution of orders at the most favorable net price.

For the fiscal year ended December 31, 2014, the Sector Rotation, Tactical Allocation, the Retirement Income Portfolios paid brokerage commissions of approximately $214,099 and $20,187 respectively. For the fiscal year ended December 31, 2013, the Sector Rotation and Tactical Allocation Portfolios paid brokerage commissions of approximately $164,579 and $18,566 respectively. For the fiscal year ended December 31, 2012, the Sector Rotation and Tactical Allocation Portfolios paid brokerage commissions of approximately $179,505 and $16,520 respectively.

CONTROL PERSONS AND PRINCIPAL OWNERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Portfolio. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Portfolio.

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As of April 6, 2015, the following separate accounts owned 5% or more of the outstanding shares of each Portfolio.

JNF SSGA Sector Rotation Portfolio

Name & Address	Shares	Percentage of Portfolios
Jefferson National 10350 Ormsby Park Place Suite 600 Louisville, KY 40223	2,640,860.2830	100.00%

JNF SSGA Tactical Allocation Portfolio

Name & Address	Shares	Percentage of Portfolios
Jefferson National 10350 Ormsby Park Place Suite 600 Louisville, KY 40223	962,098.8280	100.00%

JNF SSGA Retirement Income Portfolio

Name & Address	Shares	Percentage of Portfolios
Jefferson National 10350 Ormsby Park Place Suite 600 Louisville, KY 40223	590,572.8800	74.99%
Jefferson National 10350 Ormsby Park Place Louisville, KY 40223	197,000.0000	25.01%

As of April 6, 2015, the Trustees, as a group, owned less than 1.00% of each Portfolio’s outstanding shares and less than 1.00% of the Fund Complex’s outstanding shares.

MANAGEMENT

The Adviser

JNF Advisors, Inc., a Delaware company serves as the Portfolios’ investment adviser pursuant to an investment advisory agreement with the Trust, on behalf of the Portfolios (the “Advisory Agreement”). Under the Advisory Agreement, provides a continuous investment program for all or a designated portion of the assets of each Portfolio, including investment research and discretionary management with respect to all securities and investments and cash equivalents in each Portfolio.

The Adviser is a registered investment adviser located at 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Adviser is a wholly-owned subsidiary of Jefferson National Financial Corp. and an affiliate of Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York, each of which sells variable products that offer the Portfolios. As compensation for its services, the Adviser is entitled to receive an annual fee, paid monthly, of 0.65% of the average daily net assets of the Sector Rotation and Tactical Allocation Portfolios, and 0.50% of the average daily net assets of the Retirement Income Portfolio. The Adviser pays the Sub-Adviser a portion of this fee, as detailed below. The Advisory Agreement for the Sector Rotation and Tactical Allocation Portfolios was last renewed by the Board at a meeting held on December 9 and 10, 2014. The Advisory Agreement for the Retirement Income Portfolio was approved by the Board at a meeting held on February 25-26, 2014.

The Adviser has contractually agreed, through April 30, 2016, to waive its investment advisory fees and/or reimburse the Portfolios to the extent that the ratio of expenses (excluding any front-end or

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contingent deferred loads; brokerage fees and commissions, indirect expenses associated with the Fund’s investments (such as acquired fund fees and expenses, or expenses of any other underlying investments in collective investment vehicles or derivative instruments), borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the Adviser)) to net assets on an annual basis exceeds 1.25% for each of the Portfolios. After such time, the Adviser may voluntarily waive all or a portion of its management fee and/or reimburse all or a portion of Portfolio operating expenses. Any waivers or reimbursements will have the effect of lowering the overall expense ratio for the Portfolio’s and increasing its overall return to investors at the time any such amounts were waived/and or reimbursed. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

For the Fiscal year ended December 31, 2014, the Adviser was paid as follows:

PORTFOLIO	Payment Due	Fees Waived	Net Fees Paid to Adviser
Sector Rotation Portfolio	$635,430	$0	$635,430
Tactical Allocation Portfolio	$135,246	$17,017	$118,229
Retirement Income Portfolio	$23,046	$49,635	$0

For the Fiscal year ended December 31, 2013, the Adviser was paid as follows:

PORTFOLIO	Payment Due	Fees Waived	Net Fees Paid to Adviser
Sector Rotation Portfolio	$581,938	$0	$581,938
Tactical Allocation Portfolio	$128,692	$19,459	$109,233

For the Fiscal year ended December 31, 2012, the Adviser was paid as follows:

PORTFOLIO	Payment Due	Fees Waived	Net Fees Paid to Adviser
Sector Rotation Portfolio	$529,743	$0	$529,743
Tactical Allocation Portfolio	$133,495	$31,218	$102,277

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The Sub-Adviser

On October 29, 2007, the SEC issued a “Managers of Managers" exemptive order (the "Order") under Section 6(c) of the 1940 Act granting exemptive relief to the Trust and the Adviser from Section 15(a) of the Act and Rule 18f-2 under the Act. Such exemptive relief allows the Adviser, with prior Board approval, to enter into and/or materially amend sub-advisory agreements without obtaining shareholder approval. Pursuant to the terms of the Manager of Managers Order, the Adviser may, subject to the approval of the Trustees, but without shareholder approval, employ new sub-advisers for new or existing Portfolios, change the terms of particular sub-advisory agreements or continue the employment of existing sub-advisers after events occur that would otherwise cause a termination of the agreement under the 1940 Act and sub-advisory agreements. However, the Adviser may not enter into a sub-advisory agreement with an "affiliated person" of the Adviser (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Sub-Adviser"), unless the sub-advisory agreement with the Affiliated Sub-Adviser, including compensation thereunder, is approved by the affected Portfolio's shareholders, including, in instances in which the sub-advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder. Although shareholder approval would not be required for the termination of sub-advisory agreements, shareholders of a Portfolio would continue to have the right to terminate such agreements for a Portfolio at any time by a vote of a majority outstanding voting securities of a Portfolio.

The Adviser may retain one or more sub-advisers, to provide investment advisory and portfolio management services with respect to the Portfolios, at the Adviser’s own cost and expense. When a sub-adviser is retained, the Adviser will provide to the Trust investment management evaluation services by performing initial reviews of prospective sub-advisers and ongoing supervision and monitoring of performance for each sub-adviser. The Adviser will report to the Board of Trustees the results of its evaluation, supervision and monitoring functions.

On September 30, 2014, the Board approved a Sub-Advisory Agreement with SSGA Funds Management, Inc., located at State Street Financial Center, One Lincoln Street, Boston, MA 02111, to sub-advise the Portfolios. The Adviser, not the Portfolios, pays the sub-advisory fees to the Sub-Adviser.

PORTFOLIO MANAGERS

The following provides further information for those individuals that are primarily responsible for the day-to-day management of the each Portfolio. Experience and business background for each portfolio manager may be found in the Prospectus under the section “Portfolio Managers.”

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JNF SSGA Tactical Allocation Portfolio and JNF SSGA Sector Rotation Portfolio

The Fund’s portfolio managers are Eduardo Borges, CFA, FRM, CAIA, Marin Lolic, and Katrina Harkins. As of December 31, 2014, the portfolio managers were responsible for the management of the following types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type*	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee*
Eduardo Borges, CFA, FRM, CAIA
Registered Investment Companies	30	$5,638.38	0	$0.00
Other Pooled Investment Vehicles	147	$28,604.53	0	$0.00
Other Accounts	190	$45,223.66	13	$1,525.76

*in millions

Account Type	Number of Accounts by Account Type	Total Assets By Account Type*	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee*
Marin Lolic
Registered Investment Companies	30	$5,638.38	0	$0.00
Other Pooled Investment Vehicles	147	$28,604.53	0	$0.00
Other Accounts	190	$45,223.66	13	$1,525.76

*in millions

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Account Type	Number of Accounts by Account Type	Total Assets By Account Type*	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee*
Katrina Harkins
Registered Investment Companies	30	$5,638.38	0	$0.00
Other Pooled Investment Vehicles	147	$28,604.53	0	$0.00
Other Accounts	190	$45,223.66	13	$1,525.76

*in millions

JNF SSGA Retirement Income Portfolio

The Fund’s portfolio managers are Timothy Furbush, Jeremiah Holly and Michael Martel. As of December 31, 2014, the portfolio managers were responsible for the management of the following types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type*	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee*
Timothy Furbush
Registered Investment Companies	31	$5,746.56	0	$0.00
Other Pooled Investment Vehicles	147	$28,604.53	0	$0.00
Other Accounts	190	$45,223.66	13	$1,525.76

*in millions

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Account Type	Number of Accounts by Account Type	Total Assets By Account Type*	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee*
Jeremiah Holly
Registered Investment Companies	31	$5,746.56	0	$0.00
Other Pooled Investment Vehicles	147	$28,604.53	0	$0.00
Other Accounts	190	$45,223.66	13	$1,525.76

*in millions

*in millions

Account Type	Number of Accounts by Account Type	Total Assets By Account Type*	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee*
Michael Martel
Registered Investment Companies	31	$5,746.56	0	$0.00
Other Pooled Investment Vehicles	147	$28,604.53	0	$0.00
Other Accounts	190	$45,223.66	13	$1,525.76

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A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Portfolios. Those conflicts could include preferential treatment of one account over others in terms of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities.

Portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio managers’ accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Portfolios. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

A potential conflict may arise when the portfolio managers are responsible for accounts that have different advisory fees - the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participate in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another.

SSGA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSGA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

Compensation

The compensation of SSGA FM's investment professionals is based on a number of factors, including external benchmarking data and market trends, State Street Corporation performance, SSGA performance, and individual performance. Each year State Street Corporation's Global Human Resources department participates in compensation surveys in order to provide SSGA with critical, market-based compensation information that helps support individual pay decisions. Additionally, subject to State Street Corporation and SSGA business results, State Street Corporation allocates an incentive pool to SSGA to reward its employees. Because the size of the incentive pool is based on the firm's overall profitability and performance against risk-related goals, each staff member is motivated to contribute both as an individual and as a team member.

The incentive pool is allocated to the various functions within SSGA. The discretionary determination of the allocation amounts to business units is influenced by market-based compensation data, as well as the overall performance of the group. Individual compensation decisions are made by the

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employee's manager, in conjunction with the senior management of the employee's business unit. These decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit.

Ownership

As of December 31, 2014, none of the Portfolio Managers beneficially owned any shares of the Portfolios that they manage.

Code of Ethics

The Trust and Adviser have each adopted a Code of Ethics of (hereinafter “Code”) pursuant to Rule 17j-1 promulgated by the SEC pursuant to Section 17(j) of the 1940 Act and under the Insider Trading and Securities Fraud Enforcement Act of 1988 (the “Insider Trading Act Under the Trust’s Code, the Trustees are permitted to invest in securities that may also be purchased by the Portfolio.

In addition, the Code, which applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by the Portfolio; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

The Sub-Adviser has also adopted a code of ethics under Rule 17j-1 under the 1940 Act.  This code of ethics permit persons, subject to conditions set forth therein, to invest in securities, including certain securities that may be purchased or held by a Portfolio.  This code of ethics has been filed with and is available from the SEC.

OTHER SERVICE PROVIDERS

Fund Administration, Fund Accounting and Transfer Agent Services

Gemini Fund Services, LLC ("GFS"), which has its principal office at 80 Arkay Drive, Suite 110, Hauppauge, New York 11788, serves as administrator, fund accountant and transfer agent for the Portfolios pursuant to a Fund Services Agreement (the "Agreement") with the Portfolios and subject to the supervision of the Board. GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. GFS is an affiliate of the Distributor. GFS may also provide persons to serve as officers of the Portfolios. Such officers may be directors, officers or employees of GFS or its affiliates.

The Agreement became effective on February 23, 2011 and remained in effect for two years from the applicable effective date for each Portfolio, and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board. The Agreement is terminable by the Board or GFS on 90 days' written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of GFS. The Agreement provides that GFS shall be without liability for any action reasonably taken or omitted pursuant to the Agreement. The Agreement was last approved and renewed by the Board at a meeting held on June 19, 2013.

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Under the Agreement, GFS performs administrative services, including: (1) monitoring the performance of administrative and professional services rendered to the Trust by others service providers; (2) monitoring each Portfolio's holdings and operations for post-trade compliance with the Portfolio's registration statement and applicable laws and rules; (3) preparing and coordinating the printing of semi-annual and annual financial statements; (4) preparing selected management reports for performance and compliance analyses; (5) preparing and disseminating materials for and attend and participate in meetings of the Board; (6) determining income and capital gains available for distribution and calculating distributions required to meet regulatory, income, and excise tax requirements; (7) reviewing the Trust's federal, state, and local tax returns as prepared and signed by the Trust's independent public accountants; (8) preparing and maintaining the Trust's operating expense budget to determine proper expense accruals to be charged to each Portfolio to calculate its daily net asset value; (9) assist in and monitoring the preparation, filing, printing and where applicable, dissemination to shareholders of amendments to the Trust's Registration Statement on Form N-1A, periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-SAR, N-CSR, N-Q and N-PX; (10) coordinating the Trust's audits and examinations by assisting each Portfolio's independent public accountants; (11) determining, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitate such registration or qualification; (12) monitoring sales of shares and ensure that the shares are properly and duly registered with the SEC; (13) monitoring the calculation of performance data for the Portfolios; (14) preparing, or causing to be prepared, expense and financial reports; (15) preparing authorization for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) providing information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assisting each Portfolio in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of GFS); and (18) performing other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

GFS also provides the Portfolios with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of each Portfolio's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for each Portfolio; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Portfolios' custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Portfolios.

GFS also, acts as transfer, dividend disbursing, and shareholder servicing agent for the Portfolios pursuant to written agreement with Portfolios. Under the agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

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For the Administrative, Fund Accounting, and Transfer Agency services rendered to the Funds by GFS, the Fund pays GFS the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets. The Fund also pays GFS for any out-of-pocket expenses. The following table sets forth the amount of administration, fund accounting and transfer agency fees paid by each Portfolio to GFS during the periods shown:

	2014	2013	2012
Sector Rotation Portfolio	$163,737	$169,994	$142,528
Tactical Allocation Portfolio	$55,740	$43,903	$54,596
Retirement Income	$9,871	-	-

Custodian. Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, OH 45263, serves as Custodian of the assets of each Portfolio.

Compliance Officer. Northern Lights Compliance Services, LLC (“NLCS”), 17605 Wright Street, Suite 2, Omaha, NE 68130, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. NLCS’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act.  For the compliance services rendered to the Portfolio, the Portfolio pays NLCS a one-time fee of $2,500, plus an annual fee, based on Portfolio assets, ranging from $13,500 (net assets of $50 million or less) to $31,500 (net assets over $1 billion).  The Portfolio also pays NLCS for any out-of-pocket expenses. The following table sets forth the amount of compliance services fees paid by each Portfolio to NLCS during the periods shown:

	2014	2013	2012
Sector Rotation Portfolio	$23,807	$15,070	$12,866
Tactical Allocation Portfolio	$4,020	$3,690	$4,220
Retirement Income Portfolio	$1,791	-	-

Independent Registered Public Accounting Firm. Cohen Fund Audit Services, Ltd., serves as the Portfolios’ independent registered public accounting firm.

PLAN OF DISTRIBUTION

The Trust has adopted a Distribution Plan (the “Plan”) with respect to the Sector Rotation, Tactical Allocation, and Retirement Income Portfolios, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges.

Pursuant to the Plan, each Portfolio may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisers, and others for activities primarily intended to result in the sale of Portfolio shares and for maintenance and personal service provided to existing

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shareholders of that class. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. The Plan authorizes payments of up to 0.25 percent annually of the average daily net assets of each of the Sector Rotation, Tactical Allocation, and Retirement Income Portfolios.

In accordance with the terms of the Plan, the Adviser provides to each Portfolio, for review by the Trustees, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made. In the Trustees’ quarterly review of the Plan, they will review the level of compensation the Plan provides in considering the continued appropriateness of the Plan.

The Plan was adopted by a majority vote of the Trustees of the Trust, including at least a majority of Trustees who are not, and were not at the time they voted, interested persons of the Trust and do not and did not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on the Plan. The Trustees believe that there is a reasonable likelihood that the Plan will benefit each Portfolio and its current and future shareholders. Among the anticipated benefits are higher levels of sales and lower levels of redemptions of shares of each Portfolio, economies of scale, reduced expense ratios and greater portfolio diversification.

For the fiscal year ended December 31, 2014, the Sector Rotation, Tactical Allocation, and Retirement Income Portfolios paid $244,396, $52,018, and $11,523 in distribution/12b-1 fees related to the Plan, respectively. For the fiscal year ended December 31, 2014, each Portfolio paid the following allocated distribution fees:

	Sector Rotation Portfolio - Total Dollars Allocated	Tactical Allocation Portfolio - Total Dollars Allocated	Retirement Income Portfolio - Total Dollars Allocated
Advertising/Marketing	None	None	None
Printing/Postage	None	None	None
Payment to distributor	None	None	None
Payment to dealers	$244,396	$52,018	$11,523
Compensation to sales personnel	None	None	None
Other	None	None	None
Total	$244,396	$52,018	$11,523

ADMINISTRATIVE SERVICES LETTER AGREEMENT

The Trust has entered into an Administrative Services Letter Agreement (the “Services Agreement”) with Jefferson National Life Insurance Company (the “Company”), pursuant to which the Company can be compensated for providing certain administrative services to the Trust and each Portfolio, including but not limited to: periodic reporting to the Trust regarding owners of Contracts that hold interests in each Account as defined in the Insurance Company Participation Agreement between the Company and the Trust (the “Participation Agreement”); distribution of materials to Contract owners indirectly invested in the Portfolios, including annual and semi-annual shareholder reports, prospectuses quarterly account statements and other shareholder communications, proxy statements and other proxy

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materials; solicitation of Contract owner voting instructions and tabulation of the same; provision of telephone inquiry support and other personal services (as defined in FINRA Rule 2830(d)) to Contract owners invested in the Funds; transmission of purchase and redemption requests to the Trust’s transfer agent; preparation and providing of reports to third-party reporting services; relieve the Trust of other incidental administrative services generally provided by mutual funds to their shareholders by providing the same to Contract owners; and such other administrative support to the Trust as mutually agreed upon from time to time between the Trust and the Company.

Payments under the Services Agreement may serve to compensate the Company, in whole or in part, for certain obligations under the Participation Agreement. The Trust may enter into similar services agreements with other insurance companies with which it enters into an insurance company participation agreement.

The Services Agreement was adopted by a majority vote of the Trustees of the Trust, including at least a majority of Trustees who are not, and were not at the time they voted, interested persons of the Trust and do not and did not have any direct or indirect financial interest in the operation of the Services Agreement, cast in person at a meeting called for the purpose of voting on the same. The Trustees believe that there is a reasonable likelihood that the Services Agreement will benefit each Portfolio and its current and future shareholders. The Services Agreement shall remain in full force and effect for a period of one year and shall be automatically renewed thereafter for successive one-year periods. Letter agreements shall terminate automatically upon termination of the corresponding participation agreement.

Other Revenue Sharing

The Adviser may pay additional compensation, out of the Adviser’s own assets, to Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York (as applicable “Jefferson National”) and other intermediaries or their affiliates, based on sales of assets attributable to a firm, or such other criteria agreed to by the Adviser. Such payments will not increase any Portfolios’ Net Expenses as defined in the section “Fees and Expenses” in the Portfolios’ Prospectus. The firms to which these payments may be made are determined by the Adviser. These payments may provide an incentive, in additional to any distribution fees paid pursuant to Rule 12b-1, to these firms to actively promote the Portfolios or cooperate with other promotional efforts.

TRUSTEES AND OFFICERS OF THE TRUST

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the SEC and are available upon request. The Board consists of seven (7) individuals, six (6) of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

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Board Leadership Structure

The Trust is led by Anthony Hertl, an Independent Trustee, who has served as the Chairman of the Board since July 2013. The Board of Trustees is comprised of Mr. Hertl, five (5) additional Independent Trustees, and one (1) Interested Trustee. Andrew Rogers, the Interested Trustee, is the Chief Executive Officer of Gemini Fund Services, LLC, and President of the Trust. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Generally, the Trust believes it best to have a non-executive Chairman of the Board, who together with the President (principal executive officer), are seen by our shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman, the independent chair of the Audit Committee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its Funds and each shareholder.

Board Risk Oversight

The Board of Trustees has a standing independent Audit Committee with a separate chair, Mark H. Taylor. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Anthony J. Hertl has over 20 years of business experience in financial services industry and related fields including serving as chair of the finance committee for the Borough of Interlaken, New Jersey and Vice President-Finance and Administration of Marymount College, holds a Certified Public Accountant designation, served or has served as a member of other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other fund boards. Gary W. Lanzen has over 20 years of business experience in the financial services industry, holds a Master’s degree in Education Administration, is a Certified Financial Planner ("CFP"), serves as a member of two other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other mutual fund boards. Mark H. Taylor, has over two decades of academic and professional experience in the accounting and auditing areas, has Doctor of Philosophy, Master’s and Bachelor’s degrees in Accounting, is a Certified Public Accountant and is Professor of Accountancy at the Weatherhead School of Management at Case Western Reserve University. He serves as a member of two other mutual fund boards outside of the Fund Complex, has served a fellowship in the Office of the Chief Accountant at the headquarters of the United States Securities Exchange Commission, served a three-year term on the AICPA Auditing Standards Board (2008-2011), and like the other Board members, possesses a strong understanding of the regulatory

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framework under which investment companies must operate based on his years of service to this Board and other mutual fund boards. John V. Palancia has over 30 years of business experience in financial services industry including serving as the Director of Futures Operations for Merrill Lynch, Pierce, Fenner & Smith, Inc. Mr. Palancia holds a Bachelor of Science degree in Economics. He also possesses a strong understanding of risk management, balance sheet analysis and the regulatory framework under which regulated financial entities must operate based on service to Merrill Lynch. Additionally, he is well versed in the regulatory framework under which investment companies must operate and serves as a member of three other fund boards. Andrew Rogers has more than 20 years of experience in the financial services industry and has served as the President of the Trust since 2006. Mr. Rogers is also currently the Chief Executive Officer of Gemini Fund Services, LLC. Prior to joining Gemini Fund Services, LLC, he served in executive roles at J.P. Morgan Chase and Co. and Alliance Capital Management Holdings L.P. as Financial Reporting Manager. Mr. Rogers holds a Bachelor of Science in Accounting. Mark D. Gersten has more than 30 years of experience in the financial services industry, having served in executive roles at AllianceBernstein LP and holding key industry positions at Prudential-Bache Securities and PriceWaterhouseCoopers. He also serves as a member of two other mutual fund boards outside of the Fund Complex. Mr. Gersten is a certified public accountant and holds an MBA in accounting. Like other trustees, his experience has given him a strong understanding of the regulatory framework under which investment companies operate. Mark S. Garbin has more than 30 years of experience in corporate balance sheet and income statement risk management for large asset managers, serving as Managing Principal of Coherent Capital Management LLC since 2007. Mr. Garbin has extensive derivatives experience and has provided consulting services to alternative asset managers. He is both a Chartered Financial Analyst and Professional Risk Manager charterholder and holds advanced degrees in international business. The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	100

Two Roads Shared Trust

(since 2012) (Chairman of the Valuation Committee); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee); Independent Director OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); and Northern Lights Fund Trust (since 2013); Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014) (Chairman of the Valuation Committees)

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Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	100

Schroder Global Series Trust and Two Roads Shared Trust (since 2012); and Northern Lights Fund Trust (since 2013); Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014) (Chairman of the Boards and Chairman of the Audit Committees)

Anthony J. Hertl^ Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	100

AdvisorOne Funds (2004-2013); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust. (2007 – May, 2010); The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (2010-2013) and Northern Lights Fund Trust (since 2005)

Gary W. Lanzen^ Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, Partner and President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010).	100	AdvisorOne Funds (16 portfolios) (since 2003); Alternative Strategies Fund (since 2010); and Northern Lights Fund Trust (since 2005)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	131	Northern Lights Fund Trust (since 2011); NLFT III (since February 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor^ Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011); Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006).	131	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Fund Trust (since 2007)

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Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer, Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager, GemCom LLC (2004 - 2011).	100	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
Emile R. Molineaux Born in 1962	Chief Compliance Officer Since 2011	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2004 - June 2012); Secretary and CCO, Northern Lights Compliance Services, LLC; (2003-2011); In-house Counsel, The Dreyfus Funds (1999 – 2003).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

^ These Trustees were named in the SEC order instituting settled administrative proceedings against Northern Lights Compliance Services, LLC, Gemini Fund Services, LLC and certain Trustees.

Legal Proceedings

On May 2, 2013, the SEC filed an order instituting settled administrative proceedings (the “Order”) against Northern Lights Compliance Services, LLC (“NLCS”), Gemini Fund Services, LLC (“GFS”), certain current Trustees of the Trust, and two former Trustees. To settle the SEC’s charges, GFS and NLCS each agreed to pay $50,000 penalties, and both firms and the named Trustees agreed to engage an independent compliance consultant to address the violations found in the Order. The firms and

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the named Trustees agreed to settle with the SEC without admitting or denying the SEC’s findings, while agreeing to cease and desist from committing or causing any violations and any future violations of those provisions. There were no allegations that shareholders suffered any monetary harm. The SEC charges were not against the Adviser, Sub-Adviser or the Portfolios.

The Order found that on certain occasions during the period January 2009 to December 2010, disclosures included in shareholder reports (concerning the Trustees’ adviser evaluation process under Section 15(c) of the 1940 Act) filed by certain funds of the Trust contained boilerplate disclosures that were materially untrue or misleading in violation of Section 34(b) of the 1940 Act. These disclosures were included in the fund shareholder reports based on board minutes drafted by GFS, reviewed by the Trust’s outside counsel, and then reviewed and approved by the Trustees. The Order found that the named Trustees therefore were a cause of these violations. In addition, GFS failed to ensure that certain shareholder reports contained the required disclosures concerning the Trustees’ evaluation process and failed to ensure that certain series within the Trust maintained and preserved their Section 15(c) files in accordance with 1940 Act recordkeeping requirements. Accordingly, GFS caused those funds’ violations of Sections 30(e) and 31(a) of the Investment Company Act and Rules 30e-1 and 31a-2(a)(6) thereunder.

The Order found that, during the relevant period, NLCS and the four named Trustees were also a cause of violations of Rule 38a-1(a)(1) under the 1940 Act, which requires registered investment companies to adopt and implement written compliance policies and procedures. Specifically, the Order found that NLCS and the named Trustees failed to implement certain policies and procedures of the Trust that required the funds’ CCO to provide the advisers’ compliance manuals to the named Trustees for their review or, as an alternative, summaries of the compliance programs. Rather than following this process, the Order found that the named Trustees’ approval of the advisers’ compliance programs was based primarily on their review of a brief written statement prepared by NLCS and a verbal representation by NLCS that such manuals were adequate.

Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Audit committee operates pursuant to an Audit Committee Charter. The Audit Committee is also responsible for seeking and reviewing nominee candidates for consideration as Independent Trustees as is from time to time considered necessary or appropriate. The Audit Committee generally will not consider shareholder nominees. In addition, The Audit Committee is responsible for reviewing and setting Independent Trustee compensation from time to time when considered necessary or appropriate. During the past fiscal year, the Audit Committee held thirteen meetings.

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Compensation

Effective January 1, 2015, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will receive a quarterly fee of $7,875 for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred. Previously, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust received a quarterly fee of $5,162.50. In addition to the quarterly fees and reimbursements, the Chairman of the Board receives a quarterly fee of $1,725 and the Audit Committee Chairman receives a quarterly fee of $862.50.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment adviser depending on the circumstances necessitating the Special Meeting.

The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended December 31, 2014.  Each Independent Trustee attended all quarterly meetings during the period.  The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Aggregate Compensation From Trust ***	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex**** Paid to Directors
Anthony J. Hertl	$27,550	None	None	$165,000
Gary Lanzen	$20,650	None	None	$135,000
Mark H. Taylor	$24,100	None	None	$203,000
John V. Palancia	$20,650	None	None	$187,000
Andrew Rogers*	None	None	None	None
Mark D. Gersten**	$20,650	None	None	$135,000
Mark Garbin**	$20,650	None	None	$135,000

* This Trustee is deemed to be an “interested person” as defined in the 1940 Act as a result of his affiliation with Gemini Fund Services, LLC (the Trust’s Administrator, Transfer Agent and Fund Accountant).

**Elected as a Trustee in September 2013.

*** There are currently multiple series comprising the Trust. Trustees’ fees are allocated equitably among the series in the Trust.

**** The term “Fund Complex” includes the Northern Lights Fund Trust, Northern Lights Fund Trust III and the Northern Lights Variable Trust.

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Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Trust as of December 31, 2014.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Anthony J. Hertl	None	None
Gary Lanzen	None	None
John V. Palancia	None	None
Andrew Rogers*	None	None
Mark Taylor	None	None
Mark D. Gersten	None	None
Mark Garbin	None	None

* This Trustee is deemed to be an ‘interested person’ as defined in the 1940 Act as a result of his affiliation with Gemini Fund Services, LLC (the Trust’s Administrator, Transfer Agent and Fund Accountant).

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by Section 352 the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program is written and has been approved by the Fund’s Board of Trustees. The program provides for the development of policies, procedures and internal controls reasonably designed to prevent money laundering, the designation of an anti-money laundering compliance officers who is responsible for implementing and monitoring the Program, an ongoing anti-money laundering training for appropriate persons and an independent audit function to determine the effectiveness of the Program. The Trust’s secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Portfolios’ Transfer Agent has established reasonable anti-money laundering procedures, has reported suspicious and/or fraudulent activity and has completed thorough reviews of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PROXY VOTING SUMMARY

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Portfolios to the Adviser or a sub-adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser or a sub-adviser vote proxies received in a manner consistent with the best interests of the respective Portfolio and its shareholders. The Policies also require the Adviser or sub-adviser to present to the Board, at least annually, the Adviser’s or sub-adviser’s Proxy Policies and a record of each proxy voted on behalf of a

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Portfolio, including a report on the resolution of all proxies identified by the Adviser or sub-adviser as involving a conflict of interest.

Where a proxy proposal raises a material conflict between the Adviser’s or sub-adviser’s interests and a Portfolio’s interests, the Adviser or sub-adviser will resolve the conflict by voting in accordance with the policy guidelines or at the client’s directive using the recommendation of an independent third party. If the third party’s recommendations are not received in a timely fashion, the Adviser or sub-adviser will abstain from voting the securities held by that client’s account. Copies of each sub-adviser's proxy voting policies are attached hereto under Appendix B.

More information. Information regarding how each Portfolio voted proxies relating to securities held by the Portfolio during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling Jefferson National Financial Corp. at 866-667-0561; and (2) on the SEC’s website at http://www.sec.gov. In addition, a copy of the Trust's proxy voting policies and procedures are also available by contacting Jefferson National Financial Corp. at 866-667-0561 and will be sent within three business days of receipt of a request.

DISCLOSURE OF THE PORTFOLIOS’ HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the each Portfolio's portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of Portfolio shareholders.

It is the Trust’s policy to: (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

Each Portfolio discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period. In addition, Each Portfolio will disclose its portfolio holdings reports on Forms N-CSR and Form N-Q approximately two months after the end of each quarter/semi-annual period.

Each Portfolio may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg more frequently on a confidential basis.

Under limited circumstances, as described below, each Portfolio's portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the SEC on Form N-CSR, Form N-Q or Form N-MFP. In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

•	The Adviser or Sub-Adviser. Personnel of the Advisor or a sub-adviser, including personnel responsible for managing a Portfolio’s portfolio, may have full daily access to each Portfolio's portfolio holdings because that information is necessary in order for the Adviser or Sub-Adviser to provide their management, administrative, and investment services to the Portfolio. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser or sub-adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.
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•	Gemini Fund Services, LLC. Gemini Fund Services, LLC is the transfer agent, fund accountant and administrator for the Portfolios; therefore, its personnel have full daily access to each Portfolio’s holdings because that information is necessary in order for them to provide the agreed-upon services for the Trust.
•	Fifth Third Bank. Fifth Third Bank is the custodian for each Portfolio; therefore, its personnel have full daily access to each Portfolio's holdings because that information is necessary in order for them to provide the agreed-upon services for the Portfolios.
•	Cohen Fund Audit Services, Ltd. Cohen Fund Audit Services, Ltd. is the Portfolios’ independent registered public accounting firm; therefore, its personnel have access to each Portfolio’s holdings in connection with auditing of the Portfolio's annual financial statements and providing assistance and consultation in connection with SEC filings.
•	Thompson Hine LLP. Thompson Hine LLP is counsel to the Portfolios; therefore, its personnel have access to each Portfolio’s holdings in connection with the review of the Trust's annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients. The Portfolios’ Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of each Portfolio’s portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Portfolios, the Adviser or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Portfolios’ portfolio holdings.

Compliance With Portfolio Holdings Disclosure Procedures. The Portfolios’ Chief Compliance Officer will report periodically to the Board with respect to compliance with the Portfolios’ portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Portfolios from the potential misuse of holdings information by individuals or firms in possession of that information.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Owners of variable contracts invested in the Portfolios will not receive directly any dividends or other distributions from the Trust or any of the Portfolios. All such dividends and other distributions are payable to, and reinvested by, the separate accounts of the insurance company in which contract premiums are invested.

It is each Portfolio’s intention to distribute sufficient net investment income to avoid the imposition of federal income tax on the Portfolio. Each Portfolio also intends to distribute sufficient income to avoid the application of any federal excise tax. For dividend purposes, the net investment income of each Portfolio, consists of all dividends and/or interest received less its estimated expenses (including fees payable to the Adviser). The Tactical Allocation Portfolio is also required to include in its taxable income each year a portion of the original issue discount at which it acquires zero coupon securities, even though the Portfolio receives no interest payment on the securities during the year. Similarly, that Portfolio must include in its taxable income each year any interest on payment-in-kind

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securities in the form of additional securities. Accordingly, to continue to qualify for treatment as a regulated investment company under the Internal Revenue (the “Code”), that Portfolio may be required to distribute as a dividend an amount that is greater than the total amount of cash the Portfolio actually receives. Those distributions will be made from the Portfolio’s cash assets or the proceeds from sales of portfolio securities, if necessary.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Portfolios. Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss. Under previously enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

Dividends from the Tactical Allocation Portfolio and Retirement Income will be declared and reinvested quarterly in additional full and fractional shares of the Tactical Allocation and Retirement Income Portfolios. Dividends for the Sector Rotation Portfolio will be declared and reinvested annually in additional full and fractional shares of the Sector Rotation Portfolio. However, the Trustees may decide to declare dividends at other intervals.

Distributions of each Portfolio’s net long-term capital gains (the excess of net long-term capital gain over net short-term capital loss), net short-term gains, and net realized gains from foreign currency transactions, if any, is declared and paid to its shareholders annually. See the applicable Contract prospectus for information regarding the federal income tax treatment of distributions to the insurance company separate accounts.

Each Portfolio of the Trust is treated as a separate corporation for federal income tax purposes and intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). As such, a Portfolio will not be subject to federal income tax on the part of its net investment income and net realized capital gains that it distributes to shareholders. To qualify for treatment as a “regulated investment company,” each Portfolio must, among other things, derive at least 90 percent of its gross income for each taxable year from dividends, interest and gains from the sale or other disposition of securities.

Regulated investment companies are subject to favorable tax treatment under the Internal Revenue Code. To qualify as a regulated investment company, each Portfolio must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. Thus, income from the Tactical Allocation Portfolio’s investments in certain commodities-related investments may cause the Tactical Allocation Portfolio not to qualify as a regulated investment company. The Tactical Allocation Portfolio may invest up to 25% of its total assets in one or more ETPs that are QPTPs and whose principal activities are the buying and selling of commodities or options, futures, or forwards with respect to commodities. Income from QPTPs is generally qualifying income. If an ETP fails to qualify as a QPTP, the income generated from the Tactical Allocation Portfolio’s investment in the ETP may not be qualifying income. The Tactical Allocation Portfolio will only invest in such an ETP if it intends to qualify as a QPTP, but there is no guarantee that each such ETP will be successful in qualifying as a QPTP. In addition, there is little regulatory guidance concerning the application of the rules governing qualification as a QPTP, and it is possible that future guidance may adversely affect the qualification of such ETPs as QPTPs. If the Tactical Allocation Portfolio fails to qualify as a regulated investment

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company, the Portfolio will be subject to tax, which will reduce returns to shareholders. Such a failure will also alter the treatment of distributions to shareholders.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolios. All shares issued are fully paid and non-assessable.

Purchase, Redemption and Pricing of Shares

Calculation of Share Price. As indicated in the Prospectus under the heading "How Shares are Priced," the net asset value ("NAV") of each Portfolio's shares is determined by dividing the total value of the Portfolio's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Portfolio.

Generally, securities are valued each day at the last quoted sales price on each security's principal exchange. Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the day of valuation on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded on NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indexes. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options; futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Portfolio shares are valued at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, eCH Portfolio normally uses pricing data for

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domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to a Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

When market quotations are insufficient or not readily available, instead of valuing securities in the usual manner, a Portfolio may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process. This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security;

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(x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Standards For Fair Value Determinations. As a general principle, the fair value of a security is the amount that a Fund might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures ("ASC 820"). In accordance with ASC 820, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of each Portfolio's investments relating to ASC 820. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments).

The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Portfolio with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the security.

Board of Trustees Determination. The Board of Trustees meets at least quarterly to consider the valuations provided by fair value team and ratify valuations for the applicable securities. The Board of Trustees considers the reports provided by the fair value team, including follow up studies of subsequent market-provided prices when available, in reviewing and determining in good faith the fair value of the applicable portfolio securities.

The Trust expects that the New York Stock Exchange will be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

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Purchase of Shares. Orders for shares received by each Portfolio in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined net asset value per share.

Redemption of Shares. Each Portfolio will redeem all or any portion of a shareholder's shares of the Portfolio when requested in accordance with the procedures set forth in the "Redemptions" section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times when:

(a) the NYSE is closed, other than customary weekend and holiday closings;

(b) trading on that exchange is restricted for any reason;

(c) an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonabl practicable for the Portfolio fairly to determine the value of its net assets, provided that applicable rules and regulations of the “SEC” (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d) the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in a Portfolio.

Each Portfolio has qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, each Portfolio should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of each Portfolio will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of each Portfolio. Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss. Under previously enacted laws, capital losses could be carried forward to offset any capital gains for only eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Capital loss carryforwards are available to offset

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future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

Each Portfolio intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain, if any, will be made annually, and no later than December 31 of each year. Both types of distributions will be in shares of a Portfolio unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, each Portfolio must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of a Portfolio’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which a Portfolio controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Portfolio fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Portfolio would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Portfolio generally would not be liable for income tax on the Portfolio’s net investment income or net realized capital gains in their individual capacities.

Each Portfolio is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98.2% of each Portfolio’s ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Portfolio during the preceding calendar year. Under ordinary circumstances, each Portfolio expects to time its distributions so as to avoid liability for this tax.

For a discussion of the tax consequences to holders of variable life or annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable life or variable annuity contracts. Variable life or variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner. Depending on the variable annuity or variable life contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisers for a more complete discussion of possible tax consequences in a particular situation.

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Other Reporting and Withholding Requirements

Payments to a shareholder that is either a foreign financial institution ("FFI") or a non-financial foreign entity ("NFFE") within the meaning of the Foreign Account Tax Compliance Act ("FATCA") may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Portfolio after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Portfolio shares paid by the Portfolio after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Portfolio may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Additional Diversification Requirement. In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Code imposes certain diversification standards on the underlying assets of variable life or variable annuity contracts held in the Portfolio. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified. Disqualification of the variable life or variable annuity contract as such would result in immediate imposition of federal income tax on variable life or variable annuity contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract.

Each Portfolio intends to comply, and continue to comply, with the diversification requirement imposed by Section 817(h) of the Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts. This requirement places certain limitations on the assets of each insurance company separate account, and, because Section 817(h) and those regulations treat the assets of each Portfolio as assets of the related separate account, of each Portfolio, that may be invested in securities of a single issuer. Specifically, the regulations require that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency or instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, U.S. Government Securities and securities of other registered investment companies. Failure of a Portfolio to satisfy the Section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders other than as described in the applicable Contract prospectus.

Treasury regulations provide that a variable annuity contract will be able to look through to the assets held by a Portfolio for the purpose of meeting the diversification test if the Portfolio meets certain requirements. Each Portfolio will be managed in such a manner as to comply with the diversification requirements and to allow the variable annuity contracts to be treated as owning a proportionate share of the Portfolio’s assets. It is possible that in order to comply with the diversification requirements, less

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desirable investment decisions may be made which would affect the investment performance of a Portfolio.

The above discussion of the federal income tax treatment of each Portfolio assumes that all the insurance company accounts holding shares of each Portfolio are either segregated asset accounts underlying variable contracts as defined in Section 817(d) of the Code or the general account of an insurance company as defined in Section 816 of the Code. Additional tax consequences may apply to holders of variable contracts investing in a Portfolio if any of those contracts are not treated as annuity, endowment or life insurance contracts.

Under Treasury regulations, if a shareholder realizes a loss on a disposition of a Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (such as an insurance company holding the separate accounts referenced in this SAI), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of Portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company, such as the separate accounts that owns shares of the Portfolio, are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not reduce the taxable income of the insurance company holding the separate accounts. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

Shareholders should consult their tax advisers about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 The Portfolios have selected Cohen Fund Audit Services, Ltd., located at 1350 Euclid Ave., Suite 800, Cleveland, OH 44115, as its independent registered public accounting firm for the current fiscal year. The firm provides services including (1) audit of annual financial statements, and (2) assistance and consultation in connection with SEC filings.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio, 43215 serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included in the SAI are hereby incorporated by reference to the Annual Report for each of the Sector Rotation, Tactical Allocation, and Retirement Income Portfolios for the fiscal year ended December 31, 2014. You can obtain a copy of the Annual Report without charge by calling Jefferson National Financial Corporation at 866-667-0561.

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APPENDIX A

DESCRIPTION OF BOND RATINGS

Standard & Poor's Ratings Group. A Standard & Poor's corporate bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors, such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.   Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.   Nature of and provisions of the obligation.

3.  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

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BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized. Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

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Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody's Investors Service, Inc. A brief description of the applicable Moody's rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

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Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A-- average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of a credit within those rating categories.

Fitch Investors Service LLP.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF NOTE RATINGS

A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

•             SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

•             SP-2 Satisfactory capacity to pay principal and interest.

•             SP-3 Speculative capacity to pay principal and interest.

Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting

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the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

•             MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•             MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

•             MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

•             MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.: Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

Standard & Poor's Ratings Group: "A" is the highest commercial paper rating category utilized by Standard & Poor's Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

Duff & Phelps Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

Fitch Investors Service LLP.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 -- very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.

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APPENDIX B

March 2015

FM Global Proxy Voting and Engagement Principles

SSGA Funds Management, Inc. (“SSGA FM”), one of the industry’s largest institutional asset managers, is the investment management arm of State Street Bank and Trust Company, a wholly owned subsidiary of State Street Corporation, a leading provider of financial services to institutional investors. As an investment manager, SSGA FM has discretionary proxy voting authority over most of its client accounts, and SSGA FM votes these proxies in the manner that we believe will most likely protect and promote the long-term economic value of client investments as described in the SSGA FM Global Proxy Voting and Engagement Principles.

FM Global Proxy Voting and Engagement Principles

SSGA FM maintains Proxy Voting and Engagement Guidelines for select markets, including: the US, the EU, the UK, Australia, emerging markets and Japan. International markets that do not have specific guidelines are reviewed and voted consistent with our Global Proxy Voting and Engagement Principles; however, SSGA FM also endeavors to show sensitivity to local market practices when voting in these various markets.

SSGA FM’s Approach to Proxy Voting and Issuer Engagement

At SSGA FM, we take our fiduciary duties as an asset manager very seriously. We have a dedicated team of corporate governance professionals who help us carry out our duties as a responsible investor. These duties include engaging with companies, developing and enhancing in-house corporate governance policies, analyzing corporate governance issues on a case-by-case basis at the company level, and exercising our voting rights—all to maximize shareholder value.

SSGA FM’s Global Proxy Voting and Engagement Principles (the “Principles”) may take different perspectives on common governance issues that vary from one market to another and, likewise, engagement activity may take different forms in order to best achieve long-term engagement goals. We believe that proxy voting and engagement with portfolio companies is often the most direct and productive way shareholders can exercise their ownership rights, and taken together, we view these tools to be an integral part of the overall investment process.

We believe engagement and voting activity have a direct relationship. As a result, the integration of our engagement activities, while leveraging the exercise of our voting rights, provides a meaningful shareholder tool that we believe protects and enhances the long-term economic value of the holdings in our client accounts. SSGA FM maximizes its voting power and engagement by maintaining a centralized proxy voting and active ownership process covering all holdings, regardless of strategy. Despite the different investment views and objectives across SSGA FM, depending on the product or strategy, the fiduciary responsibilities of share ownership and voting for which SSGA FM has voting discretion are carried out with a single voice and objective.

The Principles support governance structures that we believe add to, or maximize shareholder value at the companies held in our clients’ portfolios. SSGA FM conducts issuer specific engagements with companies to discuss our principles, including sustainability related risks. In addition, we encourage issuers to find ways of increasing the amount of direct communication board members have with shareholders. We believe direct communication with executive board members and independent non-executive directors is critical to helping companies understand shareholder concerns. Conversely, where appropriate, we conduct collaborative engagement activities with multiple shareholders and communicate with company representatives about common concerns.

In conducting our engagements, SSGA FM also evaluates the various factors that play into the corporate governance framework of a country, including the macroeconomic conditions and broader political system, the quality of regulatory oversight, the enforcement of property and shareholder rights and the independence of the judiciary to name a few. SSGA FM understands that regulatory requirements and investor expectations relating to governance practices and engagement activities differ from country-to-country. As a result, SSGA FM engages with issuers, regulators, or both, depending on the market. SSGA FM also is a member of various investor associations that seek to address broader corporate governance related policy at the country level as well as issuer specific concerns at a company level.

To help mitigate company specific risk, the team may collaborate with members of the active investment teams to engage with companies on corporate governance issues and address any specific concerns, or to get more information regarding shareholder items that are to be voted on at upcoming shareholder meetings. Outside of proxy voting season, SSGA FM conducts issuer specific engagements with companies covering various corporate governance and sustainability related topics.

The SSGA FM Governance Team uses a blend of quantitative and qualitative research and data to support screens to help identify issuers where active engagement may be necessary to protect and promote shareholder value. Issuer engagement may also be event driven, focusing on issuer specific corporate governance, sustainability concerns or wider industry related trends. SSGA FM also gives consideration to the size of our total position of the issuer in question and/or the potential negative governance, performance profile, and circumstance at hand. As a result, SSGA FM believes issuer engagement can take many forms and be triggered under numerous circumstances. The following methods represent how SSGA FM defines engagement methods:

Active

SSGA FM uses screening tools designed to capture
a mix of company specific data including governance and sustainability profiles to help us focus our voting and engagement activity.

SSGA FM will actively seek direct dialogue with the board and management of companies we have identified through our screening processes. Such engagements may lead to further

State Street Global Advisors	2

FM Global Proxy Voting and Engagement Principles

monitoring to ensure the company improves its governance or sustainability practices. In these cases, the engagement process represents the most meaningful opportunity for SSGA FM to protect long-term shareholder value from excessive risk due to poor governance and sustainability practices.

Recurring

SSGA FM has ongoing dialogue with its largest holdings on corporate governance and sustainability issues. SSGA FM maintains regular face-to-face meetings with these issuers, allowing SSGA FM to reinforce key tenets of good corporate governance and actively advise these issuers around concerns that SSGA FM feels may negatively impact long-terms hareholder value.

Reactive

Reactive engagement is initiated by the issuers. SSGA FM routinely discusses specific voting issues and items with the issuer community. Reactive engagement is an opportunity to address not only voting items, but also a wide range of governance and sustainability issues.

SSGA FM has established an engagement protocol that further describes our approach to issuer engagement.

Measurement

Assessing the effectiveness of our issuer engagement process is often difficult. To limit the subjectivity of measuring our success we actively seek issuer feedback and monitor the actions issuers take post-engagement to identify tangible changes. By doing so, we are able to establish indicators to gauge how issuers respond to our concerns and to what degree these responses satisfy our requests. It is also important to note that successful engagement activity can be measured over differing time periods depending on the facts and circumstances involved. Engagements can last as short as a single meeting or span multiple years.

Depending on the issue and whether the engagement activity is reactive, recurring, or active, engagement with issuers can take the form of written communication, conference calls, or face-to-face meetings.SSGA FM believes active engagement is best conducted directly with company management or board members. Collaborative engagement, where multiple shareholders communicate with company representatives, can serve as a potential forum for issues that are not identified by SSGA FM as requiring active engagement, such as shareholder conference calls.

Proxy Voting Procedure

Oversight

The SSGA FM Corporate Governance Team is responsible for developing and implementing the Proxy Voting and Engagement Guidelines (the “Guidelines”), case-by-case voting items, issuer engagement activities, and research and analysis of governance-related issues. The implementation of the Guidelines is overseen by the SSGA Global Proxy Review Committee (“SSGA PRC”), a committee of investment, compliance and legal professionals, who provide guidance on proxy issues as described in greater detail below. Oversight of the proxy voting process is ultimately the responsibility of the¡SSGA Investment Committee. The SSGA Investment Committee reviews and approves amendments to the Guidelines. The SSGA PRC reports to the SSGA Investment Committee, and may refer certain significant proxy items to that committee.

Proxy Voting Process

In order to facilitate SSGA FM’s proxy voting process, SSGA FM retains Institutional Shareholder Services Inc. (“ISS”), a firm with expertise in proxy voting and corporate governance. SSGA FM utilizes ISS’s services in three ways: (1) as SSGA FM’s proxy voting agent (providing SSGA FM with vote execution and administration services); (2) for applying the Guidelines; and (3) as providers of research and analysis relating to general corporate governance issues and specific proxy items.

The SSGA FM Corporate Governance Team reviews the Guidelines with ISS on an annual basis or on a case-by-case basis as needed. On most routine proxy voting items (e.g., ratification of auditors), ISS will affect the proxy votes in accordance with the Guidelines.

In other cases, the Corporate Governance Team will evaluate the proxy solicitation to determine how to vote based on facts and circumstances, consistent with the Principles, and the accompanying Guidelines, that seek to maximize the value of our client accounts.

In some instances, the Corporate Governance Team may refer significant issues to the SSGA PRC for a determination of the proxy vote. In addition, in determining whether to refer a proxy vote to the SSGA PRC, the Corporate Governance. Team will consider whether a material conflict of interest exists between the interests of our client and those of SSGA FM or its affiliates (as explained in greater detail in our “Conflict of Interest” Policy).

SSGA FM votes in all markets where it is feasible; however, SSGA FM may refrain from voting meetings when power of attorney documentation is required, where voting will have a material impact on our ability to trade the security, where issuer-specific special documentation is required or where various market or issuer certifications are required. SSGA FM is unable to vote proxies when certain custodians, used by our clients, do not offer proxy voting in a jurisdiction, or when

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FM Global Proxy Voting and Engagement Principles

they charge a meeting specific fee in excess of the typical custody service agreement.

Conflict of Interest

See SSGA’s standalone Conflicts of Interest Policy.

Proxy Voting and Engagement Principles

Directors and Boards

The election of directors is one of the most important fiduciary duties SSGA FM performs as a shareholder. SSGA FM believes that well-governed companies can protect and pursue shareholder interests better and withstand the challenges of an uncertain economic environment. As such, SSGA FM seeks to vote director elections in a way which we, as a fiduciary, believe will maximize the long-term value of each portfolio’s holdings.

Principally, a board acts on behalf of shareholders by protecting their interests and preserving their rights. This concept establishes the standard by which board and director performance is measured. To achieve this fundamental principle, the role of the board, in SSGA FM’s view, is to carry out its responsibilities in the best long-term interest of the company and its shareholders. An independent and effective board oversees management, provides guidance on strategic matters, selects the CEO and other senior executives, creates a succession plan for the board and management, provides risk oversight and assesses the performance of the CEO and management. In contrast, management implements the business and capital allocation strategies and runs the company’s day-to-day operations. As part of SSGA FM’s engagement process, SSGA FM routinely discusses the importance of these responsibilities with the boards of issuers.

SSGA FM believes the quality of a board is a measure of director independence, director succession planning, board evaluations and refreshment and company governance practices. In voting to elect nominees, SSGA FM considers many factors. SSGA FM believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices. A sufficiently independent board will effectively monitor management, maintain appropriate governance practices, and perform oversight functions necessary to protect shareholder interests. SSGA FM also believes the right mix of skills, independence and qualifications among directors provides boards with the knowledge and direct experience to deal with risks and operating structures that are often unique and complex from one industry to another.

Accounting and Audit Related Issues

SSGA FM believes audit committees are critical and necessary as part of the board’s risk oversight role. The audit committee is responsible for setting out an internal audit function to provide robust audit and internal control systems designed to effectively manage potential and emerging risks to the company’s operations and strategy. SSGA FM believes audit committees should have independent directors as members, and SSGA FM will hold the members of the audit committee responsible for overseeing the management of the audit function.

The disclosure and availability of reliable financial statements in a timely manner is imperative for the investment process. As a result, board oversight of the internal controls and the independence of the audit process are essential if investors are to rely on financial statements. Also, it is important for the audit committee to appoint external auditors who are independent from management as we expect auditors to provide assurance as of a company’s financial condition.

Capital Structure, Reorganization and Mergers

The ability to raise capital is critical for companies to carry out strategy, grow and achieve returns above their costɢof capital. The approval of capital raising activities is fundamental to a shareholder’s ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. Altering the capital structure of a company is a critical decision for boards and in making such a critical decision, SSGA FM believes the company should have a well explained business rationale that is consistent with corporate strategy and not overly dilute its shareholders.

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation.

Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In evaluating mergers and acquisitions, SSGA FM considers the adequacy of the consideration and the impact of the corporate governance provisions to shareholders. In all cases, SSGA FM uses its discretion in order to maximize shareholder value.

Occasionally, companies add anti-takeover provisions that reduce the chances of a potential acquirer making an offer, or reducing the likelihood of a successful offer. SSGA FM does not support proposals that reduce shareholders’ rights, entrench management or reduce the likelihood of shareholder’s right to vote on reasonable offers.

Compensation

SSGA FM considers the board’s responsibility to include setting the appropriate level of executive compensation. Despite the differences among the types of plans and the awards possible, there is a simple underlying philosophy that guides SSGA FM’s analysis of executive compensation;

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FM Global Proxy Voting and Engagement Principles

SSGA FM believes that there should be a direct relationship between executive compensation and company performance over the long-term.

Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, SSGA FM considers factors such as adequate disclosure of different remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests, as well as with corporate strategy and performance. SSGA FM may oppose remuneration reports where pay seems misaligned with shareholders’ interests. SSGA FM may also consider executive compensation practices when re-electing members of the remuneration committee.

SSGA FM recognizes that compensation policies and practices are unique from market to market; often with significant differences between the level of disclosures, the amount and forms of compensation paid, and the ability of shareholders to approve executive compensation practices. As a result, our ability to assess the appropriateness of executive compensation is often dependent on market practices and laws.

Environmental and Social Issues

As a fiduciary, SSGA FM considers the financial and economic implications of environmental and social issues first and foremost. Environmental and social factors may not only have an impact on the reputation of companies but may also represent significant operational risks and costs to business. Well-developed environmental and social management systems can generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could be the result of anything from regulation and litigation, physical threats (severe weather, climate change), economic trends to shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to demonstrate how sustainability fits into operations and business activities. SSGA FM’s team of analysts evaluates these risks and shareholder proposals relating to them on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on a company, its industry, operations, and geographic footprint. SSGA FM may also take action against the re-election of board members if we have serious concerns over ESG practices and the company has not been responsive to shareholder requests to amend them.

General/Routine

Although SSGA FM does not seek involvement in the day-to-day operations of an organization, SSGA FM recognizes the need for conscientious oversight and input into management decisions that may affect a company’s value. SSGA FM supports proposals that encourage economically advantageous corporate practices and governance, while leaving decisions that are deemed to be routine or constitute ordinary business to management and the board of directors.

Securities on Loan

For funds where SSGA FM acts as trustee, SSGA FM may recall securities in instances where SSGA FM believes that a particular vote will have a material impact on the fund(s). Several factors shape this process. First, SSGA FM must receive notice of the vote in sufficient time to recall the shares on or before the record date. In many cases, SSGA FM does not receive timely notice, and is unable to recall the shares on or before the record date. Second, SSGA FM, exercising its discretion may recall shares if it believes the benefit of voting shares will outweigh the foregone lending income. This determination requires SSGA FM, with the information available at the time, to form judgments about events or outcomes that are difficult to quantify. Given past experience in this area, however, we believe that the recall of securities will rarely provide an economic benefit that outweighs the cost of the foregone lending income.

Reporting

Any client who wishes to receive information on how its proxies were voted should contact its SSGA FM relationship manager.

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February 2015

Managing Conflicts of Interest arising from SSGA’s Proxy Voting and Engagement Activities

State Street Corporation has a comprehensive standalone Conflicts of Interest Policy and other policies that address a range of conflicts of interests identified by our parent company. In addition, SSGA maintains a conflicts register that identifies key conflicts and describes systems in place to mitigate the conflicts. This policy is designed to act in conjunction with related policies and practices employed by other groups within the organization. Further, they complement those policies and practices by providing specific guidance on managing the conflicts of interests that may arise through SSGA’s proxy voting activities.

Managing Conflicts of Interest arising from SSGA's Proxy Voting and Engagement Principles

Managing Conflicts of Interest Related
to Proxy Voting

SSGA has policies and procedures designed to prevent undue influence on SSGA’s voting activities that may arise from relationships between proxy issuers or companies and State Street Corporation (“STT”) SSGA, SSGA affiliates, SSGA Funds or SSGA Fund affiliates.

Protocols designed to help mitigate potential conflicts of interest include:

•	Providing sole voting discretion to members of SSGA’s Corporate Governance Team. Members of the corporate governance team may from time to time discuss views on proxy voting matters, company performance, strategy etc. with other STT or SSGA employees including portfolio managers, senior executives and relationship managers. However, final voting decisions are made solely by the corporate governance team, in a manner that is consistent with the best interests of all clients, taking into account various perspectives on risks and opportunities with a view of maximizing the value of client assets;
•	Exercising a singular vote decision for each ballot item regardless of SSGA’s investment strategy;
•	Prohibiting members of SSGA’s corporate governance team from disclosing SSGA’s voting decision to any individual not affiliated with the proxy voting process prior to the meeting or date of written consent, as the case may be;
•	Mandatory disclosure by members of the SSGA’s Corporate Governance Team, Global Proxy Review Committee (“PRC”) and Investment Committee (“IC”) of any personal conflict of interest (e.g., familial relationship with company management) to the Head of the Corporate Governance Team. Members are required to recuse themselves from any engagement or proxy voting activities related to the conflict;

•	In certain instances, client accounts and/or SSGA pooled funds, where SSGA acts as trustee, may hold shares in STT or other SSGA affiliated entities, such as mutual funds affiliated with SSGA Funds Management, Inc. In general, SSGA will outsource any voting decision relating to a shareholder meeting of STT or other SSGA affiliated entities to independent outside third parties. Delegated third parties exercise vote decisions based upon SSGA’s in-house policies; and
•	Reporting of voting policy overrides, if any, to the PRC on a quarterly basis.

In general, we do not believe matters that fall within the Guidelines and are voted consistently with the Guidelines present any potential conflicts, since the vote on the matter has effectively been determined without reference to the soliciting entity. However, where matters do not fall within the Guidelines or where we believe that voting in accordance with the Guidelines is unwarranted, we conduct an additional review to determine whether there is a conflict of interest. In circumstances where a conflict has been identified and either: (i) the matter does not fall clearly within the Guidelines; or (ii) SSGA determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Head of SSGA’s Corporate Governance Team will determine whether a Material Relationship exists. If so, the matter is referred to the SSGA PRC. The SSGA PRC then reviews the matter and determines whether a conflict of interest exists, and if so, how to best resolve such conflict. For example, the SSGA PRC may (i) determine that the proxy vote does not give rise to a conflict due to the issues presented, (ii) refer the matter to the SSGA Investment Committee for further evaluation or (iii) retain an independent fiduciary to determine the appropriate vote.

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March 2015

FM Proxy Voting and Engagement Guidelines

United States

SSGA Funds Management, Inc.’s (“SSGA FM”) US Proxy Voting and Engagement Guidelines outline our expectations of companies listed on stock exchanges in the US. This policy complements and should be read in conjunction with SSGA FM’s Global Proxy Voting and Engagement Principles, which provide a detailed explanation of SSGA FM’s approach to voting and engaging with companies and SSGA’s Conflicts of Interest Policy.

FM Proxy Voting and Engagement Guidelines

SSGA FM’s US Proxy Voting and Engagement Guidelines address areas including board structure, director tenure, audit related issues, capital structure, executive compensation, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in global markets, SSGA FM considers market specific nuances in the manner that we believe will most likely protect and promote the long-term  economic value of client investments. SSGA FM expects companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines and corporate governance codes. When we feel that a country’s regulatory requirements do not address some of the key philosophical principles that SSGA FM believes are fundamental to its global voting guidelines, we may hold companies in such markets to our global standards.

In its analysis and research into corporate governance issues in the US, SSGA FM expects all companies to act in a transparent manner and provide detailed disclosure on board profiles, related-party transactions, executive compensation and other governance issues that impact shareholders’ long-term interests.

SSGA FM’s Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Corporate Governance Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting as well as environmental and social issues. SSGA FM has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSGA FM engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagements to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSGA FM’s active investment teams; collaborating on issuer engagements and providing input on company specific fundamentals. SSGA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in the US.

SSGA FM is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with the UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practices, where applicable and consistent with our fiduciary duty.

Directors and Boards

SSGA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSGA FM votes for the election/re-election of directors on a case-by-case basis after considering various factors including general market practice and availability of information on director skills and expertise. In principle, SSGA FM believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices. A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests.

Director related proposals at US companies include issues submitted to shareholders that deal with the composition of the board or with members of a corporation’s board of directors. In deciding which director nominee to support, SSGA FM considers numerous factors.

Director Elections

SSGA FM’s director election policy focuses on companies’ governance profile to identify if a company demonstrates appropriate governance practices or if it exhibits negative governance practices. Factors SSGA FM considers when evaluating governance practices include, but are not limited to the following:

•	Shareholder rights;
•	Board independence; and
•	Board structure.

If a company demonstrates appropriate governance practices, SSGA FM believes a director should be classified as independent based on the relevant listing standards or local market practice standards. In such cases, the composition of the key oversight committees of a board

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FM Proxy Voting and Engagement Guidelines

should meet the minimum standards of independence. Accordingly, SSGA FM will vote against a nominee at a company with appropriate governance practices if the director is classified as non-independent under relevant listing standards or local market practice AND serves on a key committee of the board (compensation, audit, nominating or committees required to be fully independent by local market standards).

Conversely, if a company demonstrates negative governance practices, SSGA FM believes the classification standards for director independence should be elevated. In such circumstances, we will evaluate all director nominees based on the following classification standards:

•	Is the nominee an employee of or related to an employee of the issuer or its auditor;
•	Does the nominee provide professional services to the issuer;
•	Has the nominee attended an appropriate number of board meetings; or
•	Has the nominee received non-board related compensation from the issuer.

Where companies demonstrate negative governance practices, these stricter standards will apply not only to directors who are a member of a key committee but to all directors on the board as market practice permits. Accordingly, SSGA FM will vote against a nominee (with the exception of the CEO) where the board has inappropriate governance practices and is considered not independent based on the above independence criteria.

Additionally, SSGA FM may withhold votes from directors based on the following:

•	When overall average board tenure is excessive and/or individual director tenure is excessive. In assessing excessive tenure, SSGA FM gives consideration to factors such as the preponderance of long tenured directors, board refreshment practices, and classified board structures;
•	When directors attend less than 75% of board meetings without appropriate explanation or providing reason for their failure to meet the attendance threshold;
•	CEOs of a public company who sit on more than three public company boards;
•	Director nominees who sit on more than six public company boards;
•	Directors of companies that have ignored a shareholder proposal which received a majority of the shares outstanding at the last annual or special meeting, unless management submits the proposal(s) on the ballot as a binding management proposal, recommending shareholders vote for the particular proposal(s);
•	Directors of companies have unilaterally adopted/ amended company by-laws that negatively impact SSGA FM’s shareholder rights (such as fee-shifting, forum selection and exclusion service by-laws) without putting such amendments to a shareholder vote;
•	Compensation committee members where there is a weak relationship between executive pay and performance over a five-year period;
•	Audit committee members if non-audit fees exceed 50% of total fees paid to the auditors; and
•	Directors who appear to have been remiss in their duties.

Director Related Proposals

SSGA FM generally votes for the following director related proposals:

•	Discharge of board members’ duties, in the absence of pending litigation, regulatory investigation, charges of fraud or other indications of significant concern;
•	Proposals to restore shareholders’ ability to remove directors with or without cause;
•	Proposals that permit shareholders to elect directors to fill board vacancies; and
•	Shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

SSGA FM generally votes against the following director related proposals:

•	Requirements that candidates for directorships own large amounts of stock before being eligible to be elected;
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FM Proxy Voting and Engagement Guidelines

•	Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy; and
•	Proposals requiring two candidates per board seat.

Majority Voting

SSGA FM will generally support a majority vote standard based on votes cast for the election of directors.

SSGA FM will generally vote to support amendments to bylaws that would require simple majority of voting shares (i.e. shares cast) to pass or repeal certain provisions.

Annual Elections

SSGA FM generally supports the establishment of annual elections of the board of directors. Consideration is given to the overall level of board independence and the independence of the key committees as well as whether there is a shareholders rights plan.

Cumulative Voting

SSGA FM does not support cumulative voting structures for the election of directors.

Separation Chair/CEO

SSGA FM analyzes proposals for the separation of Chair/CEO on a case-by-case basis taking into consideration numerous factors, including but not limited to, the appointment of and role played by a lead director, a company’s performance and the overall governance structure of the company.

Proxy Access

SSGA FM will consider proposals relating to Proxy Access on a case-by-case basis.

SSGA FM will evaluate the company’s specific circumstances, the impact of the proposal on the target company and its potential effect on shareholder value.

Considerations include but are not limited to the following:

•	The ownership thresholds and holding duration proposed in the resolution;
•	The binding nature of the proposal;
•	The number of directors that shareholders may be able to nominate each year;
•	Company performance;
•	Company governance structure;
•	Shareholder rights; and
•	Board performance.

Age/Term Limits

Generally, SSGA FM will vote against age and term limits unless the company is found to have poor board refreshment and director succession practices and has a preponderance of non-executive directors with excessively long-tenures serving on the board.

Approve Remuneration of Directors

Generally, SSGA FM will support directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making our determination, we review whether the compensation is overly dilutive to existing shareholders.

Indemnification

Generally, SSGA FM supports proposals to limit directors’ liability and/or expand indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Classified Boards

 SSGA FM generally supports annual elections for the board of directors.

Confidential Voting

SSGA FM will support confidential voting.

Board Size

SSGA FM will support proposals seeking to fix the board size or  designate a range for the board size and will vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Audit Related Issues

Ratifying Auditors and Approving Auditor Compensation

SSGA FM supports the approval of auditors and auditor compensation provided that the issuer has properly disclosed audit and non-audit fees relative to market practice and the audit fees are not deemed excessive. SSGA FM deems audit fees to be excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditor. SSGA FM will support the disclosure of auditor and consulting relationships when the same or related entities are conducting both activities and will support the establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function.

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FM Proxy Voting and Engagement Guidelines

In circumstances where “other” fees include fees related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which are determined to be an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

SSGA FM will support the discharge of auditors and requirements that auditors attend the annual meeting of shareholders.1

Capital Related Issues

Capital structure proposals include requests by management for approval of amendments to the certificate of incorporation that will alter the capital structure of the company.

The most common request is for an increase in the number of authorized shares of common stock, usually in conjunction with a stock split or dividend. Typically, requests that are not unreasonably dilutive or enhance the rights of common shareholders are supported. In considering authorized share proposals, the typical threshold for approval is 100% over current authorized shares. However, the threshold may be increased if the company offers a specific need or purpose (merger, stock splits, growth purposes, etc.). All proposals are evaluated on a case-by-case basis taking into account the company’s specific financial situation.

Increase in Authorized Common Shares

In general, SSGA FM supports share increases for general corporate purposes up to 100% of current authorized stock.

SSGA FM supports increases for specific corporate purposes up to 100% of the specific need plus 50% of current authorized common stock for US firms.

When applying the thresholds, SSGA FM will also consider the nature of the specific need, such as mergers and acquisitions and stock splits.

Increase in Authorized Preferred Shares

SSGA FM votes on a case-by-case basis on proposals to increase the number of preferred shares.

Generally, SSGA FM will vote for the authorization of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

SSGA FM will support proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense). However, SSGA FM will vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Unequal Voting Rights

SSGA FM will not support proposals authorizing the creation of new classes of common stock with superior voting rights and will vote against new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, SSGA FM will not support capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders.

However, SSGA FM will support capitalization changes that eliminate other classes of stock and/or unequal voting rights.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation.

Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported.

In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSGA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;
•	Strategic rationale;
•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;
•	Offers made at a premium and where there are no other higher bidders; and
•	Offers in which the secondary market price is substantially lower than the net asset value.

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FM Proxy Voting and Engagement Guidelines

SSGA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets;
•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and
•	At the time of voting, the current market price of the security exceeds the bid price.

Anti–Takeover Issues

Typically, these are proposals relating to requests by management to amend the certificate of incorporation or bylaws to add or delete a provision that is deemed to have an antitakeover effect. The majority of these proposals deal with management’s attempt to add some provision that makes a hostile takeover more difficult or will protect incumbent management in the event of a change in control of the company.

Proposals that reduce shareholders’ rights or have the effect of entrenching incumbent management will not be supported.

Proposals that enhance the right of shareholders to make their own choices as to the desirability of a merger or other proposal are supported.

Shareholder Rights Plans

SSGA FM will support mandates requiring shareholder approval of a shareholder rights plans (“poison pill”) and repeals of various anti-takeover related provisions.

In general, SSGA FM will vote against the adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”).

SSGA FM will vote for an amendment to a shareholder rights plan (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced).

Special Meetings

SSGA FM will vote for shareholder proposals related to special meetings at companies that do not provide shareholders the right to call for a special meeting in their bylaws if:

•	The company also does not allow shareholders to act by written consent; or
•	The company allows shareholders to act by written consent but the ownership threshold for acting by written consent is set above 25% of outstanding shares.

SSGA FM will vote for shareholder proposals related to special meetings at companies that give shareholders (with a minimum 10% ownership threshold) the right to call for a special meeting in their bylaws if:

•	The current ownership threshold to call for a special meeting is above 25% of outstanding shares.

SSGA FM will vote for management proposals related to special meetings.

Written Consent

SSGA FM will vote for shareholder proposals on written consent at companies if:

•	The company does not have provisions in their bylaws giving shareholders the right to call for a special meeting; or
•	The company allows shareholders the right to call for a special meeting but the current ownership threshold to call for a special meeting is above 25% of outstanding shares; and
•	The company has a poor governance profile.

SSGA FM will vote management proposals on written consent on a case-by-case basis.

Super–Majority

SSGA FM will generally vote against amendments to bylaws requiring super-majority shareholder votes to pass or repeal certain provisions. SSGA FM will vote for the reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such a reduction or elimination.

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FM Proxy Voting and Engagement Guidelines

Remuneration Issues

Despite the differences among the types of plans and the awards possible there is a simple underlying philosophy that guides the analysis of all compensation plans; namely, are the terms of the plan designed to provide an incentive for executives and/or employees to align their interests with those of the shareholders and thus work toward enhancing shareholder value. Plans which benefit participants only when the shareholders also benefit are those most likely to be supported.

Advisory Vote on Executive Compensation and Frequency

SSGA FM believes executive compensation plays a critical role in aligning executives interest with shareholder’s, attracting, retaining and incentivizing key talent, and ensuring positive correlation between the performance achieved by management and the benefits derived by shareholders. SSGA FM supports management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period. SSGA FM seeks adequate disclosure of different compensation elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long term and short term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. Further, shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance on an annual basis.

Employee Equity Award Plans

SSGA FM considers numerous criteria when examining equity award proposals. Generally, SSGA FM does not vote against plans for lack of performance or vesting criteria. Rather, the main criteria that will result in a vote against an equity award plan are:

Excessive voting power dilution To assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares and the issued but unexercised shares by the fully diluted share count. SSGA FM reviews that number in light of certain factors, including the industry of the issuer.

Historical option grants Excessive historical option grants over the past three years. Plans that provide for historical grant patterns of greater than eight to twelve percent are generally not supported.

Repricing SSGA FM will vote against any plan where repricing is expressly permitted. If a company has a history of repricing underwater options, the plan will not be supported.

Other criteria include the following:

•	Number of participants or eligible employees;
•	The variety of awards possible; and
•	The period of time covered by the plan.

There are numerous factors that we view as negative, and together, may result in a vote against a proposal:

•	Grants to individuals or very small groups of participants;
•	“Gun-jumping” grants which anticipate shareholder approval of a plan or amendment;
•	The power of the board to exchange “underwater” options without shareholder approval; this pertains to the ability of a company to reprice options, not the actual act of repricing described above;
•	Below market rate loans to officers to exercise their options;
•	The ability to grant options at less than fair market value;
•	Acceleration of vesting automatically upon a change in control; and
•	Excessive compensation (i.e. compensation plans which are deemed by SSGA FM to be overly dilutive).

Share Repurchases If a company makes a clear connection between a share repurchase program and its intent to offset dilution created from option plans and the company fully discloses the amount of shares being repurchased, the voting dilution calculation may be adjusted to account for the impact of the buy back.

Companies who do not (i) clearly state the intentions of any proposed share buy-back plan or (ii) disclose a definitive number of the shares to be bought back, (iii) specify the range of premium/discount to market price at which a company can repurchase shares and, (iv) disclose the time frame during which the shares will be bought back, will not have any such repurchase plan factored into the dilution calculation.

162(m) Plan Amendments If a plan would not normally meet the SSGA FM criteria described above, but is primarily being amended to add specific performance criteria to be used with awards designed to qualify for performance-based exception from the tax deductibility limitations of Section 162(m) of the Internal Revenue Code, then SSGA FM will support the proposal to amend the plan.

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FM Proxy Voting and Engagement Guidelines

Employee Stock Option Plans

SSGA FM generally votes for stock purchase plans with an exercise price of not less than 85% of fair market value. However, SSGA FM takes market practice into consideration.

Compensation Related Items

SSGA FM will generally support the following proposals:

•	Expansions to reporting of financial or compensation-related information, within reason; and
•	Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee.

SSGA FM will generally vote against the following proposals:

•	Retirement bonuses for non-executive directors and auditors.

Miscellaneous/Routine Items

SSGA FM generally supports the following miscellaneous/routine governance items:

•	Reimbursement of all appropriate proxy solicitation expenses associated with the election when voting in conjunction with support of a dissident slate;
•	Opting out of business combination provision;
•	Proposals that remove restrictions on the right of shareholders to act independently of management;
•	Liquidation of the company if the company will file for bankruptcy if the proposal is not approved;
•	Shareholder proposals to put option repricings to a shareholder vote;
•	General updating of or corrective amendments to charter and bylaws not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment);
•	Change in corporation name;
•	Mandates that amendments to bylaws or charters have shareholder approval;
•	Management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable;
•	Repeals, prohibitions or adoption of anti-greenmail provisions;
•	Management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced and proposals to implement a reverse stock split to avoid delisting; and
•	Exclusive forum provisions.

SSGA FM generally does not support the following miscellaneous/ routine governance items:

•	Proposals asking companies to adopt full tenure holding periods for their executives;
•	Reincorporation to a location that we believe has more negative attributes than its current location of incorporation;
•	Shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable;
•	Proposals to approve other business when it appears as voting item;
•	Proposals giving the board exclusive authority to amend the bylaws; and
•	Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Environmental and Social Issues

As a fiduciary, we consider the financial and economic implications of environmental and social issues first and foremost. Environmental and social factors not only can have an impact on the reputation of companies; they may also represent significant operational risks and costs to business.

Well-developed environmental and social management systems can also generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA FM encourages companies to be transparent about the environmental and social risks and opportunities they face

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FM Proxy Voting and Engagement Guidelines

and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could result in anything from regulation and litigation, physical threats (severe weather, climate change), economic trends as well as shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSGA FM’s team of analysts evaluates these risks on an issuer-by-issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint.

1 Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

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March 2015

FM Proxy Voting and Engagement Guidelines

Europe

SSGA Funds Management, Inc.’s, (“SSGA FM”) European Proxy Voting and Engagement Guidelines cover different corporate governance frameworks and practices in European markets excluding the United Kingdom and Ireland. This policy complements and should be read in conjunction with SSGA FM’s overarching Global Proxy Voting and Engagement Principles and SSGA’s Conflicts of Interest Policy which provide a detailed explanation of SSGA FM’s approach to voting and engaging with companies.

Proxy Voting and Engagement Guidelines

SSGA FM’s Proxy Voting and Engagement Guidelines in European markets address areas including board structure, audit related issues, capital structure, remuneration, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management and monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in European markets, SSGA FM considers market specific nuances in the manner that we believe will most likely protect and promote the long-term economic value of client investments. SSGA FM expects companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines and corporate governance codes. When we feel that a country’s regulatory requirements do not address some of the key philosophical principles that SSGA FM believes are fundamental to its global voting guidelines, we may hold companies in such markets to our global standards.

In its analysis and research in to corporate governance issues in European companies, SSGA FM also considers guidance issued by the European Commission. Companies should provide detailed explanations under diverse ‘comply or explain’ approaches, especially where they fail to meet requirements and why any such non-compliance would serve shareholders’ long-term interests.

SSGA FM’s Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues arean integral part of the investment process. The Corporate Governance Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting as well as environmental and social issues. SSGA FM has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSGA FM engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSGA FM’s active fundamental and EMEA investment teams; collaborating on issuer engagement and providing input on company specific fundamentals. SSGA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in European markets.

SSGA FM is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with the UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practice, where applicable and consistent with our fiduciary duty.

Directors and Boards

SSGA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSGA FM votes for the election/re–election of directors on a case-by-case basis after considering various factors including general market practice and availability of information on director skills and expertise. In principle, SSGA FM believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices.

A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests.

SSGA FM’s broad criteria for director independence in European companies include factors such as:

•	Participation in related–party transactions and other business relations with the company;
•	Employment history with company;
•	Relations with controlling shareholders;
•	Family ties with any of the company’s advisers, directors or senior employees;
•	Employee and government representatives; and
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FM Proxy Voting and Engagement Guidelines

•	Overall average board tenure and individual director tenure at issuers with classified and de-classified boards, respectively.

While, overall board independence requirements and board structures differ from market to market, SSGA FM considers voting against directors it deems non–independent if overall board independence is below one third. SSGA FM also assesses the division of responsibilities between chairman and CEO on a case–by–case basis, giving consideration to factors such as overall level of independence on the board and general corporate governance standards in the company. SSGA FM may also not support a proposal to discharge the board, if a company fails to meet adequate governance standards or board level independence.

When considering the election or re-election of a non-executive director, SSGA FM also considers the number of outside board directorships a non-executive can undertake and attendance at board meetings. In addition, SSGA FM may vote against the election of a director whose biographical disclosures are insufficient to assess his or her role on the board and/or independence.

Although we generally are in favour of the annual election of directors, we recognise that director terms vary considerably in different European markets. SSGA FM may vote against article/ bylaw changes that seek to extend director terms. In addition, in certain markets, SSGA FM may vote against directors if their director terms extend beyond four years.

SSGA FM believes companies should have relevant board level committees for audit, remuneration and nomination oversight. The audit committee is responsible for monitoring the integrity of the financial statements of the company, appointing external auditors, monitoring their qualifications and independence as well their effectiveness and resource levels. Similarly, executive pay is an important aspect of corporate governance, and it should be determined by the board of directors and SSGA FM expects companies to have in place remuneration committees to provide independent oversight over executive pay. SSGA FM may vote against nominees who are executive members of audit or remuneration committees.

In its analysis of boards, SSGA FM considers whether board members have adequate skills to provide effective oversight of corporate strategy, operations and risks, including environmental and social issues. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the skills of board members to address issues such as emerging risks, changes to corporate strategy and diversification of operations and geographic footprint.

In certain European markets it is not uncommon for the election of directors to be presented in a single slate. In these cases, where executives serve on the audit or the remuneration committees, SSGA FM may vote against the entire slate.

SSGA FM may also consider factors such as board performance and directors who appear to be remiss in the performance of their oversight responsibilities. (e.g. fraud, criminal wrongdoing, breach of fiduciary responsibilities)

Indemnification and Limitations on Liability

Generally, SSGA FM supports proposals to limit directors’ liability and/or expand indemnification and liability protection up to the limit provided by law, if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Audit Related Issues

Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting out an internal audit function lies with the audit committee, which should have as members independent non-executive directors.

Appointment of External Auditors

SSGA FM believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should be given the opportunity to vote on their appointment or re-appoint at the annual meeting. When appointing external auditors and approving audit fees, SSGA FM will take into consideration the level of detail in company disclosures and will generally not support such resolutions if adequate breakdown is not provided and if non-audit fees are more than 50% of audit fees. In addition, SSGA FM may vote against members of the audit committee if we have concerns with audit related issues or if the level of non-audit fees to audit fees is significant. In certain circumstances, SSGA FM may consider auditor tenure when evaluating the audit process.

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FM Proxy Voting and Engagement Guidelines

Limit Legal Liability of External Auditors

SSGA FM generally opposes limiting the legal liability of audit firms as we believe this could create a negative impact on the quality of the audit function.

Shareholder Rights and Capital
Related Issues

In some European markets, differential voting rights continue to exist. SSGA FM supports the “one share one vote” policy and favours a share structure where all shares have equal voting rights. SSGA FM believes pre-emption rights should be introduced for shareholders in order to provide adequate protection from being overly diluted from the issuance of new shares or convertible securities to third parties or a small number of select shareholders.

Unequal Voting Rights

SSGA FM generally opposes proposals authorizing the creation of new classes of common stock with superior voting rights and will generally oppose new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, SSGA FM will not support capitalization changes that add classes of stock with undefined voting rights or classes that may dilute the voting interests of existing shareholders. SSGA FM supports proposals to abolish voting caps and capitalization changes that eliminate other classes of stock and/or unequal voting rights.

Increase in Authorized Capital

The ability raise capital is critical for companies to carry out strategy, grow, and achieve returns above their cost of capital. The approval of capital raising activities is fundamental to shareholder’s ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. SSGA FM supports capital increases that have sound business reasons and are not excessive relative to a company’s existing capital base.

Pre-emption rights are a fundamental right for shareholders to protect their investment in a company. Where companies seek to issue new shares whilst dis-applying pre-emption rights, SSGA FM may vote against if such authorities are greater than 20% of the issued share capital. SSGA FM may also vote against resolutions seeking authority to issue capital with pre-emption rights if the aggregate amount allowed seems excessive and is not justified by the board. Generally, we are against capital issuance proposals greater than 100% of the issued share capital when the proceeds are not intended for a specific purpose.

Share Repurchase Programs

SSGA FM generally supports a proposal to repurchase shares, other than if the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, specify the range of premium/discount to market price at which a company can repurchase shares, and the time frame for the repurchase. SSGA FM may vote against share re-purchase requests that allow share re-purchases during a takeover period.

Dividends

SSGA FM generally supports dividend payouts that constitute 30% or more of net income. SSGA FM may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position. Particular attention will be paid where the payment may damage the company’s long-term financial health.

Related Party Transactions

Certain companies in European markets have a controlled ownership structure and have complex cross-shareholdings between subsidiaries and parent companies (related companies). Such structures may result in the prevalence of related-party transactions between the company and its various stakeholders such as directors and management, subsidiaries and shareholders. In markets where shareholders are required to approve such transactions, SSGA FM expects companies to provide details of the transaction, such as the nature, value and purpose of such a transaction. It also encourages independent directors to ratify such transactions. Further, SSGA FM encourages companies to describe the level of independent board oversight and the approval process, including details of any independent valuations provided by financial advisors on related-party transactions.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as

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FM Proxy Voting and Engagement Guidelines

economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSGA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;
•	Strategic rationale;
•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;
•	Offers made at a premium and where there are no other higher bidders; and
•	Offers in which the secondary market price is substantially lower than the net asset value.

SSGA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;
•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and
•	At the time of voting, the current market price of the security exceeds the bid price

Anti–Takeover Measures

European markets have diverse regulations concerning the use of share issuances as takeover defenses with legal restrictions lacking in some markets. SSGA FM supports a one-share, one-vote policy, for example, given that dual-class capital structures entrench certain shareholders and management, insulating them from possible takeovers. SSGA FM opposes unlimited share issuance authorizations as they may be used as antitakeover devices, and they have the potential for substantial voting and earnings dilution. SSGA FM also monitors the duration of authorities to issue shares and whether there are restrictions and caps on multiple issuance authorities during the specified time periods. SSGA FM opposes antitakeover defenses such as authorities for the board, when subject to a hostile takeover, to issue warrants convertible into shares to existing shareholders.

Remuneration

Executive Pay

Despite the differences among the types of plans and awards possible, there is a simple underlying philosophy that guides SSGA FM’s analysis of executive pay—there should be a direct relationship between remuneration and company performance over the long-term.

Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, SSGA FM considers factors such as adequate disclosure of different remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. SSGA FM may oppose remuneration reports where pay seems misaligned with shareholders’ interests. SSGA FM may also vote against the re-election of members of the remuneration committee if we have serious concerns over remuneration practices and the company has not been responsive to shareholder pressure to review its approach.

Equity Incentives Plans

SSGA FM may not support proposals on equity-based incentive plans where insufficient information is provided on matters such as grant limits, performance metrics, performance and vesting periods and overall dilution. SSGA FM does not generally support options under such plans being issued at a discount to market price or plans that allow for re-testing of performance metrics.

Non–Executive Director Pay

In European markets, authorities seeking shareholder approval for non-executive directors’ fees are generally not controversial. SSGA FM generally supports resolutions regarding directors’ fees unless disclosure is poor and we are unable to determine whether they are excessive relative to fees paid by other companies in the same country or industry. SSGA FM will evaluate on a company-by-company basis any non-cash or performance related pay to non-executive directors.

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FM Proxy Voting and Engagement Guidelines

Risk Management

SSGA FM believes that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight on the risk management process established by senior executives at a company. SSGA FM allows boards discretion over how they provide oversight in this area. However, SSGA FM expects companies to disclose how the board provides oversight on its risk management system and to identify key risks facing the company. Boards should also review existing and emerging risks as they can change with a changing political and economic landscape, or as companies diversify or expand their operations into new areas.

Environmental and Social Issues

As a fiduciary, SSGA FM considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSGA FM supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors not only can have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems can also generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, Companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could result in anything from regulation and litigation, physical threats (severe weather, climate change), economic trends as well as shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSGA FM’s team of analysts evaluates these risks and shareholder proposals relating to them on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint. SSGA FM may also take action against the re-election of members of the board if we have serious concerns over ESG practices and the company has not been responsive to shareholder pressure.

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March 2015

FM Proxy Voting and Engagement Guidelines United Kingdom

SSGA Funds Management, Inc.’s, (“SSGA FM”), UK Proxy Voting and Engagement Guidelines outline our expectations of companies listed on stock exchanges in the United Kingdom and Ireland. This policy complements and should be read in conjunction with SSGA FM’s Global Proxy Voting and Engagement Principles, which provide a detailed explanation of SSGA FM’s approach to voting and engaging with companies and SSGA’s Conflicts of Interest Policy.

FM Proxy Voting and Engagement Guidelines United Kingdom

SSGA FM’s UK Proxy Voting and Engagement Guidelines address areas including board structure, audit related issues, capital structure, remuneration, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in global markets, SSGA FM considers market specific nuances in the manner that we believe will most likely protect and promote the long-term economic value of client investments. SSGA FM expects companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines and corporate governance codes. When we feel that a country’s regulatory requirements do not address some of the key philosophical principles that SSGA FM believes are fundamental to its global voting guidelines, we may hold companies in such markets to our global standards.

In its analysis and research into corporate governance issues in the UK and Ireland, SSGA FM expects all companies, regardless of domicile, that obtain a primary listing on the London Stock Exchange or the Irish Stock Exchange to comply with the UK Corporate Governance Code. Companies should provide detailed explanations under the Code’s ‘comply or explain’ approach, especially where they fail to meet requirements and why any such non-compliance wouldserve shareholders’ long-term interests.

SSGA FM’s Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Corporate Governance Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting as well as environmental and social issues. SSGA FM has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSGA FM engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSGA FM’s active fundamental and EMEA investment teams; collaborating on issuer engagement and providing input on company specific fundamentals. SSGA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in the UK and European markets.

SSGA FM is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with the UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practice, where applicable and consistent with our fiduciary duty.

Directors and Boards

SSGA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSGA FM votes for the election/re-election of directors on a case-by-case basis after considering various factors including general market practice and availability of information on director skills and expertise. In principle, SSGA FM believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices.

A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests.

SSGA FM’s broad criteria for director independence in UK companies include factors such as:

•	Participation in related-party transactions and other business relations with the company;
•	Employment history with company;
•	Excessive tenure and a preponderance of long-tenured directors:
•	Relations with controlling shareholders; and
•	Family ties with any of the company’s advisers, directors or senior employees.

When considering the election or re-election of a director, SSGA FM also considers the number of outside board directorships a non-executive and an executive may undertake as well as attendance at board meetings. In addition, SSGA FM monitors other factors that may influence the independence of a non-executive director, such as performance related pay, cross-directorships, significant

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FM Proxy Voting and Engagement Guidelines United Kingdom

shareholdings and tenure. SSGA FM supports the annual election of directors.

While SSGA FM is generally supportive of having the roles of chairman and CEO separated in the UK market, SSGA FM assesses the division of responsibilities between chairman and CEO on a case-by-case basis, giving consideration to factors such as the company’s specific circumstances, overall level of independence on the board and general corporate governance standards in the company. Similarly, SSGA FM will monitor for circumstances where a combined chairman/CEO is appointed or where a former CEO becomes chairman.

SSGA FM may also consider factors such as board performance and directors who appear to be remiss in the performance of their oversight responsibilities when considering their suitability for reappointment. (e.g. fraud, criminal wrongdoing, breach of fiduciary responsibilities).

SSGA FM believes companies should have committees for audit, remuneration and nomination oversight. The audit committee is responsible for monitoring the integrity of the financial statements of the company, appointing external auditors, monitoring their qualifications and independence as well their effectiveness and resource levels. Similarly, executive pay is an important aspect of corporate governance, and it should be determined by the board of directors and SSGA FM expects companies to have in place remuneration committees to provide independent oversight over executive pay. SSGA FM will vote against nominees who are executive members of audit or remuneration committees.

In its analysis of boards, SSGA FM considers whether board members have adequate skills to provide effective oversight of corporate strategy, operations and risks, including environmental and social issues. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the skills of board members to address issues such as emerging risks, changes to corporate strategy and diversification of operations and geographic footprint. The nomination committee is responsible for evaluating and keeping under review the balance of skills, knowledge and experience of the board and ensuring that adequate succession plans are in place for directors and the CEO. SSGA FM may vote against the re-election of members of the nomination committee if, over time, the board has failed to address concerns over board structure or succession.

Indemnification and Limitations on Liability

Generally, SSGA FM supports proposals to limit directors’ liability and/or expand indemnification and liability protection up to the limit provided by law, if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in.

Audit Related Issues

Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting out an internal audit function lies with the audit committee, which should have as members independent non-executive directors.

Appointment of External Auditors

SSGA FM believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should be given the opportunity to vote on their appointment or re-appoint at the annual meeting. When appointing external auditors and approving audit fees, SSGA FM will take into consideration the level of detail in company disclosures and will generally not support such resolutions if an adequate breakdown is not provided and if non-audit fees are more than 50% of audit fees. In addition, SSGA FM may vote against members of the audit committee if we have concerns with audit related issues or if the level of non-audit fees to audit fees is significant. In certain circumstances, SSGA FM may consider auditor tenure when evaluating the audit process.

Limit Legal Liability of External Auditors

SSGA FM generally opposes limiting the legal liability of audit firms as we believe this could create a negative impact on the quality of the audit function.

Shareholder Rights and Capital Related Issues

Share Issuances

The ability to raise capital is critical for companies to carry out strategy, grow, and achieve returns above their cost of capital. The approval of capital raising activities is fundamental to shareholder’s ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. SSGA FM supports capital increases that have sound business reasons and are not excessive relative to a company’s existing capital base.

Pre-emption rights are a fundamental right for shareholders to protect their investment in a company. Where companies seeks to issue new shares whilst dis-applying pre-emption rights, SSGA FM may vote against if such authorities are greater than 20% of the issued share capital. SSGA FM may also vote against resolutions seeking authority to issue capital with pre-emption rights if the aggregate amount allowed seems excessive and is not justified by the board. Generally, we are against capital issuance proposals greater than 100% of the issued share capital when the proceeds are not intended for a specific purpose.

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FM Proxy Voting and Engagement Guidelines United Kingdom

Share Repurchase Programs

SSGA FM generally supports a proposal to repurchase shares, other than if the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, specify the range of premium/discount to market price at which a company can repurchase shares, and the time frame for the repurchase. SSGA FM may vote against share re-purchase requests that allow share re-purchases during a takeover period.

Dividends

SSGA FM generally supports dividend payouts that constitute 30% or more of net income. SSGA FM may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position. Particular attention will be paid where the payment may damage the company’s long term financial health.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSGA FM will generally support transactions that maximize share-holder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;
•	Strategic rationale;
•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;
•	Offers made at a premium and where there are no other higher bidders; and
•	Offers in which the secondary market price is substantially lower than the net asset value.

SSGA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;
•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and
•	At the time of voting, the current market price of the security exceeds the bid price.

Anti-Takeover Measures

SSGA FM opposes antitakeover defenses such as authorities for the board when subject to a hostile takeover to issue warrants convertible into shares to existing shareholders.

Remuneration

Executive Pay

Despite the differences among the types of plans and awards possible, there is a simple underlying philosophy that guides SSGA FM’s analysis of executive pay—there should be a direct relationship between remuneration and company performance over the long-term.

Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration policies and reports, SSGA FM considers factors such as adequate disclosure of different remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. SSGA FM may oppose remuneration reports where pay seems misaligned with shareholders’ interests. SSGA FM may also vote against the re-election of members of the remuneration committee if we have serious concerns over remuneration practices and the company has not been responsive to shareholder pressure.

Equity Incentives Plans

SSGA FM may not support proposals on equity-based incentive plans where insufficient information is provided on matters such as grant limits, performance metrics, performance and vesting periods and overall dilution. SSGA FM does not generally support options under such plans being issued at a discount to market price or plans that allow for re-testing of performance metrics.

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FM Proxy Voting and Engagement Guidelines United Kingdom

Non-Executive Director Pay

Authorities seeking shareholder approval for non-executive directors’ fees are generally not controversial. SSGA FM generally supports resolutions regarding directors’ fees unless disclosure is poor and we are unable to determine whether they are excessive relative to fees paid by other companies in the same country or industry. SSGA FM will evaluate on a company- by-company basis any non-cash or performance related pay to non-executive directors.

Risk Management

SSGA FM believes that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight on the risk management process established by senior executives at a company. SSGA FM allows boards discretion over how they provide oversight in this area. However, SSGA FM expects companies to disclose how the board provides oversight on its risk management system and to identify key risks facing the company. Boards should also review existing and emerging risks as they can change with a changing political and economic landscape, or as companies diversify or expand their operations into new areas.

Environmental and Social Issues

As a fiduciary, SSGA FM considers the financial and economic implications of environmental and social issues first and foremost.In this regard, SSGA FM supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors not only can have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems can also generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could result in anything from regulation and litigation, physical threats (severe weather, climate change), economic trends as well as shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSGA FM’s team of analysts evaluates these risks and shareholder proposals relating to them on an issuer by issuer basis; understanding that≈environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint. SSGA FM may also take action against the re-election of members of the board if we have serious concerns over ESG practices and the company has not been responsive to shareholder pressure.

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March 2015

FM Proxy Voting and Engagement Guidelines

Emerging Markets

SSGA Funds Management, Inc.’s (“SSGA FM”) Emerging Market Proxy Voting and Engagement Guidelines cover different corporate governance frameworks and practices in emerging markets. This policy complements and should be read in conjunction with SSGA FM’s overarching Global Proxy Voting and Engagement Principles which provides a detailed explanation of SSGA FM’s approach to voting and engaging with companies, and SSGA’s Conflicts of Interest Policy.

FM Proxy Voting and Engagement Guidelines

At SSGA FM, we recognize that countries in emerging markets are disparate in their corporate governance frameworks and practices. Concurrent with developing a company specific voting and engagement program, SSGA FM also evaluates the various factors that play into the corporate governance framework of a country. These factors include: (i) the macroeconomic conditions and broader political system in a country; (ii) quality of regulatory oversight, enforcement of property and shareholder rights; and (iii) the independence of judiciary—to name a few. While emerging market countries tend to pose broad common governance issues across all markets, such as concentrated ownership, poor disclosure of financial and related-party transactions, and weak enforcement of rules and regulation, SSGA FM’s emerging market proxy voting policy is designed to identify and address specific governance concerns in each market.

SSGA FM’s Proxy Voting and Engagement Philosophy in Emerging Markets

SSGA FM’s approach to proxy voting and issuer engagement in emerging markets is designed to increase the value of our investments through the mitigation of governance risks. Since the overall quality of the corporate governance framework in an emerging market country drives the level of governance risks investors assign to a country, improving the macro governance framework in a country may help reduce governance risks, in turn, increasing the overall value of SSGA FM’s holdings over time. Therefore, in order to improve the overall governance framework and practices in a country, members of our proxy voting and engagement team endeavor to visit emerging market countries and meet with representatives from regulatory agencies and stock markets to highlight potential concerns with the macro governance framework of a country. SSGA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in emerging markets. To help mitigate company specific risk, the team works alongside members of the active fundamental and emerging market teams to engage with emerging market companies on governance issues and address any specific concerns or to get more information regarding shareholder items that are to be voted on at upcoming shareholder meetings. This integrated approach to engagement drives SSGA FM’s proxy voting and engagement philosophy in emerging markets.

SSGA FM’s proxy voting guidelines in emerging markets addresses six broad areas:

•	Directors and Boards;
•	Accounting and Audit Related Issues;
•	Shareholder Rights and Capital Related Issues;
•	Remuneration;
•	Environmental and Social Issues; and
•	General/Routine Issues.

Directors and Boards

SGA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. However, several factors such as low overall independence level requirements by market regulators, poor biographical disclosure of director profiles, prevalence of related-party transactions and the general resistance from controlling shareholders to increase board independence renders the election of directors as one of the most important fiduciary duties SSGA FM performs in emerging market companies.

SSGA FM votes for the election/re-election of directors on a case-by-case basis after considering various factors including general market practice and availability of information on director skills and expertise.

SSGA FM’s broad criteria for director independence in emerging market companies include factors such as:

•	Participation in related-party transactions;
•	Employment history with company;
•	Relations with controlling shareholders and other
•	employees; and
•	Attendance levels.

Audit Related Issues

The disclosure and availability of reliable financial statements in a timely manner is imperative for the investment process. As a result, board oversight of internal controls and the independence of the audit process are essential if investors are to rely on financial statements. SSGA FM believes that audit committees provide the necessary oversight on the selection and appointment of auditors, a company’s internal controls and accounting policies, and the overall audit process. In emerging markets, SSGA FM encourages boards to appoint an audit committee composed of a majority of independent auditors.

Appointment of External Auditors

SSGA FM believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should be given the opportunity to vote on their appointment or re-appoint at the annual meeting. SSGA FM believes that it is imperative for audit committees to select outside auditors who are independent from management.

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FM Proxy Voting and Engagement Guidelines

Shareholder Rights and Capital
Related Issues

SSGA FM believes that changes to a company’s capital structure such as changes in authorized share capital, share repurchase and debt issuances are critical decisions made by the board. SSGA FM believes the company should have a well explained business rationale that is consistent with corporate strategy and should not overly dilute its shareholders.

Related Party Transcations

Most companies in emerging markets have a controlled ownership structure that often include complex cross-shareholding between subsidiaries and parent companies (“related companies”). As a result, there is a high prevalence of related-party transactions between the company and its various stakeholders such as directors and management. In addition, inter-group loan and loan guarantees provided to related companies are some of the other related-party transactions that increase the risk profile of companies. In markets where shareholders are required to approve such transactions, SSGA FM expects companies to provide details of the transaction, such as the nature, value and purpose of such a transaction. It also encourages independent directors to ratify such transactions. Further, SSGA FM encourages companies to describe the level of independent board oversight and the approval process, including details of any independent valuations provided by financial advisors on related-party transactions.

Share Repurchase Programs

With regard to share repurchase programs, SSGA FM expects companies to clearly state the business purpose for the program, a definitive number of shares to be repurchase.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSGA FM evaluates mergers and structural reorganizations on a case-by-case basis. SSGA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;
•	Strategic rationale;
•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;
•	Offers made at a premium and where there are no other higher bidders; and
•	Offers in which the secondary market price is substantially lower than the net asset value.

SSGA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;
•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and
•	At the time of voting, the current market price of the security exceeds the bid price.

SSGA will actively seek direct dialogue with the board and management of companies we have identified through our screening processes. Such engagements may lead to further monitoring to ensure the company improves its governance or sustainability practices. In these cases, the engagement process represents the most meaningful opportunity for SSGA to protect long-term shareholder value from excessive risk due to poor governance and sustainability practices.

Remuneration

SSGA FM considers it to be the board’s responsibility to set appropriate level of executive compensation. Despite the differences among the types of plans and the awards possible, there is a simple underlying philosophy that guides SSGA FM’s analysis of executive compensation; there should be a direct relationship between executive compensation and company performance over the long term. In emerging markets we encourage companies to disclose information on senior executive remuneration.

With regard to director remuneration, SSGA FM supports director pay provided the amounts are not excessive relative to other issuers in the market or industry and are not overly dilutive to existing shareholders.

Environmental and Social Issues

As a fiduciary, SSGA FM considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSGA FM supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors can not only have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental

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FM Proxy Voting and Engagement Guidelines

and social management systems generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. Companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change.In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSGA FM’s team of analysts evaluates these risks on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint.

In emerging markets, shareholders seldom vote on environmental and social issues. Therefore, SSGA FM addresses a company’s approach to identifying and managing environmental and social risks stemming for various aspects of its operations in its one-on-one engagement with companies.

General/Routine Issues

Some of the other issues that are routinely voted on in emerging markets include approving the allocation of income and accepting financial statements and statutory reports. For these voting items, SSGA FM’s policies consider several factors including historical dividend payouts, pending litigation, governmental investigation, charges of fraud or other indication of significant concerns.

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March 2015

FM Proxy Voting and Engagement Guidelines

Japan

SSGA Funds Management, Inc.’s, (“SSGA FM”) Japan Proxy Voting and Engagement Guidelines complement and should be read in conjunction with SSGA FM’s overarching Global Proxy Voting and Engagement Principles, which provide a detailed explanation of SSGA FM’s approach to voting and engaging with companies, and SSGA’s Conflicts of Interest Policy.

FM Proxy Voting and Engagement Guidelines

SSGA FM’s Proxy Voting and Engagement Guidelines in Japan address areas including; board structure, audit related issues, capital structure, remuneration, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in Japan, SSGA FM takes into consideration the unique aspects of Japanese corporate governance structures. We recognize that under Japanese corporate law, companies may choose between two structures of corporate governance: the statutory auditor system or the committee structure. Most Japanese boards predominantly consist of executives and non-independent outsiders affiliated through commercial relationships or cross-shareholdings. Nonetheless, when evaluating companies, SSGA FM expects Japanese companies to address conflicts of interest, risk management and demonstrate an effective process for monitoring management. In its analysis and research into corporate governance issues in Japanese companies, SSGA FM also considers guidance issued by the Corporate Law Subcommittee of the Legislative Council within the Ministry of Justice as well as private study groups.

SSGA FM’s Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Corporate Governance Team consists of investment professionals with expertise in corporate governance and company law, remuneration, and environmental and social issues. SSGA FM has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSGA FM engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSGA FM’s active investment teams; collaborating on issuer engagement and providing input on company specific fundamentals. SSGA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in Japan.

SSGA FM is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with
UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practice, where applicable and consistent with our fiduciary duty.

Directors and Boards

SSGA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSGA FM votes for the election/re-election of directors on a case-by-case basis after considering various factors including general market practice.

Japanese companies have the option of having a traditional board of directors with statutory auditors, or a board with a committee structure. Most Japanese issuers prefer the traditional statutory auditor structure. Statutory auditors act in a quasi-compliance role as they are not involved in strategic decision-making nor are they part of the formal management decision process. Statutory auditors attend board meetings but do not have voting rights at the board; however, they have the right to seek an injunction and conduct broad investigations of unlawful behavior in the company’s operations.

SSGA FM will support the election of statutory auditors, unless the outside statutory auditor nominee is regarded as non-independent based on SSGA FM criteria, the outside statutory auditor has attended less than 75 percent of meetings of the board of directors or board of statutory auditors during the year under review, or the statutory auditor has been remiss in the performance of their oversight responsibilities (fraud, criminal wrong doing, breach of fiduciary responsibilities).

For companies with a statutory auditor structure there is no legal requirement that boards have outside directors, however, SSGA FM believes there should be a transparent process of independent and external monitoring of management on behalf of shareholders.

•	SSGA FM believes that non-controlled Japanese companies should appoint at least one outside director, otherwise, SSGA FM will oppose the top executive who is responsible for the director nomination process; and
•	For controlled companies with a statutory auditor structure, SSGA FM will oppose the top executive, if the board does not have at least two outside directors.

For companies with a committee structure, SSGA FM votes for the election/re-election of directors on a case-by-case basis after considering general market practice, as well as

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FM Proxy Voting and Engagement Guidelines

the independence of the nominee. SSGA FM also takes into consideration the overall independence level of the committees. In determining director independence, SSGA FM considers the following factors:

•	Participation in related-party transactions and other business relations with the company;
•	Past employment with the company;
•	Provides professional services to the company; and
•	Family ties with the company.

Regardless of board structure, SSGA FM may oppose the election of a director for the following reasons:

•	Failure to attend board meetings; or
•	In instances of egregious actions related to a director’s service on the board.

Indemnification and Limitations on Liability

Generally, SSGA FM supports proposals to limit directors’ and statutory auditors’ liability and/or expand indemnification and liability protection up to the limit provided by law, if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. SSGA FM believes limitations and indemnification are necessary to attract and retain qualified directors.

Audit Related Items

SSGA FM believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should have the opportunity to vote on their appointment at the annual meeting.

Ratifying External Auditors

SSGA FM will generally support the appointment of external auditors unless the external auditor is perceived as being non-independent and there are concerns about the accounts presented and the audit procedures followed.

Limit Legal Liability of External Auditors

SSGA FM generally opposes limiting the legal liability of audit firms as we believe this could create a negative impact on the quality of the audit function.

Capital Structure, Reorganization and Mergers

SSGA FM supports the “one share one vote” policy and favors a share structure where all shares have equal voting rights. SSGA FM supports proposals to abolish voting caps or multiple voting rights and will oppose measures to introduce these types of restrictions on shareholder rights.

SSGA FM believes pre-emption rights should be introduced for shareholders in order to provide adequate protection from being overly diluted from the issuance of new shares or convertible securities to third parties or a small number of select shareholders.

Unequal Voting Rights

SSGA FM generally opposes proposals authorizing the creation of new classes of common stock with superior voting rights and will generally oppose new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, SSGA FM will not support capitalization changes that add classes of stock with undefined voting rights or classes that may dilute the voting interests of existing shareholders.

However, SSGA FM will support capitalization changes that eliminate other classes of stock and/or unequal voting rights.

Increase in Authorized Capital

SSGA FM generally supports increases in authorized capital where the company provides an adequate explanation for the use of shares. In the absence of an adequate explanation, SSGA FM may oppose the request if the increase in authorized capital exceeds 100 percent of the currently authorized capital. Where share issuance requests exceed our standard threshold, SSGA FM will consider the nature of the specific need, such as mergers and acquisitions and stock splits.

Dividends

SSGA FM generally supports dividend payouts that constitute 30% or more of net income. SSGA FM may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position. Particular attention will be paid where the payment may damage the company’s long term financial health.

Share Repurchase Programs

Companies are allowed under Japan Corporate Law to amend their articles to authorize the repurchase of shares at the board’s discretion. SSGA FM will oppose an amendment to articles allowing the repurchase of shares at the board’s discretion. SSGA FM believes the company should seek shareholder approval for a share repurchase program at each year’s AGM, providing shareholders the right to evaluate the purpose of the repurchase.

SSGA FM generally supports a proposal to repurchase shares, other than if the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase. SSGA FM may vote against share repurchase requests that allow share repurchases during a takeover period.

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FM Proxy Voting and Engagement Guidelines

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSGA FM evaluates mergers and structural reorganizations on a case-by-case basis. SSGA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;
•	Strategic rationale;
•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;
•	Offers made at a premium and where there are no other higher bidders; and
•	Offers in which the secondary market price is substantially lower than the net asset value.

SSGA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;
•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and
•	At the time of voting, the current market price of the security exceeds the bid price.

Anti-Takeover Measures

In general, SSGA FM believes that adoption of poison pills that have been structured to protect management and to prevent takeover bids from succeeding is not in shareholders’ interest. A shareholder rights plan may lead to management entrenchment and discourage legitimate tender offers and acquisitions. Even if the premium paid to companies with a shareholder rights plan is higher than that offered to unprotected firms, a company’s chances of receiving a takeover offer in the first place may be reduced by the presence of a shareholder rights plan.

Proposals that reduce shareholders’ rights or have the effect of entrenching incumbent management will not be supported.

Proposals that enhance the right of shareholders to make their own choices as to the desirability of a merger or other proposal are supported.

Shareholder Rights Plans

In evaluating poison pills, the following conditions must be met before SSGA FM will recommend a vote in favor.

SSGA FM will support the adoption or renewal of a Japanese issuer’s shareholder rights plans (“poison pill”) if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, andښ(iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced.

SSGA FM will vote for an amendment to a shareholder rights plan (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, or (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced).

Compensation

In Japan, excessive compensation is rarely an issue. Rather, the problem is the lack of connection between pay and performance. Fixed salaries and cash retirement bonuses tend to comprise a significant portion of the compensation structure while performance-based pay is generally a small portion of the total pay. SSGA FM, where possible, seeks to encourage the use of performance based compensation in Japan as an incentive for executives and as a way to align interests with shareholders.

Approve Adjustment to Aggregate Compensation Ceiling for Directors

Remuneration for directors is generally reasonable. Typically, each company sets the director compensation parameters as an aggregate thereby limiting the total pay to all directors. When requesting a change, a company must disclose the last time the ceiling was adjusted and management provides the rationale for the ceiling increase. SSGA FM will generally support proposed increases to the ceiling if the company

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FM Proxy Voting and Engagement Guidelines

discloses the rationale for the increase. SSGA FM may oppose proposals to increase the ceiling if there has been corporate malfeasance or sustained poor performance.

Approve Annual Bonuses for Directors/Statutory Auditors

In Japan, since there are no legal requirements that mandate companies to seek shareholder approval before awarding a bonus, SSGA FM believes that existing shareholder approval of the bonus should be considered best practice. As a result, SSGA FM supports management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period.

Approve Retirement Bonuses for Directors/Statutory Auditors

Retirement bonuses make up a sizeable portion of directors’ and auditors’ lifetime compensation and are based on board tenure. While many companies in Japan have abolished this practice, there remain many proposals seeking shareholder approval for the total amounts paid to directors and statutory auditors as a whole. In general, SSGA FM supports these payments unless the recipient is an outsider or in instances where the amount is not disclosed.

Approve Stock Plan

Most option plans in Japan are conservative, particularly at large companies. Japan corporate law requires companies to disclose the monetary value of the stock options for directors and/or statutory auditors. Some companies do not disclose the maximum number of options that can be issued per year and shareholders are unable to evaluate the dilution impact. In this case, SSGA FM cannot calculate the dilution level and, therefore, SSGA FM may oppose such plans for poor disclosure. SSGA FM also opposes plans that allow for the repricing of the exercise price.

Deep Discount Options

As Japanese companies move away from the retirement bonus system, deep discount options plans have become more popular. Typically, the exercise price is set at JPY 1 per share. SSGA FM evaluates deep discount options using the same criteria used to evaluate stock options as well as considering the vesting period.

Environmental and Social Issues

As a fiduciary, SSGA FM considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSGA FM supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors can not only have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. Companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSGA FM’s team of analysts evaluates these risks on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint.

Miscellaneous/Routine Items

Expansion of Business Activities

Japanese companies’ articles of incorporation strictly define the types of businesses in which a company is permitted to engage. In general, SSGA FM views proposals to expand and diversify the company’s business activities as routine and non-contentious. SSGA FM will monitor instances where there has been an inappropriate acquisition and diversification away from the company’s main area of competence, which resulted in a decrease of shareholder value.

More Information

Any client who wishes to receive information on how its proxies were voted should contact its SSGA FM relationship manager.

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March 2015

FM Proxy Voting and Engagement Guidelines

Australia

SSGA Funds Management, Inc.’s (“SSGA FM”) Australia Proxy Voting and Engagement Guidelines outline our expectations of companies listed on stock exchanges in Australia. This policy complements and should be read in conjunction with SSGA FM’s Global Proxy Voting and Engagement Principles which provide a detailed explanation of SSGA FM’s approach to voting and engaging with companies, and SSGA’s Conflict of Interest Policy.

FM Proxy Voting and Engagement Guidelines

SSGA FM’s Australia Proxy Voting and Engagement Guidelines address areas including board structure, audit related issues, capital structure, remuneration, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in global markets, SSGA FM considers market specific nuances in the manner that we believe will most likely protect and promote the long-term economic value of client investments. SSGA FM expects companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines and corporate governance codes. When we feel that a country’s regulatory requirements do not address some of the key philosophical principles that SSGA FM believes are fundamental to its global voting guidelines, we may hold companies in such markets to our global standards.

In its analysis and research in to corporate governance issues in Australia, SSGA FM expects all companies at a minimum to comply with the ASX Corporate Governance Principles. Companies should provide detailed explanations under the Principles’ ‘comply or explain’ approach, especially where they fail to meet requirements and why any such non-compliance would serve shareholders’ long-term interests. On some governance matters, such as composition of audit committees, we hold Australian companies to our global standards requiring all directors on the committee to be independent of management.

SSGA FM’s Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Corporate Governance Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting as well as environmental and social issues. SSGA FM has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSGA FM engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSGA FM’s active fundamental and the Asia-Pacific (“APAC”) investment teams; collaborating on issuer engagement and providing input on company specific fundamentals. SSGA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in the region.

SSGA FM is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with the UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practice, where applicable and consistent with our fiduciary duty.

Directors and Boards

SSGA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSGA FM votes for the election/re-election of directors on a case-by-case basis after considering various factors including general market practice and availability of information on director skills and expertise. In principle, SSGA FM believes independent directors are crucial to good corporate governance and help management establish sound ESG policies and practices. A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests.

SSGA FM’s broad criteria for director independence in Australian companies include factors such as:

•	Participation in related-party transactions and other business relations with the company;
•	Employment history with company;
•	Relations with controlling shareholders; and
•	Family ties with any of the company’s advisers, directors or senior employees.
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FM Proxy Voting and Engagement Guidelines

When considering the election or re-election of a director, SSGA FM also considers the number of outside board director-ships a non-executive and an executive may undertake as well as attendance at board meetings. In addition, SSGA FM monitors other factors that may influence the independence of a non-executive director, such as performance related pay, cross-directorships, significant shareholdings and tenure. SSGA FM supports the annual election of directors and encourages Australian companies to adopt this practice.

While SSGA FM is generally supportive of having the roles of chairman and CEO separated in the Australia market, SSGA FM assesses the division of responsibilities between chairman and CEO on a case-by-case basis, giving consideration to factors such as the company’s specific circumstances, overall level of independence on the board and general corporate governance standards in the company. Similarly, SSGA FM will monitor for circumstances where a combined chairman/CEO is appointed or where a former CEO becomes chairman.

SSGA FM may also consider factors such as board performance and directors who appear to be remiss in the performance of their oversight responsibilities when considering their suitability for reappointment. (e.g. fraud, criminal wrongdoing, breach of fiduciary responsibilities)

SSGA FM believes companies should have committees for audit, remuneration and nomination oversight. The audit committee is responsible for monitoring the integrity of the financial statements of the company, appointing external auditors, monitoring their qualifications and independence as well their effectiveness and resource levels. Australian Corporate Governance Principles requires ASX listed companies to have an audit committee of at least three members all of whom are non-executive directors and a majority of whom are independent directors. It also requires that the committee be chaired by an independent director who is not the chair of the board. SSGA FM holds Australian companies to its global standards for developed financial markets, by requiring that all members of the audit committee be independent directors.

In its analysis of boards, SSGA FM considers whether board members have adequate skills to provide effective oversight of corporate strategy, operations and risks, including environmental and social issues. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the skills of board members to address issues such as emerging risks, changes to corporate strategy and diversification of operations and geographic footprint. The nomination committee is responsible for evaluating and keeping under review the balance of skills, knowledge and experience of the board and ensuring that adequate succession plans are in place for directors and the CEO. SSGA FM may vote against the re-election of members of the nomination committee if, over time, the board has failed to address concerns over board structure or succession.

Executive pay is another important aspect of corporate governance. SSGA FM believes that executive pay should be determined by the board of directors and SSGA FM expects companies to have in place remuneration committees to provide independent oversight over executive pay. Australian Corporate Governance Principles requires ASX listed companies to have a remuneration committee of at least three members all of whom are non-executive directors and a majority of whom are independent directors. Since Australia has a non-binding vote on pay with a two-strike rule requiring a board spill in the event of a second strike, SSGA FM believes that the vote provides investors a mechanism to address concerns it may have on the quality of oversight provided by the board on remuneration issues. Accordingly SSGA FM voting guidelines accommodate local market practice.

Indemnification and limitations on liability

Generally, SSGA FM supports proposals to limit directors’ liability and/or expand indemnification and liability protection up to the limit provided by law, if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Audit Related Issues

Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting out an internal audit function lies with the audit committee, which should have as members independent non-executive directors.

Appointment of External Auditors

SSGA FM believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should be given the opportunity to vote on their appointment or re-appoint at the annual meeting. When appointing external auditors and approving

State Street Global Advisors	3

FM Proxy Voting and Engagement Guidelines

audit fees, SSGA FM will take into consideration the level of detail in company disclosures and will generally not support such resolutions if adequate breakdown is not provided and if non-audit fees are more than 50% of audit fees. In addition, SSGA FM may vote against members of the audit committee if we have concerns with audit related issues or if the level of non-audit fees to audit fees is significant. In certain circumstances, SSGA FM may consider auditor tenure when evaluating the audit process.

Shareholder Rights and Capital
Related Issues

Share Issuances

The ability to raise capital is critical for companies to carry out strategy, grow, and achieve returns above their cost of capital. The approval of capital raising activities is fundamental to shareholders’ ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. SSGA FM supports capital increases that have sound business reasons and are not excessive relative to a company’s existing capital base.

Pre-emption rights are a fundamental right for shareholders to protect their investment in a company. Where companies seeks to issue new shares whilst dis-applying pre-emption rights, SSGA FM may vote against if such authorities are greater than 20% of the issued share capital. SSGA FM may also vote against resolutions seeking authority to issue capital with pre-emption rights if the aggregate amount allowed seems excessive and is not justified by the board. Generally, we are against capital issuance proposals greater than 100% of the issued share capital when the proceeds are not intended for specific purpose.

Share Repurchase Programs

SSGA FM generally supports a proposal to repurchase shares, other than if the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase. SSGA FM may vote against share re-purchase requests that allow share re-purchases during a takeover period.

Dividends

SSGA FM generally supports dividend payouts that constitute 30% or more of net income. SSGA FM may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position. Particular attention will be paid where the payment may damage the company’s long-term financial health.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported. SSGA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;
•	Strategic rationale;
•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;
•	Offers made at a premium and where there are no other higher bidders; and
•	Offers in which the secondary market price is substantially lower than the net asset value.

SSGA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;
•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and
•	At the time of voting, the current market price of the security exceeds the bid price.

Anti-Takeover Measures

SSGA FM opposes antitakeover defenses, such as authorities for the board, when subject to a hostile takeover, to issue warrants convertible into shares to existing shareholders.

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FM Proxy Voting and Engagement Guidelines

Remuneration

Executive Pay

There is a simple underlying philosophy that guides SSGA FM’s analysis of executive pay—there should be a direct relationship between remuneration and company performance over the long-term. Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, SSGA FM considers factors such as adequate disclosure of different remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long term and short term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. SSGA FM may oppose remuneration reports where there seems to be a misalignment between pay and shareholders’ interests and where incentive policies and schemes have a re-test option or feature. SSGA FM may also vote against the re-election of members of the remuneration committee if we have serious concerns over remuneration practices and the company has not been responsive to shareholder pressure to review its approach.

Equity Incentives Plans

SSGA FM may not support proposals on equity-based incentive plans where insufficient information is provided on matters such as grant limits, performance metrics, performance and vesting periods and overall dilution. SSGA FM does not generally support options under such plans being issued at a discount to market price or plans that allow for re-testing of performance metrics.

Non-Executive Director Pay

Authorities seeking shareholder approval for non-executive directors’ fees are generally not controversial. SSGA FM generally supports resolutions regarding directors’ fees unless disclosure is poor and we are unable to determine whether they are excessive relative to fees paid by other companies in the same country or industry. SSGA FM will evaluate on a company-by-company basis any non-cash or performance related pay to non-executive directors.

Risk Management

SSGA FM believes that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight on the risk management process established by senior executives at a company. SSGA FM allows boards discretion over how they provide oversight in this area. However, SSGA FM expects companies to disclose how the board provides oversight on its risk management system and to identify key risks facing the company. Boards should also review existing and emerging risks as they can change with a changing political and economic landscape, or as companies diversify or expand their operations into new areas.

Environmental and Social Issues

As a fiduciary, SSGA FM considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSGA FM supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors not only can have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems can also generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could result in anything from regulation and litigation, physical threats (severe weather, climate change), economic trends as well as shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSGA FM’s team of analysts evaluates these risks and shareholder proposals relating to them on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint. SSGA FM may also take action against the re-election of members of the board if we have serious concerns over ESG practices and the company has not been responsive to shareholder pressure.

State Street Global Advisors	5

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW

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2000, Australia • Telephone: +612 9240-7600 • Facsimile: +612 9240-7611. Belgium: State Street Global Advisors Belgium, Office Park Nysdam, 92 Avenue Reine Astrid, B-1310 La Hulpe, Belgium • Telephone: +32 2 663 2036 • Facsimile: +32 2 672 2077. State Street Global Advisors Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, 1-514-282-2484 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6 • Telephone: +647-775-5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates • Telephone: +971 (0)4-4372800 • Facsimile: +971 (0)4-4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France • Telephone: (+33) 1 44 45 40 00 • Facsimile: (+33) 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich • Telephone: +49 (0)89-55878-100 • Facsimile: +49 (0)89-55878-440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong • Telephone: +852 2103-0288 • Facsimile: +852 2103-0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers • Telephone: +353 (0)1 776 3000 • Facsimile: +353 (0)1 776 3300. Italy: State Street Global Advisors Italy, Sede Secondaria di Milano, Via dei Bossi, 4 20121 Milan, Italy • Telephone: +39 02 32066 100 • Facsimile: +39 02 32066 155. State Street Global Advisors Italy is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239 • Telephone: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands • Telephone: + 31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D) • Telephone: +65 6826-7500 • Facsimile: +65 6826-7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich • Telephone: +41 (0)44 245 70 00 • Facsimile: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ • Telephone: +020 3395 6000 • Facsimile: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900 • Telephone: (617) 664-4738. Web: SSGA.com

The views expressed in this material are the views of State Street Global Advisors Corporate Governance Team through the period ended March 17, 2014 and are subject to change based on market and other conditions. This document contains certain statements that may be deemed forward-looking statements. Please note that any such statements are not guarantees of any future performance and actual results or developments may differ materially from those projected.

State Street Global Advisors generally delegates commodities management for separately managed accounts to State Street Global Advisors FM, a wholly owned subsidiary of State Street and an affiliate of State Street Global Advisors. State Street Global Advisors FM is registered as a commodity trading advisor (“CTA”) with the Commodity Futures Trading Commission and National Futures Association.

This communication is not specifically directed to investors of separately managed accounts (SMA) utilizing futures, options on futures or swaps. State Street Global Advisors FM CTA clients should contact State Street Global Advisors Relationship Management for important CTA materials.

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Investing involves risk including the risk of loss of principal.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’s express written consent.

The information provided does not constitute investment advice and it should not be relied on as such. It should not be considered a solicitation to buy or an offer to sell a security. It does not take into account any investor’s particular investment objectives, strategies, tax status or investment horizon. You should consult your tax and financial advisor. All material has been obtained from sources believed to be reliable. There is no representation or warranty as to the accuracy of the information and State Street shall have no liability for decisions based on such information.

State Street Global Advisors is the investment management business of State Street Corporation (NYSE: STT), one of the world’s leading providers of financial services to institutional investors.

SSGA.com

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Northern Lights Variable Trust

PART C

OTHER INFORMATION

ITEM 28.

EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated November 4, 2004. Previously filed on February 14, 2006 as Exhibit (a)(1) to the Registrant’s Registration Statement on Form N-1A (File numbers 811-21853 and 333-131820)(hereinafter referred to as the “Registrant’s Registration Statement”), and hereby incorporated by reference.
(a)(2)	Certificate of Trust dated November 4, 2004. Previously filed on February 14, 2006 as Exhibit (a)(2) to the Registrant’s Registration Statement, and hereby incorporated by reference.
(b)	By-Laws. Previously filed on February 14, 2006 as Exhibit (b) to the Registrant’s Registration Statement, and hereby incorporated by reference.
(c)	Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.
(d)(1)	Investment Advisory Agreement between the Registrant, with respect to the JNF Equity and Balanced , and JNF Advisors, Inc., was filed on May 1, 2008 as Exhibit (d)(3) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(d)(2)	Sub-Advisory Agreement between JNF Advisors, Inc. and Chicago Equity Partners, LLC with respect to the JNF Equity and Balanced Portfolios, was filed on February 4, 2008 as Exhibit (d)(4) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(3)	Investment Advisory Agreement between the Registrant, with respect to the Adaptive Allocation Portfolio, and Critical Math Advisors, LLC, was filed on February 4, 2008 as Exhibit (d)(5) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(4)	Investment Advisory Agreement between the Registrant, with respect to the Changing Parameters Portfolio, and Changing Parameters LLC, was filed on February 4, 2008 as Exhibit (d)(6) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(5)	Investment Advisory Agreement between the Registrant, with respect to TOPS® Capital Preservation ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Moderate Growth ETF Portfolio ,TOPS® Growth ETF Portfolio, TOPS® Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS® Managed Risk Growth ETF Portfolio and ValMark Advisers, Inc. was filed on April 18, 2011 as Exhibit (d)(9) to Pre-Effective Amendment No. 33 to the Registrant’s Registration Statement, and is hereby incorporated by reference..
(d)(6)	Sub-Advisory Agreement between ValMark Advisers, Inc. and Milliman Financial Risk Management, LLC, with respect to TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS® Managed Risk Growth ETF Portfolio was filed on April 26, 2011 as Exhibit (d)(10) to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(7)	Investment Advisory Agreement between the Registrant, with respect to Astor Long/Short ETF Portfolio and Astor Asset Management, LLC to be filed by amendment.
(d)(8)	Investment Advisory Agreement between the Registrant, with respect to 7Twelve Balanced Portfolio and 7Twelve Advisors, LLC was filed on November 23, 2011 as Exhibit (d)(13) to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(9)	Investment Advisory Agreement between the Registrant, with respect to BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio and BCM Decathlon Aggressive Portfolio and Beaumont Financial Partners, LLC (d.b.a. BFP Capital Management) was filed on April 25, 2012 as Exhibit (d)(14) to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(10)	Form of Investment Advisory Agreement between the Registrant, with respect to Mariner Hyman Beck Portfolio and RJO Investment Management, LLC was filed on May 1, 2012 as Exhibit (d)(15) to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(11)	Form of Investment Advisory Agreement between the Registrant, with respect to Power Income VIT Fund and W.E. Donoghue & Co., Inc. was filed on April 23, 2012 as Exhibit (d)(16) to Post-Effective Amendment No. 56 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(12)	Form of Investment Advisory Agreement between the Registrant, with respect to Innealta Capital Country Rotation Portfolio and Innealta Capital Sector Rotation Portfolio and Al Frank Asset Management, Inc. (the Innealta Capital division), was filed on October 9, 2012 as Exhibit (d)(12) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference...
(d)(13)	Form of Investment Advisory Agreement between the Registrant, with respect to Leader Short-Term Bond Portfolio and Leader Capital Corp. was filed on October 16, 2012 as Exhibit (d)(13) to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(14)	Form of Investment Advisory Agreement between the Registrant, with respect to CAM Hedge VIT Fund and Commerce Asset Management, LLC was filed on February 20, 2013 as Exhibit (d)(14) to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(15)	Investment Advisory Agreement between the Registrant, with respect to BTS Tactical Fixed Income VIT Fund and BTS Asset Management, Inc. was filed on April 3, 2013 as Exhibit (d)(15) to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(16)	Form of Investment Advisory Agreement between the Registrant, with respect to Probabilities VIT Fund and Probabilities Fund Management, LLC was filed on April 15, 2013 as Exhibit (d)(16) to Post-Effective Amendment No.82 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(17)	Form of Investment Advisory Agreement between the Registrant, with respect to the Even Keel Premium Income Fund and Milliman Financial Risk Management LLC was filed on April 24, 2013 as Exhibit (d)(17) to Post-Effective Amendment No.92 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(18)	Investment Advisory Agreement between the Registrant, with respect to TOPS® Managed Risk Flex ETF Portfolio and ValMark Advisers, Inc. was filed on May 22, 2013 as Exhibit (d)(18) to Post-Effective Amendment No.98 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(19)	Form of Sub-Advisory Agreement between ValMark Advisers, Inc. and Milliman Financial Risk Management, LLC, with respect to TOPS® Managed Risk Flex ETF Portfolio was filed on May 22, 2013 as Exhibit (d)(19) to Post-Effective Amendment No.98 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(20)	Investment Advisory Agreement between the Registrant, with respect to JNF SSgA Retirement Income Portfolio and JNF Advisors, Inc. was filed on March 3, 2014 as Exhibit (d)(20) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(21)	Sub-Advisory Agreement between JNF Advisors, Inc. and SSgA Funds Management, Inc. with respect to JNF SSgA Retirement Income Portfolio was filed on March 3, 2014 as Exhibit (d)(21) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(22)	Investment Advisory Agreement between the Registrant, with respect to JNF Dynasty Liquid Alternatives Portfolio and JNF Advisors, Inc. was filed on January 5, 2015 as Exhibit (d)(22) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(23)	Sub-Advisory Agreement between JNF Advisors, Inc. and Dynasty Wealth Management, LLC with respect to JNF Dynasty Liquid Alternatives Portfolio was filed on January 5, 2015 as Exhibit (d)(23) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(24)	Form of Investment Advisory Agreement between the Registrant, with respect to 3Twelve Total Bond Portfolio and 7Twelve Advisors, LLC is filed herewith.
(e)	Underwriting Agreement between the Registrant and Northern Lights Distributors LLC, was filed on April 16, 2012 as Exhibit (e) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(f)	Bonus or Profit Sharing Contracts. Not Applicable.
(g)(1)	Custody Agreement between the Registrant and Bank of New York Mellon was filed on February 4, 2008 as Exhibit (g)(1) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(g)(2)	Custody Agreement between the Registrant and the First National Bank of Omaha was filed on February 4, 2008 as Exhibit (g)(2) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(g)(3)	Custody Agreement between the Registrant and Fifth Third Bank was filed on June 5, 2009 as Exhibit (g)(4) to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(g)(4)	Custody Agreement between the Registrant and Union Bank, N.A. was filed on October 9, 2012 as Exhibit (g)(4) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(h)(1)	Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(1) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(2)	Administration Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(2) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(3)	Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(3) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(4)	Custody Administration Agreement between Registrant and the Administrator with respect to certain Funds of the Trust, was filed on February 6, 2007 as Exhibit (h)(6) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(5)	Form of Expense Limitation Agreement between the Registrant, with respect to JNF Equity Portfolio, JNF Balanced Portfolio and JNF SSgA Retirement Income Portfolio, and JNF Advisors, Inc., was filed on April 16, 2014 as Exhibit (h)(3) to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(6)	Form of Expense Limitation Agreement between the Registrant, with respect to the Adaptive Allocation Portfolio, and Critical Math Advisors, LLC, was filed on April 15, 2014 as Exhibit (h)(6) to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(h)(7)	Participation Agreement between the Registrant, with respect to the each JNF Portfolio, and Jefferson National Life Insurance Company, was filed on May 1, 2008 as Exhibit (h)(9) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(h)(8)(1)	Participation Agreement between the Registrant, with respect to each JNF Portfolio, and PHL Variable Insurance Company, was filed on May 1, 2008 as Exhibit (h)(9)(1) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(h)(9)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Minnesota Life Insurance was filed on April 16, 2012 as Exhibit (h)(11)(3) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference..
(h)(9)(1)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Principal Life Insurance Company, Princor Financial Services Corporation and Principal National Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(4) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(2)	Participation Agreement between the Registrant, with respect to the TOPS Managed Risk Portfolios and Kansas City Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(5) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(3)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and PRUCO Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(6) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(4)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and PRUCO Life Insurance Company of New Jersey was filed on April 16, 2012 as Exhibit (h)(11)(7) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(5)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Ohio National Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(8) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(6)	Participation Agreement between the Registrant, with respect to the TOPS Managed Risk Portfolios and National Security Life and Annuity Company was filed on April 16, 2012 as Exhibit (h)(11)(9) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(10)	Participation Agreement between the Registrant, with respect to Adaptive Allocation portfolio and Power Income VIT, and Midland National Life Insurance Company was filed on October 9, 2012 as Exhibit (h)(10) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(11)	Participation Agreement between the Registrant, with respect to Power Income VIT and First Security Benefit Life Insurance and Annuity Company of New York was filed on October 9, 2012 as Exhibit (h)(11) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(11)(1)	Form of Participation Agreement between the Registrant, with respect to Innealta Capital Country Rotation Portfolio, Innealta Capital Sector Rotation Portfolio and First Security Benefit Life Insurance and Annuity Company of New York was filed on October 9, 2012 as Exhibit (h)(11)(1) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference..
(h)(12)	Form of Participation Agreement between the Registrant, with respect to Power Income VIT and Security Benefit Life Insurance Company was filed on October 9, 2012 as Exhibit (h)(12) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(12)(1)	Form of Participation Agreement between the Registrant, with respect to Innealta Capital Country Rotation Portfolio, Innealta Capital Sector Rotation Portfolio and Security Benefit Life Insurance Company was filed on October 9, 2012 as Exhibit (h)(12)(1) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(13)	Form of Participation Agreement between the Registrant, with respect to Power Income VIT Fund, BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio, BCM Decathlon Aggressive Portfolio, Mainer Hyman Beck Portfolio, Innealta Capital Country Rotation Portfolio, Innealta Capital Sector Rotation Portfolio and Jefferson National Life Insurance Company was filed on October 9, 2012 as Exhibit (h)(13) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference
(h)(15)	Expense Limitation Agreement between the Registrant, with respect to the BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio and BCM Decathlon Aggressive Portfolio and Beaumont Financial Partners, LLC (d.b.a. BFP Capital Management) was filed on April 25, 2012 as Exhibit (d)(14) to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(16)	Form of Expense Limitation Agreement between the Registrant, with respect to the Mariner Hyman Beck Portfolio and RJO Investment Management, LLC was filed on April 21, 2014 as Exhibit (d)(16) to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(17)	Form of Expense Limitation Agreement between the Registrant, with respect to the Power Income VIT Fund and W.E. Donoghue & Co., Inc. was filed on April 30, 2014 as Exhibit (h)(17) to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement, and is hereby incorporated by reference...
(h)(18)	Form of Expense Limitation Agreement between the Registrant, with respect to the Innealta Capital Country Rotation Portfolio and Innealta Capital Sector Rotation Portfolio and Al Frank Asset Management, Inc. (the Innealta Capital division), was filed on April 22, 2014 as Exhibit (h)(18) to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement, and is hereby incorporated by reference..
(h)(20)	Form of Expense Limitation Agreement between the Registrant, with respect to the Leader Short-Term Bond Portfolio and Leader Capital Corp., was filed on October 16, 2012 as Exhibit (d)(13) to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(21)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC was filed on October 9, 2012 as Exhibit (h)(21) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(22)	Form of Expense Limitation Agreement between the Registrant, with respect to the CAM Hedge VIT Fund, and Commerce Asset Management, LLC, was filed on February 20, 2013 as Exhibit (h)(22) to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(23)	Form of Expense Limitation Agreement between the Registrant, with respect to the BTS Tactical Fixed Income VIT Fund, and BTS Asset Management, Inc., was filed on April 16, 2014 as Exhibit (h)(23) to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(24)	Form of Expense Limitation Agreement between the Registrant, with respect to Probabilities VIT Fund and Probabilities Fund Management, LLC was filed on April 22, 2014 as Exhibit (h)(24) to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(25)	Form of Expense Limitation Agreement between the Registrant, with respect to Changing Parameters Portfolio and Changing Parameters, LLC was filed on April 15, 2014 as Exhibit (h)(25) to Post-Effective Amendment No.109 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(26)	Expense Limitation Agreement between the Registrant, with respect to JNF Advisors, Inc. and JNF Dynasty Liquid Alternatives Portfolio was filed on January 5, 2015 as Exhibit (h)(26) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(27)	Expense Limitation Agreement between the Registrant, with respect to 3Twelve Total Bond Portfolio and 7Twleve Advisors, LLC to be filed by subsequent amendment.
(i)(1)	Opinion was filed on March 3, 2014 as Exhibit (i) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(i)(2)	Consent of Counsel is filed herewith.
(j)(1)	Powers of Attorney for Anthony J. Hertl, Gary Lanzen, Mark H. Taylor, John Palancia, Mark D. Gersten, Mark Garbin, Andrew Rogers and Kevin Wolf was filed on September 27, 2013 as Exhibit (j)(1) to Post-Effective Amendment No.102 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(j)(2)	Consent of Independent Auditor is filed herewith.
(k)	Omitted Financial Statements. None.
(l)	Initial Capital Agreements was filed on January 11, 2007 as Exhibit (l) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(m)	Rule 12b-1 Plan was filed on June 5, 2009 as Exhibit (m) to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Updated Form of Rule 12b-1 Plan to include Astor Long/Short ETF Portfolio was filed on May 24, 2011 as Exhibit (m) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Updated Rule 12b-1 Plan to include Power Income VIT Fund was filed on April 3, 2012 as Exhibit (m) to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Updated Form of Rule 12b-1 Plan to include Innealta Capital Country Rotation Portfolio and Innealta Capital Sector Rotation Portfolio was filed on October 9, 2012 as Exhibit (m) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Updated Rule 12b-1 Plan to include Leader Short-Term Bond Portfolio was filed on October 9, 2012 as Exhibit (m) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Updated Form of Rule 12b-1 Plan to include CAM Hedge VIT Fund, BTS Tactical Fixed Income VIT Fund, Even Keel Premium Income Fund, Probabilities VIT Fund and TOPS® Managed Risk Flex ETF Portfolio was filed on April 3, 2013 as Exhibit (m) to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Updated Form of Rule 12b-1 Plan to include JNF SSgA Retirement Income Portfolio was filed on March 3, 2014 as Exhibit (m) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Updated Form of Rule 12b-1 Plan to include JNF Dynasty Liquid Alternatives and share classes 2, 3, and 4 of the 7Twelve Balanced Portfolio was filed on October 20, 2014 as Exhibit (m) to Post-Effective Amendment No.124 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Updated Rule 12b-1 Plan to include 3Twelve Total Bond Portfolio is filed herewith.
(n)

Rule 18f-3 Plan was filed on April 18, 2011 as Exhibit (n) to Post-Effective Amendment No.33 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Updated Form of Rule 18f-3 Plan to include Innealta Capital Country Rotation Portfolio, Innealta Capital Sector Rotation and Leader Short-Term Bond Portfolio was filed on October 9, 2012 as Exhibit (n) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

Updated Form of Rule 18f-3 Plan to include CAM Hedge VIT Fund, BTS Tactical Fixed Income VIT Fund, Probabilities VIT Fund, Even Keel Premium Income Fund and TOPS® Managed Risk Flex ETF Portfolio was filed on April 3, 2013 as Exhibit (m) to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement, and is hereby incorporated by reference. An updated 18f-3 Plan to include share classes 1, 2, 3, and 4 of 7Twelve Balanced Portfolio is filed herewith.

(p)(1)	Code of Ethics of Northern Lights Variable Trust, was filed on January 11, 2007 as Exhibit (p)(1) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(2)	Code of Ethics of JNF Advisors, Inc. was filed on March 2, 2007 as Exhibit (p)(4) to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(3)	Code of Ethics of Chicago Equity Partners, LLC was filed on March 2, 2007 as Exhibit (p)(5) to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(4)	Code of Ethics of Critical Math Advisors, LLC, was filed on February 6, 2007 as Exhibit (p)(5) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(5)	Code of Ethics of Changing Parameters LLC was filed on March 2, 2007 as Exhibit (p)(7) to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(6)	Code of Ethics of ValMark Advisers, Inc. was filed on October 9, 2012 as Exhibit (p)(6) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(7)	Code of Ethics of Milliman, Inc. was filed on October 9, 2012 as Exhibit (p)(7) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(8)	Code of Ethics of Astor Asset Management, LLC was filed on May 24, 2011 as Exhibit (p) (14) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(9)	Code of Ethics of 7Twelve Advisors, LLC was filed on November 1, 2011 as Exhibit (p)(15) to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(10)	Code of Ethics of Beaumont Financial Partners, LLC (d.b.a. BFP Capital Management) was filed on October 9, 2012 as Exhibit (p)(10) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(11)	Code of Ethics of RJO Investment Management, LLC was filed on October 9, 2012 as Exhibit (p)(11) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(12)	Code of Ethics of W.E. Donoghue & Co., Inc. was filed on April 16, 2012 as Exhibit (p)(18) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(13)	Code of Ethics of Al Frank Asset Management, Inc. (the Innealta Capital division) was filed on October 9, 2012 as Exhibit (p)(13) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(14)	Code of Ethics of Leader Capital Corp. was filed on October 16, 2012 as Exhibit (d)(13) to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(15)	Code of Ethics of Commerce Asset Management, LLC was filed on April 30, 2013 as Exhibit (p)(15) to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(16)	Code of Ethics of BTS Asset Management, Inc. was filed on April 3, 2013 as Exhibit (p)(16) to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(17)	Code of Ethics of Probabilities Fund Management, LLC was filed on April 15, 2013 as Exhibit (p)(17) to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(18)	Code of Ethics of Milliman Financial Risk Management LLC was filed on April 24, 2013 as Exhibit (p)(18) to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(19)	Code of Ethics of SSgA Funds Management, Inc. was filed on March 3, 2014 as Exhibit (p)(19) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(20)	Code of Ethics of Dynasty Wealth Management, LLC is filed herewith,

ITEM 29.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.    None.

ITEM 30.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of JNF Advisors, Inc.,  the Adviser to the JNF Equity Portfolio, JNF Balanced Portfolio, JNF SSgA Retirement Income Portfolio and JNF Dynasty Liquid Alternatives Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of JNF Advisors, Inc. will be incorporated by reference to Form ADV filed by JNF Advisors, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-67658).

Certain information pertaining to the business and other connections of Chicago Equity Partners, LLC,  the Sub-Adviser to the JNF Equity Portfolio and the JNF Balanced Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Adviser” and to the section of the Statement of Additional Information captioned “Sub-Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Chicago Equity Partners, LLC is incorporated by reference to Form ADV filed by Chicago Equity Partners, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-57280).

Certain information pertaining to the business and other connections of Critical Math Advisors, LLC,  the Adviser to the Adaptive Allocation Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Critical Math Advisors, LLC is incorporated by reference to Form ADV filed by Critical Math Advisors, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-65306).

Certain information pertaining to the business and other connections of Changing Parameters LLC,  the Adviser to the Changing Parameters Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Changing Parameters LLC is incorporated by reference to Form ADV filed by Changing Parameters LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-63495).

Certain information pertaining to the business and other connections of ValMark Advisers, Inc., the Adviser to TOPS® Capital Preservation ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Moderate Growth ETF Portfolio ,TOPS® Growth ETF Portfolio, TOPS® Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS® Managed Risk Growth ETF Portfolio and TOPS® Managed Risk Flex ETF Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of ValMark Advisers, Inc. is incorporated by reference to Form ADV filed by ValMark Advisers, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-55564).

Certain information pertaining to the business and other connections of Milliman, Inc, the Sub-Adviser to TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS® Managed Risk Growth ETF Portfolio and TOPS® Managed Risk Flex ETF Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Adviser” and to the section of the Statement of Additional Information captioned “Sub-Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Milliman, Inc. is incorporated by reference to Form ADV filed by Milliman, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-33315).

Certain information pertaining to the business and other connections of Astor Asset Management, LLC, the Adviser to Astor Long/Short ETF Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Astor Asset Management, LLC. is incorporated by reference to Form ADV filed by Astor Asset Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-61526).

Certain information pertaining to the business and other connections of 7Twelve Advisors, LLC, the Adviser to 7Twelve Balanced Portfolio and 3Twelve Total Bond Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of 7Twelve Advisors, LLC is incorporated by reference to Form ADV filed by 7Twelve Advisors, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-71758).

Certain information pertaining to the business and other connections of RJO Investment Management, LLC, the Adviser to Mariner Hyman Beck Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner of RJO Investment Management, LLC is incorporated by reference to Form ADV filed by RJO Investment Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-71417).

Certain information pertaining to the business and other connections of W.E. Donoghue & Co., Inc, the Adviser to Power Income VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner of W.E. Donoghue & Co., Inc. is incorporated by reference to Form ADV filed by W.E. Donoghue & Co., Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-27959).

Certain information pertaining to the business and other connections of Al Frank Asset Management, Inc. (the Innealta Capital division), the Adviser to Innealta Capital Country Rotation Portfolio and Innealta Capital Sector Rotation Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner Al Frank Asset Management, Inc. (the Innealta Capital division). is incorporated by reference to Form ADV filed by Al Frank Asset Management, Inc. (the Innealta Capital division). with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-30528).

Certain information pertaining to the business and other connections of Leader Capital Corp., the Adviser to Leader Short-Term Bond Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner Leader Capital Corp. is incorporated by reference to Form ADV filed by Leader Capital Corp. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-56684).

Certain information pertaining to the business and other connections of Commerce Asset Management, LLC, the Adviser to CAM Hedge VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner Commerce Asset Management, LLC is incorporated by reference to Form ADV filed by Commerce Asset Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-72903).

Certain information pertaining to the business and other connections of BTS Asset Management, Inc., the Adviser to BTS Tactical Fixed Income VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner BTS Asset Management, Inc. is incorporated by reference to Form ADV filed by BTS Asset Management, Inc., with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-14895).

Certain information pertaining to the business and other connections of Probabilities Fund Management, LLC, the Adviser to Probabilities VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner Probabilities Fund Management, LLC is incorporated by reference to Form ADV filed by Probabilities Fund Management, LLC, with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-77947).

Certain information pertaining to the business and other connections of Milliman Financial Risk Management LLC, the Adviser to Even Keel Premium Income Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner Milliman Financial Risk Management LLC is incorporated by reference to Form ADV filed by Milliman Financial Risk Management LLC, with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-73056).

Certain information pertaining to the business and other connections of SSgA Funds Management, Inc. the Sub-Adviser to JNF SSgA Retirement Income Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Adviser” and to the section of the Statement of Additional Information captioned “Sub-Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of SSgA Funds Management, Inc. is incorporated by reference to Form ADV filed by SSgA Funds Management, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-60103).

Certain information pertaining to the business and other connections of Dynasty Wealth Management, LLC the Sub-Adviser to JNF Dynasty Liquid Alternatives Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Adviser” and to the section of the Statement of Additional Information captioned “Sub-Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Dynasty Wealth Management, LLC is incorporated by reference to Form ADV filed by Dynasty Wealth Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-71301).

ITEM 32.

PRINCIPAL UNDERWRITER.

(a)

Northern Lights Distributors, LLC (“NLD”), the principal underwriter to the Trust also acts as principal underwriter for the following:

AdvisorOne Funds, AmericaFirst Quantitative Funds, Arrow ETF Trust, Compass EMP Funds Trust, Copeland Trust, Equinox Funds Trust, Forethought Variable Insurance Trust, Miller Investment Trust, Morgan Creek Series Trust, Mutual Fund Series Trust, Nile Capital Investment Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust III, Northern Lights Variable Trust, OCM Mutual Fund, The Multi-Strategy Growth & Income Fund, The Saratoga Advantage Trust, Vertical Capital Income Fund, Texas Tomorrow Fund II (currently known as the Texas Tuition Promise Fund), Total Income+ Real Estate Fund, Tributary Funds, Inc., Two Roads Shared Trust, CLA Strategic Allocation Fund, Forefront Income Trust, Princeton Private Equity Fund, GL Beyond Income Fund, and Neiman Funds.

(b)

NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 17605 Wright Street, Omaha, Nebraska 68130. NLD is an affiliate of Gemini Fund Services, LLC and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC. To the best of Registrant’s knowledge, the following are the officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Brian Nielsen	Manager, CEO, Secretary	None
Bill Wostoupal	President	None
Daniel Applegarth	Treasurer	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None
Bill Strait	General Counsel	None

ITEM 33.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Gemini Fund Services, LLC (“GFS”), located at 17605 Wright Street, Suite 2, Omaha, Nebraska 68130, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.

Gemini Fund Services, LLC, located at 80 Arkay Drive, Hauppauge, New York 11788, maintains all records required pursuant to Administrative Service Agreements with the Trust.

First National Bank of Omaha (‘FNBO”), located at 1620 Dodge Street, Omaha, NE 68197, provides custodian services to the Adaptive Allocation Portfolio pursuant to a Custody Agreement between FNBO and the Trust.

Fifth Third Bank (“Fifth Third”), located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263, provides custodian services to JNF Equity Portfolio, JNF Balanced Portfolio, JNF SSgA Retirement Income Portfolio and JNF Dynasty Liquid Alternatives Portfolio pursuant to a Custody Agreement between Fifth Third and the Trust.

JNF Advisors, Inc. located at 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the JNF Equity Portfolio, JNF Balanced Portfolio, JNF SSgA Retirement Income Portfolio, and JNF Dynasty Liquid Alternatives Portfolio

Chicago Equity Partners, LLC located at 180 N. LaSalle Street, Suite 3800, Chicago, Illinois 60601, pursuant to the Sub-Advisory Agreement with JNF Advisors, Inc., maintains all records required pursuant to such agreement with respect to the JNF Equity Portfolio and the JNF Balanced Portfolio.

Critical Math Advisors, LLC located at 29 Emmons Drive, Suite A-20, Princeton, NJ 08540 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Adaptive Allocation Portfolio.

Changing Parameters LLC located at 250 Oak Grove Avenue, Suite A, Menlo Park, California 94025 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Changing Parameters Portfolio.

ValMark Advisers, Inc. located at 130 Springside Drive, Akron, OH 44333, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to TOPSTM Capital Preservation ETF Portfolio, TOPSTM Balanced ETF Portfolio, TOPSTM Moderate Growth ETF Portfolio ,TOPSTM Growth ETF Portfolio, TOPSTM Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS® Managed Risk Growth ETF Portfolio and TOPS® Managed Risk Flex ETF Portfolio.

Milliman, Inc. located at 1301 Fifth Avenue, Suite 3800, Seattle, WA 98101, pursuant to the Sub-Advisory Agreement with ValMark Advisers, Inc., maintains all records required pursuant to such agreement with respect to TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS® Managed Risk Growth ETF Portfolio and TOPS® Managed Risk Flex ETF Portfolio.

Astor Asset Management, LLC located at 111 S. Wacker Drive, Suite 3910, Chicago, IL 606061, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Astor Long/Short ETF Portfolio.

7Twelve Advisors, LLC located at 1720 West End Ave., Suite 450, Nashville, TN 37203, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to 7Twelve Balanced Portfolio and 3Twelve Total Bond Portfolio.

Monte Capital Group LLC located at 11 Broadway, Suite 766, New York, NY 10004, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Mariner Managed Futures Strategy Portfolio.

W.E Donoghue & Co., Inc. located at 629 Washington Street, Norwood, MA 02062, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Power Income VIT Fund.

Leader Capital Corp. located at 1750 SW Skyline Blvd. Suite 204, Portland, OR 97221, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Leader Short-Term Bond Portfolio.

Commerce Asset Management, LLC located at 5050 Poplar Avenue, 20th Floor, Memphis, TN 38157, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to CAM Hedge VIT Fund.

BTS Asset Management, Inc. located at 420 Bedford Street, Suite 340, Lexington, MA 02420, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to BTS Tactical Fixed Income VIT Fund.

Probabilities Fund Management, LLC located at 1665 Union Street, Suite A, San Diego, CA 92101, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Probabilities VIT Fund.

Milliman Financial Risk Management LLC located at 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Even Keel Premium Income Fund.

SSgA Funds Management, Inc. located at One Lincoln Street, Boston, MA 02111, pursuant to the Sub-Advisory Agreement with JNF Advisors, Inc., maintains all records required pursuant to such agreement with respect to the JNF Equity Portfolio, JNF Balanced Portfolio and JNF SSgA Retirement Income Portfolio.

Dynasty Wealth Management, LLC located at 1350 Avenue of the Americas, 32nd Floor, New York, NY 10019, pursuant to the Sub-Advisory Agreement with JNF Advisors, Inc., maintains all records required pursuant to such agreement with respect to the JNF Dynasty Liquid Alternatives Portfolio.

ITEM 34.

MANAGEMENT SERVICES.

Not applicable.

ITEM 35.

UNDERTAKINGS.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 139 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on this 30th day of April, 2015.

NORTHERN LIGHTS VARIABLE TRUST

(Registrant)

/s/ Andrew Rogers

By:  Andrew Rogers, President,

Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

John V. Palancia* John V. Palancia	Trustee	April 30, 2015
Gary Lanzen* Gary Lanzen	Trustee	April 30, 2015
Anthony Hertl* Anthony Hertl	Trustee	April 30, 2015
Mark Taylor* Mark Taylor	Trustee	April 30, 2015
Mark D, Gersten* Mark D. Gersten	Trustee	April 30, 2015
Mark Garbin* Mark Garbin	Trustee	April 30, 2015
/s/ Andrew Rogers* Andrew Rogers	President, Principal Executive Officer and Trustee	April 30, 2015
/s/ Kevin Wolf* Kevin Wolf	Treasurer and Principal Accounting Officer	April 30, 2015

By:

/s/ James P. Ash          Date: April 30, 2015

James P. Ash

*Attorney-in-Fact – Pursuant to Powers of Attorney filed on April 7, 2011, January 19, 2012 and September 27, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 45 and which are hereby incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Counsel	(i)(2)
Consent of Auditor	(j)(2)